                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust ("JHT") is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 109 separate investment portfolios or funds (each a "Fund," collectively "Funds"). This Prospectus applies only to the following
Funds:

500 INDEX TRUST B
ACTIVE BOND TRUST
ALL CAP CORE TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN INTERNATIONAL TRUST
BLUE CHIP GROWTH TRUST
BOND INDEX TRUST A
CAPITAL APPRECIATION TRUST
CLASSIC VALUE TRUST
CORE EQUITY TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FRANKLIN TEMPLETON FOUNDING
 ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
GLOBAL TRUST
HEALTH SCIENCES TRUST
HIGH YIELD TRUST
INCOME & VALUE TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL EQUITY INDEX TRUST B
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LIFESTYLE AGGRESSIVE TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MID CAP INDEX TRUST
MID CAP STOCK TRUST
MONEY MARKET TRUST B
NATURAL RESOURCES TRUST
PACIFIC RIM TRUST
QUANTITATIVE ALL CAP TRUST
QUANTITATIVE MID CAP TRUST
QUANTITATIVE VALUE TRUST
REAL ESTATE SECURITIES TRUST
SCIENCE & TECHNOLOGY TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY VALUE TRUST
STRATEGIC BOND TRUST
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. GOVERNMENT SECURITIES TRUST
U.S. LARGE CAP TRUST
VALUE TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JHT, THE ADVISER OR ANY SUBADVISERS TO JHT OR THE PRINCIPAL UNDERWRITER OF THE SHARES. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF JHT IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                   The date of this Prospectus is May 1, 2007

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES,
  RISKS AND PERFORMANCE.....................................    1

                         SMALL CAP FUNDS
  Small Cap Growth Trust....................................   15
  Small Cap Opportunities Trust.............................   16
  Small Cap Value Trust.....................................   17
  Small Company Value Trust.................................   19

                          MID CAP FUNDS
  Mid Cap Stock Trust.......................................   21
  Quantitative Mid Cap Trust................................   22
  Value Trust...............................................   23

                         LARGE CAP FUNDS
  All Cap Core Trust........................................   25
  Blue Chip Growth Trust....................................   26
  Capital Appreciation Trust................................   28
  Classic Value Trust.......................................   29
  Core Equity Trust.........................................   30
  Equity-Income Trust.......................................   31
  Fundamental Value Trust...................................   33
  Quantitative All Cap Trust................................   34
  Quantitative Value Trust..................................   35
  U.S. Large Cap Trust......................................   36

                       INTERNATIONAL FUNDS
  Global Trust..............................................   38
  International Opportunities Trust.........................   39
  International Small Cap Trust.............................   40
  International Core Trust..................................   41
  International Value Trust.................................   42
  Pacific Rim Trust.........................................   43

                       FIXED INCOME FUNDS
  Active Bond Trust.........................................   45
  Global Bond Trust.........................................   46
  High Yield Trust..........................................   48
  Investment Quality Bond Trust.............................   49
  Money Market Trust B......................................   50
  Strategic Bond Trust......................................   52
  Total Return Trust........................................   54
  U.S. Government Securities Trust..........................   56

                          HYBRID FUNDS
  Global Allocation Trust...................................   58

  Income & Value Trust......................................   60

                         SPECIALTY FUNDS
  Financial Services Trust..................................   62
  Health Sciences Trust.....................................   63
  Natural Resources Trust...................................   65
  Real Estate Securities Trust..............................   67
  Science & Technology Trust................................   68

                         FUNDS OF FUNDS
  Index Allocation Trust....................................   71
  Franklin Templeton Founding Allocation Trust..............   72
  The Lifestyle Trusts......................................   73

                           INDEX FUNDS
  Small Cap Index Trust.....................................   78
  Mid Cap Index Trust.......................................   78
  Total Stock Market Index Trust............................   78
  500 Index Trust B.........................................   78
  International Equity Index Trust B........................   81
  Bond Index Trust A........................................   83

                      AMERICAN FEEDER FUNDS
  American Asset Allocation Trust...........................   85
  American Bond Trust.......................................   86
  American Growth Trust.....................................   87
  American Growth-Income Trust..............................   88
  American International Trust..............................   89
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND
  INVESTMENT POLICIES.......................................   91
  Risks of Investing in Certain Types of Securities.........   91
  Additional Information About the Funds' Principal
     Investment Policies....................................   98
MANAGEMENT OF JHT...........................................  100
  Advisory Arrangements.....................................  100
  Advisory Fee Waivers......................................  106
  Subadvisory Arrangements and Management Biographies.......  108
MULTICLASS PRICING; RULE 12B-1 PLANS........................  124
GENERAL INFORMATION.........................................  125
  Taxes.....................................................  125
  Qualification as A Regulated Investment Company...........  125
  Diversification Requirements Applicable To Insurance
     Company Separate Accounts..............................  125
  Tax-Qualified and Non-Qualified Contracts.................  126
  Foreign Investments.......................................  126
  Tax Implications for Insurance Contracts with Investments
     Allocated to JHT.......................................  126
  Dividends.................................................  127
  Purchase and Redemption of Shares.........................  127

  Disruptive Short Term Trading.............................  128
  Policy Regarding Disclosure of Trust Portfolio Holdings...  129
  Purchasers of Shares of JHT...............................  129
  Broker Compensation and Revenue Sharing Arrangements......  129
FINANCIAL HIGHLIGHTS........................................  130
APPENDIX A..................................................  181
  LIFESTYLE TRUSTS AND FRANKLIN TEMPLETON FOUNDING
     ALLOCATION TRUST:
     DESCRIPTION OF UNDERLYING FUNDS........................  181
APPENDIX B..................................................  192
  INDEX ALLOCATION TRUST: DESCRIPTION OF UNDERLYING FUNDS...  192
APPENDIX C..................................................  193
  FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: HISTORICAL
     PERFORMANCE OF
     ALLOCATION STRATEGY....................................  193
FOR MORE INFORMATION........................................  199

                               FUND DESCRIPTIONS:

            INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

     JHT is a series trust which currently has 109 separate investment Funds. The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund. Each of the American Asset Allocation Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust and American International Trust operates as a "feeder fund" (referred to as "JHT Feeder Funds") which means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. See "American Feeder
Funds -- Master -- Feeder Structure." The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

INVESTMENT MANAGEMENT

     John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and the Funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate continuous investments programs for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Principal Risks and Investment Policies."

ADDITIONAL INVESTMENT POLICIES

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

     More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix I of the SAI.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The following and other risks are more fully described below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      --  Active Management Risk

      --  Arbitrage Securities and Distressed Companies Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Exchange Traded Funds ("ETFs") Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Index Management Risk

      --  Industry or Sector Investing Risk

      --  Initial Public Offerings ("IPOs") Risk

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

      --  Short Sale Risk

      --  Small and Medium Size Companies Risk

      --  Stripped Securities Risk

     An investment in any of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each Fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the Fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each Fund (Series II shares in the case of the JHT Feeder Funds and NAV shares in the case of certain Funds) from year to year over a ten-year period if available. For Funds that show the performance of Series II or Series I shares, the performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

     Performance Table. The table compares each Fund's one, five and ten year average annual returns as of December 31, 2006 for each series of shares to those of a broad measure or index of market performance. If the period since inception of the Fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the bar chart and the performance table reflects all fees charged to each Fund such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

PORTFOLIO MANAGERS

     See "Subadvisory Arrangements and Management Biographies" for information relating to the Funds' portfolio managers.

FEES AND EXPENSES FOR EACH FUND

     Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

     (as a percentage of JHT's average net assets for the fiscal year ended December 31, 2006)

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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
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500 INDEX B(2)
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NAV Class                               0.46%        0.00%        0.03%        0.00%         0.49%          0.24%         0.25%
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ACTIVE BOND
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NAV Class                               0.60%        0.00%        0.04%        0.00%         0.64%          0.00%         0.64%
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Series I Class                          0.60%        0.05%        0.04%        0.00%         0.69%          0.00%         0.69%
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Series II Class                         0.60%        0.25%        0.04%        0.00%         0.89%          0.00%         0.89%
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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
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ALL CAP CORE
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NAV Class                               0.78%        0.00%        0.05%        0.00%         0.83%          0.00%         0.83%
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Series I Class                          0.78%        0.05%        0.05%        0.00%         0.88%          0.00%         0.88%
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Series II Class                         0.78%        0.25%        0.05%        0.00%         1.08%          0.00%         1.08%
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BLUE CHIP GROWTH(3)
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NAV Class                               0.81%        0.00%        0.02%        0.00%         0.83%          0.00%         0.83%
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Series I Class                          0.81%        0.05%        0.02%        0.00%         0.88%          0.00%         0.88%
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Series II Class                         0.81%        0.25%        0.02%        0.00%         1.08%          0.00%         1.08%
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BOND INDEX A
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NAV Class                               0.47%        0.00%        0.08%        0.00%         0.55%          0.00%         0.55%
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Series I Class                          0.47%        0.05%        0.08%        0.00%         0.60%          0.00%         0.60%
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Series II Class                         0.47%        0.25%        0.08%        0.00%         0.80%          0.00%         0.80%
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CAPITAL APPRECIATION
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NAV Class                               0.75%        0.00%        0.03%        0.00%         0.78%          0.00%         0.78%
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Series I Class                          0.75%        0.05%        0.03%        0.00%         0.83%          0.00%         0.83%
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Series II Class                         0.75%        0.25%        0.03%        0.00%         1.03%          0.00%         1.03%
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CLASSIC VALUE
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NAV Class                               0.80%        0.00%        0.11%        0.00%         0.91%          0.00%         0.91%
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Series I Class                          0.80%        0.05%        0.11%        0.00%         0.96%          0.00%         0.96%
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Series II Class                         0.80%        0.25%        0.11%        0.00%         1.16%          0.00%         1.16%
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CORE EQUITY
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NAV Class                               0.78%        0.00%        0.05%        0.00%         0.83%          0.00%         0.83%
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Series I Class                          0.78%        0.05%        0.05%        0.00%         0.88%          0.00%         0.88%
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Series II Class                         0.78%        0.25%        0.05%        0.00%         1.08%          0.00%         1.08%
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EQUITY-INCOME(3)
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NAV Class                               0.81%        0.00%        0.03%        0.00%         0.84%          0.00%         0.84%
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Series I Class                          0.81%        0.05%        0.03%        0.00%         0.89%          0.00%         0.89%
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Series II Class                         0.81%        0.25%        0.03%        0.00%         1.09%          0.00%         1.09%
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FINANCIAL SERVICES
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NAV Class                               0.82%        0.00%        0.04%        0.00%         0.86%          0.00%         0.86%
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Series I Class                          0.82%        0.05%        0.04%        0.00%         0.91%          0.00%         0.91%
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Series II Class                         0.82%        0.25%        0.04%        0.00%         1.11%          0.00%         1.11%
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FRANKLIN TEMPLETON FOUNDING
  ALLOCATION(4,5)
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NAV Class                               0.05%        0.00%        0.07%        0.97%         1.09%          0.09%         1.00%
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Series I Class                          0.05%        0.05%        0.07%        0.97%         1.14%          0.09%         1.05%
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Series II Class                         0.05%        0.25%        0.07%        0.97%         1.34%          0.09%         1.25%
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FUNDAMENTAL VALUE
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NAV Class                               0.77%        0.00%        0.04%        0.00%         0.81%          0.00%         0.81%
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Series I Class                          0.77%        0.05%        0.04%        0.00%         0.86%          0.00%         0.86%
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Series II Class                         0.77%        0.25%        0.04%        0.00%         1.06%          0.00%         1.06%
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GLOBAL ALLOCATION
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NAV Class                               0.85%        0.00%        0.13%        0.00%         0.98%          0.00%         0.98%
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Series I Class                          0.85%        0.05%        0.13%        0.00%         1.03%          0.00%         1.03%
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Series II Class                         0.85%        0.25%        0.13%        0.00%         1.23%          0.00%         1.23%
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GLOBAL BOND
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NAV Class                               0.70%        0.00%        0.10%        0.00%         0.80%          0.00%         0.80%
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Series I Class                          0.70%        0.05%        0.10%        0.00%         0.85%          0.00%         0.85%
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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
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Series II Class                         0.70%        0.25%        0.10%        0.00%         1.05%          0.00%         1.05%
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GLOBAL(6,7)
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NAV Class                               0.82%        0.00%        0.14%        0.00%         0.96%          0.00%         0.96%
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Series I Class                          0.82%        0.05%        0.14%        0.00%         1.01%          0.00%         1.01%
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Series II Class                         0.82%        0.25%        0.14%        0.00%         1.21%          0.00%         1.21%
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HEALTH SCIENCES(3)
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NAV Class                               1.05%        0.00%        0.09%        0.00%         1.14%          0.00%         1.14%
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Series I Class                          1.05%        0.05%        0.09%        0.00%         1.19%          0.00%         1.19%
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Series II Class                         1.05%        0.25%        0.09%        0.00%         1.39%          0.00%         1.39%
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HIGH YIELD
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NAV Class                               0.66%        0.00%        0.05%        0.00%         0.71%          0.00%         0.71%
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Series I Class                          0.66%        0.05%        0.05%        0.00%         0.76%          0.00%         0.76%
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Series II Class                         0.66%        0.25%        0.05%        0.00%         0.96%          0.00%         0.96%
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INCOME & VALUE
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NAV Class                               0.79%        0.00%        0.07%        0.00%         0.86%          0.00%         0.86%
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Series I Class                          0.79%        0.05%        0.07%        0.00%         0.91%          0.00%         0.91%
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Series II Class                         0.79%        0.25%        0.07%        0.00%         1.11%          0.00%         1.11%
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INDEX ALLOCATION(8)
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NAV Class(4)                            0.05%        0.00%        0.09%        0.53%         0.67%          0.12%         0.55%
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Series I Class(4)                       0.05%        0.05%        0.09%        0.53%         0.72%          0.12%         0.60%
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Series II Class                         0.05%        0.25%        0.09%        0.53%         0.92%          0.12%         0.80%
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INTERNATIONAL CORE
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NAV Class                               0.89%        0.00%        0.10%        0.00%         0.99%          0.00%         0.99%
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Series I Class                          0.89%        0.05%        0.10%        0.00%         1.04%          0.00%         1.04%
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Series II Class                         0.89%        0.25%        0.10%        0.00%         1.24%          0.00%         1.24%
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INTERNATIONAL EQUITY INDEX B(2)
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NAV Class                               0.53%        0.00%        0.04%        0.01%         0.58%          0.23%         0.35%
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INTERNATIONAL OPPORTUNITIES
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NAV Class                               0.89%        0.00%        0.11%        0.00%         1.00%          0.00%         1.00%
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Series I Class                          0.89%        0.05%        0.13%        0.00%         1.07%          0.00%         1.07%
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Series II Class                         0.89%        0.25%        0.11%        0.00%         1.25%          0.00%         1.25%
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INTERNATIONAL SMALL CAP
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NAV Class                               0.92%        0.00%        0.19%        0.00%         1.11%          0.00%         1.11%
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Series I Class                          0.92%        0.05%        0.19%        0.00%         1.16%          0.00%         1.16%
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Series II Class                         0.92%        0.25%        0.19%        0.00%         1.36%          0.00%         1.36%
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INTERNATIONAL VALUE(6)
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NAV Class                               0.82%        0.00%        0.11%        0.00%         0.93%          0.00%         0.93%
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Series I Class                          0.82%        0.05%        0.11%        0.00%         0.98%          0.00%         0.98%
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Series II Class                         0.82%        0.25%        0.11%        0.00%         1.18%          0.00%         1.18%
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INVESTMENT QUALITY BOND
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NAV Class                               0.60%        0.00%        0.07%        0.00%         0.67%          0.00%         0.67%
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Series I Class                          0.60%        0.05%        0.07%        0.00%         0.72%          0.00%         0.72%
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Series II Class                         0.60%        0.25%        0.07%        0.00%         0.92%          0.00%         0.92%
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LIFESTYLE AGGRESSIVE
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NAV Class                               0.04%        0.00%        0.02%        0.90%         0.96%          0.00%         0.96%
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Series I Class                          0.04%        0.05%        0.02%        0.90%         1.01%          0.00%         1.01%
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Series II Class                         0.04%        0.25%        0.02%        0.90%         1.21%          0.00%         1.21%
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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
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LIFESTYLE BALANCED
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.01%        0.84%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.01%        0.84%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.01%        0.84%         1.14%          0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.02%        0.78%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.02%        0.78%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.02%        0.78%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.01%        0.87%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.01%        0.87%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.01%        0.87%         1.17%          0.00%         1.17%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.02%        0.81%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.02%        0.81%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.02%        0.81%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.84%        0.00%        0.04%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.84%        0.05%        0.04%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.84%        0.25%        0.04%        0.00%         1.13%          0.00%         1.13%
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET B(2)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.50%        0.00%        0.01%        0.00%         0.51%          0.23%         0.28%
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.00%        0.00%        0.06%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.00%        0.05%        0.06%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.00%        0.25%        0.06%        0.00%         1.31%          0.00%         1.31%
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.21%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.22%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.22%        0.00%         1.27%          0.00%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.71%        0.00%        0.05%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.71%        0.05%        0.05%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.71%        0.25%        0.05%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.74%        0.00%        0.13%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(4)                       0.74%        0.05%        0.13%        0.00%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(4)                      0.74%        0.25%        0.13%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.68%        0.00%        0.05%        0.00%         0.73%          0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.68%        0.05%        0.05%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.68%        0.25%        0.05%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.03%        0.00%         0.73%          0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.03%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.03%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.05%        0.00%        0.10%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.05%        0.05%        0.08%        0.00%         1.18%          0.00%         1.18%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.05%        0.25%        0.09%        0.00%         1.39%          0.00%         1.39%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.07%        0.00%        0.08%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.07%        0.05%        0.11%        0.00%         1.23%          0.00%         1.23%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.07%        0.25%        0.08%        0.00%         1.40%          0.00%         1.40%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.99%        0.00%        0.03%        0.00%         1.02%          0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.99%        0.05%        0.03%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.99%        0.25%        0.03%        0.00%         1.27%          0.00%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.06%        0.00%        0.05%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.06%        0.05%        0.08%        0.00%         1.19%          0.00%         1.19%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.06%        0.25%        0.06%        0.00%         1.37%          0.00%         1.37%
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.02%        0.00%        0.04%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.02%        0.05%        0.05%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.02%        0.25%        0.06%        0.00%         1.33%          0.00%         1.33%
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.68%        0.00%        0.07%        0.00%         0.75%          0.00%         0.75%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.68%        0.05%        0.07%        0.00%         0.80%          0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.68%        0.25%        0.07%        0.00%         1.00%          0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.06%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.06%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.06%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.49%        0.00%        0.03%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.49%        0.05%        0.03%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.49%        0.25%        0.03%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES(10)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.61%        0.00%        0.08%        0.00%         0.69%          0.00%         0.69%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.61%        0.05%        0.08%        0.00%         0.74%          0.00%         0.74%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.61%        0.25%        0.08%        0.00%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
U.S. LARGE CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.83%        0.00%        0.04%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.83%        0.05%        0.03%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.83%        0.25%        0.03%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.74%        0.00%        0.05%        0.00%         0.79%          0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.74%        0.05%        0.05%        0.00%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.74%        0.25%        0.05%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     MASTER FUND
                                 FEEDER FUND
                                                                         TOTAL
                                 MANAGEMENT                 OTHER      OPERATING     MANAGEMENT                 OTHER
FUNDS                               FEES      12B-1 FEES   EXPENSES   EXPENSES(9)     FEES(11)    12B-1 FEES   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AMERICAN ASSET ALLOCATION
  TRUST(4)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.32%        0.00%       0.01%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.32%        0.00%       0.01%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.32%        0.00%       0.01%
AMERICAN BOND TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.41%        0.25%       0.01%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.41%        0.25%       0.01%
Series III Class(4)                 0.00%        0.00%       0.03%        0.03%         0.41%        0.25%       0.01%
AMERICAN GROWTH TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.32%        0.25%       0.02%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.32%        0.25%       0.02%
Series III Class(4)                 0.00%        0.00%       0.03%        0.03%         0.32%        0.25%       0.02%
AMERICAN GROWTH-INCOME TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.27%        0.25%       0.01%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.27%        0.25%       0.01%
Series III Class(4)                 0.00%        0.00%       0.03%        0.03%         0.27%        0.25%       0.01%
AMERICAN INTERNATIONAL TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.50%        0.25%       0.05%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.50%        0.25%       0.05%
Series III Class(4)                 0.00%        0.00%       0.03%        0.03%         0.50%        0.25%       0.05%


                                     TOTAL
                                 MASTER FUND &
                                  FEEDER FUND
FUNDS                              EXPENSES
-------------------------------  -------------
AMERICAN ASSET ALLOCATION
  TRUST(4)
Series I Class                       0.96%
Series II Class                      1.11%
Series III Class                     0.61%
AMERICAN BOND TRUST
Series I Class                       1.05%
Series II Class                      1.20%
Series III Class(4)                  0.70%
AMERICAN GROWTH TRUST
Series I Class                       0.97%
Series II Class                      1.12%
Series III Class(4)                  0.62%
AMERICAN GROWTH-INCOME TRUST
Series I Class                       0.91%
Series II Class                      1.06%
Series III Class(4)                  0.56%
AMERICAN INTERNATIONAL TRUST
Series I Class                       1.18%
Series II Class                      1.33%
Series III Class(4)                  0.83%

(1)The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.

(2)JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(3)The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.

(4)For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(5)The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated by the Adviser any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, Income Trust and Mutual Shares Trust. The expenses of each of these funds are set forth above.

(6)The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.

(7)The Adviser has contractually agreed to limit "Other Expenses" for the Global Trust as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.

(8)The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT -- Contractual Expense Limit" until May 1, 2008.

(9)The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(10)The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(11)Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

EXAMPLE OF EXPENSES FOR EACH FUND

     The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts shown would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 26                $133                $250               $  593
-----------------------------------------------------------------------------------------------------------------------
  ACTIVE BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 65                $205                $357               $  798
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   70                 221                 384                  859
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  ALL CAP CORE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN ASSET ALLOCATION TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 98                $306                $531               $1,178
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 62                 195                 340                  762
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN BOND TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $107                $334                $579               $1,283
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 72                 224                 390                  871
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GROWTH TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 99                $309                $536               $1,190
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 63                 199                 346                  774
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GROWTH-INCOME TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 93                $290                $504               $1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 57                 179                 313                  701
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN INTERNATIONAL TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $120                $375                $649               $1,432
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  BLUE CHIP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  BOND INDEX A
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 56                $176                $307               $  689
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   61                 192                 335                  750
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 80                $249                $433               $  966
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  CLASSIC VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 93                $290                $504               $1,120
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  EQUITY-INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 86                $268                $466               $1,037
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING
     ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $102                $338                $592               $1,321
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  107                 353                 619                1,378
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 127                 416                 725                1,605
-----------------------------------------------------------------------------------------------------------------------
  FUNDAMENTAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 83                $259                $450               $1,002
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $100                $312                $542               $1,201
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 82                $255                $444               $  990
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   87                 271                 471                1,049
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 98                $306                $531               $1,178
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 123                 384                 665                1,466
-----------------------------------------------------------------------------------------------------------------------
  HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $116                $362                $628               $1,386
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 73                $227                $395               $  883
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  INCOME & VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  INDEX ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 56                $202                $360               $  821
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   61                 218                 388                  881
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  82                 281                 497                1,118
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL CORE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $101                $315                $547               $1,213
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 126                 394                 681                1,500
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 36                $163                $301               $  704
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $102                $318                $552               $1,225
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 127                 397                 686                1,511
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 138                 431                 745                1,635
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 95                $296                $515               $1,143
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  INVESTMENT QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 68                $214                $373               $  835
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   74                 230                 401                  894
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE AGGRESSIVE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 98                $306                $531               $1,179
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  103                 322                 558                1,237
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 123                 384                 665                1,467
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE BALANCED
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 91                $284                $494               $1,098
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   96                 300                 521                1,157
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 116                 363                 629                1,388
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 86                $269                $467               $1,040
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   91                 285                 494                1,099
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 111                 347                 602                1,331
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 94                $292                $508               $1,127
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   99                 308                 535                1,186
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 119                 371                 642                1,417
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE MODERATE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $277                $482               $1,072
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  MID CAP STOCK
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 90                $281                $488               $1,084
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  MONEY MARKET B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 29                $140                $262               $  618
-----------------------------------------------------------------------------------------------------------------------
  NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 133                 415                 718                1,579
-----------------------------------------------------------------------------------------------------------------------
  PACIFIC RIM
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $103                $322                $558               $1,236
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE ALL CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE MID CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 75                $233                $406               $  906
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 75                $233                $406               $  906
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  SCIENCE & TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 143                 443                 766                1,680
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $104                $325                $563               $1,248
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------
  STRATEGIC BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 77                $240                $417               $  930
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $103                $322                $558               $1,236
-----------------------------------------------------------------------------------------------------------------------
  TOTAL STOCK MARKET INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 70                $221                $384               $  859
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  U.S. LARGE CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 81                $252                $439               $  978
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   86                 268                 466                1,037
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------

                                SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

     The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

     The subadviser looks for companies based on a combination of criteria including one or more of the following:

      --   Improving market shares and positive financial trends;

      --   Superior management with significant equity ownership; and

      --   Attractive valuations relative to earnings growth outlook.

     The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 20% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Additional Investment
Policies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

          (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B, C)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 26.90% (for the quarter ended 12/31/2001) and the lowest return was -27.11% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        25.7%      -6.0%      -3.4%      -8.9%      -3.8%      -28.2%     48.8%       9.5%      17.3%      13.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Small Cap Growth Trust
   Series I(B)                                            13.48%   9.24%   4.52%   04/29/2005
   Series II(B)                                           13.21%   9.15%   4.48%   04/29/2005
   Series NAV(A)                                          13.47%   9.26%   4.53%   05/01/1996
 Russell 2000 Growth Index                                13.35%   6.93%   4.88%
 Combined Index(C)                                        13.34%   9.64%   8.08%

(A)The Series NAV shares of the Fund were first issued on May 1, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. These shares were first issued on May 1, 1996.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)The Combined Index represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 Index from November 2000 to April 2003 and then the Russell 2000 Growth Index from May 2003 to the present.

SMALL CAP OPPORTUNITIES TRUST

SUBADVISER:  Munder Capital Management

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007).

     The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

     In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

      --   A high level of profitability;

      --   Solid management;

      --   A strong, competitive market position; or

      --   Management interests that are aligned with shareholder interests.

     The Fund may, but is not required to, use any or all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Fund may write covered call options during especially volatile markets. Even though the

Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts ("REITs").

     The Fund's investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  ETFs Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.31% (for the quarter ended 12/31/2004) and the lowest return was -5.32% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

        25.8%       7.8%      10.5%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since     Date First
                                                          Year    Inception   Available
 Small Cap Opportunities Trust
   Series I                                               10.45%   22.43%     05/05/2003
   Series II                                              10.19%   22.18%     05/05/2003
   Series NAV(B)                                          10.47%   22.46%     02/28/2005
 Russell 2000 Value Index(A)                              23.48%   24.37%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

SMALL CAP VALUE TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

     Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

      --   Sustainable competitive advantages within a market niche;

      --   Strong profitability and free cash flows;

      --   Strong market share positions and trends;

      --   Quality of and share ownership by management; and

      -- Financial structures that are more conservative than the relevant industry average.

     The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  ETFs Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/30/2003) and the lowest return was -17.81% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        34.2%      19.1%      -6.4%      38.0%      25.4%       9.2%      19.3%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 Small Cap Value Trust
   Series I(C)                                            19.26%  16.10%    18.81%     04/29/2005
   Series II(C)                                           19.03%  16.01%    18.75%     04/29/2005
   Series NAV(A)                                          19.32%  16.11%    18.82%     08/30/1999
 Russell 2000 Value Index(B)                              23.48%  15.37%    15.34%
 Combined Index(B, D)                                     23.48%  15.37%    15.29%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. These shares were first issued August 30, 1999.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(D)The Combined Index represents the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

(E)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the Fund since its inception.

SMALL COMPANY VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

     Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

      -- Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

      --   Low stock price relative to a company's underlying asset values;

      -- Above-average dividend yield relative to a company's peers or its own historic norm;

      --   A plan to improve the business through restructuring; and/or

      --   A sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its net total assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities ("junk bonds"). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.96% (for the quarter ended 6/30/2003) and the lowest return was -18.31% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        -4.7%       8.0%       5.9%       6.5%      -5.9%      33.7%      25.3%       6.9%      15.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Small Company Value Trust
   Series I                                               15.42%   14.23%     8.67%     10/01/1997
   Series II(D)                                           15.16%   14.05%     8.58%     01/28/2002
   Series NAV(C)                                          15.50%   14.25%     8.68%     02/28/2005
 Russell 2000 Value Index(B)                              23.48%   15.37%    11.22%

(A)Effective April 30, 2001, the Fund changed its subadviser. Performance reflects results prior to this change.

(B)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)Since June 1, 2000, a portion of the Small Company Value Trust's expenses were reimbursed. If such expenses had not been reimbursed returns would be lower.

                                 MID CAP FUNDS

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

     The subadviser's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 20% of its total assets in foreign securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

          (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/31/2001) and the lowest return was -23.64% (for the quarter ended 3/31/2001).


--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%      19.0%      14.6%      13.6%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Mid Cap Stock Trust
   Series I                                               13.55%   11.28%     5.16%     05/01/1999
   Series II(C)                                           13.31%   11.10%     5.04%     01/28/2002
   Series NAV(B)                                          13.66%   11.33%     5.19%     02/28/2005
 Russell MidCap Growth Index(A)                           10.66%    8.22%     5.09%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

QUANTITATIVE MID CAP TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of "large cap" or "small cap" stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

     The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser's equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

     The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund may also invest in fixed income securities including money market instruments.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Securities Income Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.96% (for the quarter ended 6/30/2003) and the lowest return was -13.34% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -22.6%     38.5%      18.2%      13.6%       4.1%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Quantitative Mid Cap Trust
   Series I                                                4.09%    8.42%     3.61%     04/30/2001
   Series II(C)                                            3.79%    8.19%     3.41%     01/28/2002
   Series NAV(B)                                           4.09%    8.43%     3.62%     04/29/2005
 S&P MidCap 400 Index(A)                                  10.31%   10.91%     9.62%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

VALUE TRUST

SUBADVISER: Morgan Stanley Investment Management Inc. (doing business as Van Kampen)

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($849 million to $20.01 billion as of February 28, 2007).

     The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts
(ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

     The subadviser's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund's assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
       (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.39% (for the quarter ended 6/30/2003) and the lowest return was -23.40% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -1.7%      -2.8%      24.6%       3.4%      -22.8%     38.8%      15.2%      12.6%      21.1%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Value Trust
   Series I                                               21.05%   10.95%     9.72%     01/01/1997
   Series II(D)                                           20.80%   10.79%     9.64%     01/28/2002
   Series NAV(C)                                          21.03%   10.95%     9.72%     04/29/2005
 Russell MidCap Value Index(B)                            20.22%   15.88%    13.65%

(A)Current subadviser assignment became effective May 1, 2003.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                                LARGE CAP FUNDS

ALL CAP CORE TRUST

SUBADVISER:  Deutsche Investment Management Americas Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

     The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

     The subadviser pursues an actively managed, quantitative investment process. The subadviser's investment philosophy is based on three central tenets:

      -- Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security's fair value is relative to its peers within its own industry.

      -- Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

      -- Quantitative investment models provide an improved framework for selecting miss priced stocks in an unbiased, consistent and repeatable manner.

     The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser's proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

     The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

     By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.59% (for the quarter ended 12/31/1999) and the lowest return was -24.41% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

        25.3%      24.0%      37.2%      -27.3%     -21.4%     -25.2%     31.5%      16.3%       9.1%      14.8%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 All Cap Core Trust
   Series I                                                14.75%     7.45%     5.73%     07/15/1996
   Series II(D)                                            14.54%     7.27%     5.64%     01/28/2002
   Series NAV(C)                                           14.77%     7.48%     5.74%     04/29/2005
 Russell 3000 Index                                        15.72%     7.17%     8.64%
 Combined Index(B)                                         15.72%     5.66%     6.96%

(A)Effective November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to these changes.

(B)The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

BLUE CHIP GROWTH TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, the subadviser generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadviser's analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

     While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including

American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities ("junk bonds"). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

       (including growth investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.80% (for the quarter ended 12/31/1998) and the lowest return was -17.09% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

        26.9%      28.5%      19.4%      -2.8%      -14.6%     -24.3%     29.2%       9.0%       5.6%       9.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Blue Chip Growth Trust
   Series I                                                9.58%    4.30%    7.16%   12/11/1992
   Series II(C)                                            9.31%    4.12%    7.07%   01/28/2002
   Series NAV(B)                                           9.59%    4.32%    7.17%   02/28/2005
 S&P 500 Index                                            15.79%    6.19%    8.42%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

CAPITAL APPRECIATION TRUST

SUBADVISER:  Jennison Associates LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

     The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position,
(iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the Fund can convert into the company's common stock, cash value of common stock, or some other equity security).

     The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund's return or protect its assets if market conditions warrant:

      -- The Fund may make short sales of a security including short sales "against the box."

      -- The Fund may invest up to 20% of the Fund's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).

      -- The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

      -- The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

      -- The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.

      --   The Fund may invest in repurchase agreements.

     The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
       (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPO Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/31/2001) and the lowest return was -19.64% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        -18.4%     -30.6%     29.5%       9.3%      14.0%       2.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Capital Appreciation Trust
   Series I                                               2.26%   2.74%     -3.17%    11/01/2000
   Series II(C)                                           2.06%   2.58%     -3.30%    01/28/2002
   Series NAV(B)                                          2.38%   2.79%     -3.14%    02/28/2005
 Russell 1000 Growth Index(A)                             9.07%   2.69%     -4.55%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since November, 2000 a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

CLASSIC VALUE TRUST

SUBADVISER:  Pzena Investment Management, LLC.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

     In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

     In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:

      -- cheap on the basis of current price to estimated normal level of earnings;

      --   current earnings below normal levels;

      --   a sound plan to restore earnings to normal; and

      --   a sustainable business advantage.

     Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

     Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund's investments avoid the emotional inputs that can lead to overvalued securities.

     The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser's ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund's cash levels will increase. To the extent the Fund's cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 9.40% (for the quarter ended 9/30/2006) and the lowest return was -2.68% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

         9.4%      16.0%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Classic Value Trust
   Series I                                               16.04%    13.87%     05/03/2004
   Series II                                              15.83%    13.67%     05/03/2004
   Series NAV(B)                                          16.15%    13.95%     04/29/2005
 Russell 1000 Value Index(A)                              22.24%    16.54%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

CORE EQUITY TRUST

SUBADVISER:  Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

     The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

     The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

     The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.
     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.11% (for the quarter ended 12/31/2006) and the lowest return was -5.76% (for the quarter ended 3/31/2005).

--------------------------------------------------------------------------------

         5.9%       6.7%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Core Equity Trust
   Series I                                                6.73%     9.93%     05/03/2004
   Series II                                               6.47%     9.72%     05/03/2004
   Series NAV(B)                                           6.73%     9.98%     02/28/2005
 S&P 500 Index(A)                                         15.79%    11.41%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

EQUITY-INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide substantial dividend income and also long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

     The subadviser believes that income can contribute significantly to total return over time and expects the Fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The Fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The Fund will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The Fund may also purchase other types of securities in keeping with its objective, including:

      -- U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

      --   preferred stocks;

      --   convertible stocks, bonds, and warrants; and

      --   futures and options.

     The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities ("junk bonds").

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The Fund's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/30/2003) and the lowest return was -17.40% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        29.7%       9.2%       3.4%      13.0%       1.3%      -13.3%     25.6%      14.8%       3.9%      19.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Equity-Income Trust
   Series I                                               19.02%    9.11%    9.99%   02/19/1993
   Series II(C)                                           18.76%    8.93%    9.91%   01/28/2002
   Series NAV(B)                                          19.05%    9.13%   10.00%   02/28/2005
 Russell 1000 Value Index                                 22.24%   10.86%   11.00%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

FUNDAMENTAL VALUE TRUST

SUBADVISER:  Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

     The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix, of these characteristics, although there is no guarantee that it will be successful in doing so.

      --  Proven track record

      --  Significant personal ownership in business

      --  Strong balance sheet

      --  Low cost structure

      --  High after-tax returns on capital

      --  High quality of earnings

      --  Non-obsolescent products/services

      --  Dominant or growing market share

      --  Participation in a growing market

      --  Global presence and brand names

     The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

     The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.39% (for the quarter ended 6/30/2003) and the lowest return was -12.57% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -16.2%     29.8%      11.8%       8.8%      14.5%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since
                                                           Year    Years   Inception   Date First
 Fundamental Value Trust
   Series I                                               14.51%   8.68%     6.41%     04/30/2001
   Series II(C)                                           14.24%   8.46%     6.23%     01/28/2002
   Series NAV(B)                                          14.56%   8.69%     6.43%     02/28/2005
 S&P 500 Index(A)                                         15.79%   6.19%     4.05%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

QUANTITATIVE ALL CAP TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

     The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

     The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.25% (for the quarter ended 12/31/2004) and the lowest return was -2.21% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        14.9%       8.6%      15.2%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since     Date First
                                                          Year    Inception   Available
 Quantitative All Cap Trust
   Series I                                               15.17%   17.23%     05/05/2003
   Series II                                              14.91%   17.00%     05/05/2003
   Series NAV(B)                                          15.24%   17.35%     04/29/2005
 Russell 3000 Index(A)                                    15.72%   15.53%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

QUANTITATIVE VALUE TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in large-cap U.S. securities with the potential for long-term growth of capital.

     The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

     Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

     The Fund may also invest in foreign securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.62% (for the quarter ended 12/31/2006) and the lowest return was -0.34% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         9.2%      21.1%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Quantitative Value Trust
   Series I                                               21.09%    17.94%     05/03/2004
   Series II                                              20.97%    17.71%     05/03/2004
   Series NAV(B)                                          21.29%    18.03%     02/28/2005
 Russell 1000 Value Index(A)                              22.24%    16.54%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

U.S. LARGE CAP TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek long-term growth of capital and income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

     The subadviser has an extensive commitment to fundamental research, with a large team of experienced equity analysts focused on gathering in-depth information firsthand on companies and industries in the U.S. and throughout the world. Global research has extensive experience in managing U.S. equities. The subadviser's research strength is leveraged through a bottom-up approach to portfolio construction. Returns for U.S. equity portfolios are pursued through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, industry sector weightings are primarily the result of finding value in individual securities.

     The majority of the subadviser's U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. This allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

     Based on the research carried out by the equity analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.70% (for the quarter ended 6/30/2003) and the lowest return was -20.15% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         2.8%      -2.5%      -25.2%     37.1%       9.4%       5.8%      10.7%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 U.S. Large Cap Trust
   Series I                                               10.66%    5.60%     4.01%     05/01/1999
   Series II(C)                                           10.36%    5.42%     3.89%     01/28/2002
   Series NAV(B)                                          10.68%    5.63%     4.02%     02/28/2005
 S&P 500 Index(A)                                         15.79%    6.19%     2.41%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                              INTERNATIONAL FUNDS

GLOBAL TRUST

SUBADVISER:  Templeton Global Advisors Limited

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

     Depending upon current market conditions, the Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debenture are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

     When choosing equity investments for the Fund, the subadviser applies a "bottom up," value-oriented. long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

     The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including value risk investing)

      --  Foreign Securities Risk

          (including emerging market risk)

      --  Fixed Income Security Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance( A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.83% (for the quarter ended 6/30/2003) and the lowest return was -16.96% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        20.8%      12.3%       3.7%      12.2%      -16.1%     -19.1%     27.5%      14.8%      10.7%      20.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten    Date First
                                                           Year    Years    Years   Available
 Global Trust
   Series I                                               20.32%    9.53%   7.63%   03/18/1988
   Series II(C)                                           20.09%    9.36%   7.55%   01/28/2002
   Series NAV(B)                                          20.42%    9.55%   7.64%   04/29/2005
 MSCI World Index                                         20.65%   10.49%   8.08%

(A)Effective October 1, 1996, April 30, 2001 and December 9, 2003, the Fund changed its subadviser. Performance reflects results prior to these changes.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL OPPORTUNITIES TRUST

SUBADVISER:  Marsico Capital Management, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

     The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

     In selecting investments for the Fund, the subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

     The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

     The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

     As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

     The subadviser may reduce or sell a Fund's investments in portfolio companies if, in the opinion of the subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

     The Fund's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the portfolio also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.

     Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

     Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds ("junk bonds") and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

          (including growth inventory risk)

      --  Foreign Securities Risk

          (including emerging markets risk)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.28% (for the quarter ended 12/31/2006) and the lowest return was -3.34% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        23.8%
         2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 International Opportunities Trust
   Series I                                               23.83%      29.35%    4/29/2005
   Series II                                              23.90%      29.29%    4/29/2005
   Series NAV                                             23.96%      29.48%    4/29/2005
 MSCI EAFE Index(A)                                       26.87%      24.75%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

INTERNATIONAL SMALL CAP TRUST

SUBADVISER:  Templeton Investment Counsel, LLC

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets which have total stock market capitalizations or annual revenues of $4 billion or less.

     In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

     An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

     The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country. At least 65% of the Fund's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States).

     When choosing equity investments for this Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
       (including value investing risk)

      --  Foreign Securities Risk
       (including emerging market and currency risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 58.65% (for the quarter ended 12/31/1999) and the lowest return was -22.36% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

         0.8%      11.9%      84.9%      -29.2%     -31.1%     -16.7%     54.7%      21.2%      10.4%      27.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 International Small Cap Trust
   Series I                                               27.34%   17.04%    8.37%   03/04/1996
   Series II(D)                                           27.29%   16.89%    8.31%   01/28/2002
   Series NAV(C)                                          27.46%   17.06%    8.38%   02/28/2005
 Combined Index(B)                                        23.11%   21.14%   10.84%
 Citigroup Global Ex U.S.A. $2 Billion Index(B)           22.98%   24.71%    9.95%

(A)The current subadviser assignment became effective May 1, 2003. Performance reflects results prior to this change.

(B)The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Ex U.S.A. $2 billion Index from June 1, 2003 and thereafter.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL CORE TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek high total return.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

     The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 28, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $1.96 million to $244.35 billion.

     The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      --   Stocks -- valuation, firm quality, and improving fundamentals;

      -- Countries -- stock market valuation, positive GDP trends and positive market sentiment; and

      -- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

     The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the Fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks.

The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.

     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     The Fund's benchmark is the MSCI EAFE Index, a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.58% (for the quarter ended 12/31/1999) and the lowest return was -22.22% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.4%      14.9%      29.7%      -16.6%     -21.5%     -21.7%     30.3%      15.6%      15.9%      24.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 International Core Trust
   Series I                                                24.69%    11.26%     5.37%     12/31/1996
   Series II(C)                                            24.54%    11.14%     5.31%     01/28/2002
   Series NAV(B)                                           24.73%    11.30%     5.39%     02/28/2005
 MSCI EAFE Index                                           26.87%    15.43%     8.07%

(A)Effective August 1, 2005, GMO became the subadviser to the Fund. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL VALUE TRUST

SUBADVISER:  Templeton Investment Counsel, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

     Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

     The subadviser's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

          (including value investing risk)

      --  Fixed-Income Securities Risk

      --  Foreign Securities Risk

          (including emerging market and currency risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.18% (for the quarter ended 6/30/2003) and the lowest return was -23.56% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -6.5%      -10.0%     17.8%      44.9%      21.5%      10.5%      29.6%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 International Value Trust
   Series I                                               29.59%   15.69%    8.06%     05/01/1999
   Series II(C)                                           29.27%   15.50%    7.94%     01/28/2002
   Series NAV(B)                                          29.61%   15.66%    8.05%     02/28/2005
 MSCI EAFE Index(A)                                       26.87%   15.43%    6.96%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

PACIFIC RIM TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To achieve long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

     The countries of the Pacific Rim region are:

 --  Australia

 --  Pakistan

 --  New Zealand

 --  Taiwan

 --  India

 --  China

 --  Philippines

 --  Thailand

 --  Hong Kong

 --  Indonesia

 --  South Korea

 --  Singapore

 --  Malaysia

 --  Japan

     Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

     The subadviser's decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions

     The Fund may also purchase and sell the following equity-related financial instruments:

      --   exchange-listed call and put options on equity indices,

      --   over-the-counter ("OTC") and exchange-listed equity index futures,

      -- OTC and exchange-listed call and put options on currencies in the Fund, and

      --   OTC foreign currency futures contracts on currencies in the Fund.

     A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk
       (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.41% (for the quarter ended 12/31/1998) and the lowest return was -26.12% (for the quarter ended 12/31/1997).


--------------------------------------------------------------------------------

        -34.1%     -4.6%      62.9%      -24.4%     -18.6%     -12.5%     40.4%      17.2%      25.8%      11.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Date First
                                                           Year    Years   Years    Available
 Pacific Rim Trust
   Series I                                               11.05%   14.97%   2.39%   10/04/1994
   Series II(B)                                           10.92%   14.84%   2.33%   01/28/2002
   Series NAV(A)                                          11.21%   15.43%   2.59%   04/29/2005
 MSCI AC Pacific Index                                    13.70%   14.61%   2.14%

(A)NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. Fund for periods prior to December 31, 1996.

                               FIXED INCOME FUNDS

ACTIVE BOND TRUST

SUBADVISERS: Declaration Management and Research LLC ("Declaration") and MFC Global Management (U.S.), LLC ("MFC Global (U.S.)")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

     The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

      --   U.S. Treasury and agency securities;

      -- Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

      --   Corporate bonds, both U.S. and foreign; and

      --   Foreign government and agency securities.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        65%* Declaration

        35%* MFC Global (U.S.)

     *Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

DECLARATION

     Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     This portion of the Fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of "A" or "AA."

MFC GLOBAL (U.S.)

     MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

     This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of "A" or "AA."

     The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agency.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Fixed Income Securities Risk
       (including low rated fixed-income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.84% (for the quarter ended 6/30/97) and the lowest return was -2.47% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        10.1%       8.2%      -0.9%      10.5%       7.5%       7.3%       6.5%       4.8%       2.5%       4.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Active Bond Trust
   Series I(B)                                            4.42%   5.08%   6.03%   04/29/2005
   Series II(B)                                           4.21%   5.02%   6.00%   04/29/2005
   Series NAV(A)                                          4.54%   5.11%   6.04%   03/29/1986
 Lehman Brothers Aggregate Bond Index                     4.33%   5.06%   6.24%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadvisers have managed the Fund since April 29, 2005. The current subadvisers have managed a portion of the Fund since its inception.

GLOBAL BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average Fund duration will normally vary within a three to seven year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/30/2002) and the lowest return was -4.81% (for the quarter ended 3/31/1999).


--------------------------------------------------------------------------------

         3.0%       7.6%      -6.7%       1.7%       0.5%      20.1%      15.4%      10.4%      -6.7%       5.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Global Bond Trust
   Series I                                               5.27%   8.50%   4.74%   03/18/1988
   Series II                                              5.07%   8.34%   4.66%   01/28/2002
   Series NAV(B)                                          5.35%   8.54%   4.76%   02/28/2005
 JP Morgan Global-Unhedged Index                          5.94%   8.31%   5.32%

(A)Effective May 1, 1999, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH YIELD TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

                                          CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
                                              RATING AGENCY
                                  ----------------------------------------------------------------------------
                                                 Moody's                             Ba through C
                                            Standard & Poor's                        BB through D

     Non-investment grade securities and are commonly referred to as "junk bonds." The Fund may also invest in investment grade securities.

     The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

     The Fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

     The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/30/2003) and the lowest return was -6.52%% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

         2.8%       8.0%      -9.0%      -5.5%      -6.7%      24.2%      11.1%       3.7%      10.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 High Yield Trust
   Series I                                               10.37%   8.05%     4.72%     01/01/1997
   Series II(D)                                           10.24%   7.89%     4.64%     01/28/2002
   Series NAV(C)                                          10.46%   8.11%     4.74%     02/28/2005
 Citigroup High Yield Index(B)                            11.85%  10.23%     6.80%

(A)Current subadvisor assignment became effective May 1, 2003. Performance reflects results prior to this change.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INVESTMENT QUALITY BOND TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To provide a high level of current income consistent with the maintenance of principal and liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

     The subadviser's investment decisions derive from a three-pronged analysis, including:

      --  sector analysis,

      --  credit research, and

      --  call protection.

     Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

      --   relative valuation of available alternatives,

      --   impact on portfolio yield, quality and liquidity, and

      --   impact on portfolio maturity and sector weights.

     The subadviser attempts to maintain a high, steady and possibly growing income stream.

     At least 80% of the Fund's net assets are invested in investment grade bonds and debentures, including:

      -- marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or Standard & Poor's at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;

      -- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and

      -- cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

     The balance (no more than 20%) of the Fund's net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

      --   U.S. and foreign debt securities,

      --   preferred stocks,

      --   convertible securities (including those issued in the Euromarket),

      --   securities carrying warrants to purchase equity securities, and

      -- non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

     In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P's (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under "Strategic Bond Fund". No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

     The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

 --  Fixed Income Securities Risk
  (including low rated fixed income securities risk)

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B, C, D)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.40% (for the quarter ended 9/30/2002) and the lowest return was -3.01% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

         9.8%       8.7%      -1.8%       9.4%       7.3%       9.9%       7.3%       4.8%       2.3%       3.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Ten     Date First
                                                           Year      Years     Years    Available
 Investment Quality Bond Trust
   Series I                                                 3.57%     5.54%     6.07%   06/18/1985
   Series II(D)                                             3.36%     5.39%     5.99%   01/28/2002
   Series NAV(C)                                            3.65%     5.59%     6.09%   02/28/2005
 Lehman Brothers Aggregate Bond Index                       4.33%     5.06%     6.24%
 Combined Index(B)                                          3.86%     5.27%     6.29%

(A)Effective April 23, 1991, the Fund changed its subadviser and investment objective. Performance reflects results prior to these changes.

(B)The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST B

(NAV SHARES ONLY)

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To obtain maximum current income consistent with preservation of principal and liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Funds invests in high quality, U.S. dollar denominated money market instruments.

     The subadviser may invest the Funds' assets in high quality, U.S. dollar denominated money market instruments of the following types:

      -- obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Funds must be payable in U.S. dollars);

      -- certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

      -- commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Funds' Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      -- corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

      -- short-term obligations issued by state and local governmental issuers;

      -- securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      -- repurchase agreements with respect to any of the foregoing obligations.

     Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Funds and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Funds' investments will mature in 397 days or less and the Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of their investments, the Funds seek to lessen the changes in the value of their assets caused by fluctuations in short-term interest rates. In addition, the Funds invest only in securities which the Funds' Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds also intend to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Funds will be able to do so.

     The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

     An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in these Funds. For example, a Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

Past Performance (A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 1.60% (for the quarter ended 9/30/00) and the lowest return was 0.20% (for the quarter ended 3/31/04).


--------------------------------------------------------------------------------

         5.5%       5.4%       5.0%       6.3%       3.9%       1.5%       1.0%       1.1%       2.9%       4.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Ten     Date First
                                                           Year      Years     Years    Available
 Money Market Trust B
   Series NAV(A)                                            4.71%     2.22%     3.72%   03/29/1986
 Citigroup 3mth Treasury Bill Index                         4.76%     2.35%     3.67%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Money Market Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

STRATEGIC BOND TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To seek a high level of total return consistent with preservation of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

     The Fund's assets may be allocated among the following five sectors of the fixed income market:

      --   U.S. government obligations,

      --   investment grade domestic corporate fixed income securities,

      -- below investment grade or non-investment grade high yield corporate fixed income securities,

      --   mortgage-backed and asset-backed securities and

      -- investment grade and below investment grade or non-investment grade high yield international fixed income securities.

     The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as "junk bonds."

     The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

     In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund's assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund's ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

     The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled "Other Instruments" in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund's net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

     The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

     Although the subadviser does not anticipate investing in excess of 75% of the Fund's net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated "C" by Moody's or "CCC" or lower by S&P).

     In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

          CORPORATE DEBT SECURITIES                         SOVEREIGN DEBT INSTRUMENTS
------------------------------------------------------------------------------------------------
 --  issuer's financial condition                 --  economic and political conditions within
 --  issuer's sensitivity to economic             the issuer's country
     conditions and trends                        --  issuer's external and overall debt levels,
 --  issuer's operating history                   and its ability to pay principal and interest
 --  experience and track record of the               when due
     issuer's management                          --  issuer's access to capital markets and
                                                  other sources of funding
                                                  --  issuer's debt service payment history

     The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objective may be more dependent on the subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

     The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk
       (including lower rated fixed income securities risk)

      --  Foreign Securities Risk
       (including emerging markets)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed
       Securities Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.94% (for the quarter ended 6/30/2003) and the lowest return was -3.29% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        11.0%       1.3%       2.2%       7.4%       6.2%       9.0%      13.1%       6.7%       2.7%       7.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Strategic Bond Trust
   Series I                                               6.97%   7.63%   6.59%   02/19/1993
   Series II(B)                                           6.86%   7.44%   6.50%   01/28/2002
   Series NAV(A)                                          7.05%   7.66%   6.61%   02/28/2005
 Lehman Brothers Aggregate Bond Index                     4.33%   5.06%   6.24%

(A)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

TOTAL RETURN TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average Fund duration will normally vary within a three to six year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security, including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed
       Securities Risk

      --  Short Sale Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 9/30/2001) and the lowest return was -2.19% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

        10.9%       8.3%       9.5%       5.0%       5.0%       2.4%       3.7%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Return Trust
   Series I                                               3.67%   5.09%     5.64%     05/01/1999
   Series II(C)                                           3.42%   4.91%     5.52%     01/28/2002
   Series NAV(B)                                          3.66%   5.10%     5.65%     02/28/2005
 Lehman Brothers Aggregate Bond Index(A)                  4.33%   5.06%     5.79%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

     The Fund invests in:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;

      --   futures contracts or financial instruments and indices; and

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     For purposes of diversification requirements established pursuant to the Internal Revenue Code, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the Fund may not invest more than 55% of the value of its total assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

         --  Active Management Risk                       --  Issuer Risk
         --  Credit and Counterparty Risk                 --  Liquidity Risk
         --  Derivatives Risk                             --  Mortgage-Backed and Asset-Backed
         --  Fixed Income Securities Risk                 Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/30/2001) and the lowest return was -1.40% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

         8.5%       7.5%      -0.2%      10.9%       7.0%       8.0%       1.7%       2.9%       1.6%       4.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 U.S. Government Securities Trust
   Series I                                               4.39%   3.69%   5.16%   03/18/1988
   Series II(C)                                           4.19%   3.54%   5.09%   01/28/2002
   Series NAV(B)                                          4.39%   3.69%   5.17%   02/28/2005
 Citigroup 1-10 Year Treasury Index                       3.55%   3.65%   5.30%

(A)Effective December 13, 1991, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                                  HYBRID FUNDS

GLOBAL ALLOCATION TRUST

SUBADVISER:  UBS Global Asset Management (Americas) Inc.

INVESTMENT OBJECTIVE:  To seek total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

     The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

     Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

     For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

     While the subadviser's investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

     To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

     In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as "junk bonds").

     The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

     The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

     The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

     Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

     The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

     The subadviser allocates the Fund's assets among several asset categories. The risks associated with asset allocation include the risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be over weighted in equity securities when the stock market is falling and the fixed income market is rising.

Past Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.38% (for the quarter ended 6/30/2003) and the lowest return was -17.65% (for the quarter ended 9/30/2002).

--------------------------------------------------------------------------------

        -13.4%     -23.2%     26.4%      12.7%       6.2%      13.5%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Global Allocation Trust
   Series I                                               13.50%   5.70%     1.53%     05/01/2000
   Series II(D)                                           13.28%   5.54%     1.41%     01/28/2002
   Series NAV(C)                                          13.58%   5.73%     1.55%     02/28/2005
 Global Securities Markets
   Index(A, B)                                            14.84%   6.68%     1.65%
 S&P 500 Index(A)                                         15.79%   6.19%     1.14%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)The Global Securities Markets Index is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Constrained Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global Index.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)The current subadviser assignment became effective May 1, 2003. Performance reflects results prior to this change.

INCOME & VALUE TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the Fund's total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the Fund's investment objective.

     The subadviser has a large and experienced research team that includes equity and fixed-income analysts -- focused on gathering in-depth, firsthand information on companies and securities in the U.S. markets -- as well as economists who conduct global macroeconomic research. The subadviser emphasizes research and actively manages portfolios across asset classes, using a bottom-up approach to selecting individual securities. A team of senior portfolio managers determines tactical allocation shifts between these actively managed portfolios. These shifts are based on the expected returns of these active portfolios rather than the expected returns for the indices they are managed against.

     Allocation between the equity and fixed-income portfolios are made by a team of senior portfolio managers representing various asset classes. Each month, team members vote on how the model portfolio should be allocated. The votes are averaged and the results are used to allocate the components of the portfolio.

     At least 80% of the fixed income portion of the Fund will consist of the following:

      -- securities rated "Baa" or better at the time of purchase by Moody's or "BBB" by Standard & Poor's or deemed by the subadviser to be of equivalent investment quality including mortgage-related and asset-backed securities (see "Other Risks of Investing" below for a description of these securities);

      -- non-U.S. dollar fixed income securities (up to 15% of the portfolio's assets including up to 5% in emerging market fixed income securities);

      -- securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and/or

      -- cash or cash equivalents including commercial bank obligations and commercial paper.

     Fixed-income securities may include American Depositary Receipts (ADRs), Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

     Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.68% (for the quarter ended 6/30/2003) and the lowest return was -13.70% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        15.9%      15.3%       8.5%       4.9%       1.0%      -15.9%     26.5%       7.6%       5.2%       8.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Income & Value Trust
   Series I                                               8.66%    5.53%   7.23%   08/03/1989
   Series II(D)                                           8.42%    5.33%   7.13%   01/28/2002
   Series NAV(C)                                          8.78%    5.55%   7.24%   04/29/2005
 Combined Index(B)                                        11.10%   6.00%   6.40%

(A)Effective May 1, 1999, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The Combined Index represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                                SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

SUBADVISER:  Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

     A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

     The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products/services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk
       (including financial services industry risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 6/30/2003) and the lowest return was -15.36% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -17.9%     33.6%      10.4%       9.8%      23.1%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Financial Services Trust
   Series I                                               23.12%   10.35%     7.70%     04/30/2001
   Series II(B)                                           22.77%   10.15%     7.52%     01/28/2002
   Series NAV(A)                                          23.16%   10.36%     7.70%     04/29/2005
 Lipper Financial Services Fund Index(C)                  15.90%   10.20%     8.76%

(A)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

     While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

     The subadviser's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

     The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

     In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

     The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk
       (including emerging market risk)

      --  Industry or Sector Investing Risk
       (including health sciences risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/30/2003) and the lowest return was -15.79% (for the quarter ended 6/30/2002).


--------------------------------------------------------------------------------

        -27.2%     36.2%      15.3%      12.5%       8.5%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Since     Date First
                                                           Year      Years    Inception   Available
 Health Sciences Trust
   Series I                                                 8.51%     6.89%      7.55%    04/30/2001
   Series II(C)                                             8.30%     6.71%      7.39%    01/28/2002
   Series NAV(B)                                            8.50%     6.90%      7.56%    04/29/2005
 Lipper Health/Biotechnology Fund Index(A)                  4.80%     4.69%      4.71%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2001, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

NATURAL RESOURCES TRUST

SUBADVISER:  Wellington Management Company LLP

INVESTMENT OBJECTIVE:  To seek long-term total return.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

     The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

     Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

     Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

     Forest Products. The forest products sector includes timber, pulp and paper product companies.

     Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

     The Fund's "normal" allocation across the natural resources sectors is approximately:

      --   60% -- Energy and energy related

      --   30% -- Metals and mining

      -- 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

     The "normal" sector allocation reflects the subadviser's view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

     The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

     Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser's analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund's assets when the subadviser deems it advisable to do so.

     The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      -- Foreign Securities Risk (including emerging market risk)

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 25.72% (for the quarter ended 9/30/2005) and the lowest return was -7.48% (for the quarter ended 9/30/2006).


--------------------------------------------------------------------------------

        24.3%      46.8%      22.3%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 Natural Resources Trust
   Series I                                                22.30%    37.60%     05/01/2003
   Series II                                               22.03%    37.30%     05/01/2003
   Series NAV(B)                                           22.31%    37.63%     02/28/2005
 Lipper Natural Resources Fund Index(A)                    33.77%    15.04%
 Combined Index(A, C)                                      24.08%    32.13%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

     The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund's net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

     Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or "junk bond") including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2006.

REAL ESTATE SECURITIES TRUST

SUBADVISER:  Deutsche Investment Management Americas, Inc. ("DIMA")

      -- RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust ("DIMA RREEF")

INVESTMENT OBJECTIVE:  To seek to achieve a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

     A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

     DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

     A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DIMA RREEF expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

     When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund's cash assets remain liquid while performing more like stocks).

     The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.06% (for the quarter ended 12/31/2004) and the lowest return was -11.04% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        18.4%      -16.4%     -8.0%      25.7%       3.1%       2.6%      39.1%      32.0%      11.8%      38.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Real Estate Securities Trust
   Series I                                               38.10%   23.83%   13.14%   04/30/1987
   Series II(C)                                           37.82%   23.63%   13.05%   01/28/2002
   Series NAV(B)                                          38.17%   23.86%   13.15%   02/28/2005
 Morgan Stanley
   REIT Index                                             35.92%   23.22%   14.35%

(A)On November 25, 2002, the Fund changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. for periods prior to December 31, 1996.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SCIENCE & TECHNOLOGY TRUST

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management LLC ("RCM")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital. Current income is incidental to the Fund's objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        50%* T. Rowe Price

        50%* RCM

     * Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

     In managing its portion of the Fund, RCM may enter into short sales, including short sales against the box.

     Some industries likely to be represented in the Fund include:

         --  Computers including hardware, software       --  life sciences and health care, including
        and   electronic components                         pharmaceuticals, medical devices, and
         --  telecommunications                             biotechnology
         --  media and information services               --  chemicals and synthetic materials
         --  environmental services                       --  defense and aerospace
         --  e-commerce

     While most of the Fund's assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

     Stock selection for the Fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
       (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk
       (including telecommunications, health
       sciences and technology related risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 47.10% (for the quarter ended 12/31/1998) and the lowest return was -40.43% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        43.3%      99.5%      -34.1%     -41.2%     -40.8%     50.4%       0.9%       2.1%       5.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 Science & Technology Trust
   Series I                                               5.52%   -0.65%     1.73%     01/01/1997
   Series II(C)                                           5.38%   -0.76%     1.67%     01/28/2002
   Series NAV(B)                                          5.60%   -0.62%     1.75%     04/29/2005
 Lipper Science & Technology Fund Index(A)                6.74%    0.76%     4.83%
 Goldman Sachs Technology Index(A)                        8.98%    0.98%     6.29%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.
(B)NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(D)Since June 1, 2000, a portion of the Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

                                 FUND OF FUNDS

INDEX ALLOCATION TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  Seeks long term growth of capital. Current income is also a consideration.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in a number of the other index Funds of JHT ("Underlying Funds"). The Fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

     The Underlying Funds eligible for purchase by the Fund are the Mid Cap Index Trust, the Small Cap Index Trust and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities. The Underlying Funds are described in Appendix B in this Prospectus.

     The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Index Allocation Trust invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

     Because substantially all of the securities in which the Index Allocation Trust may invest are Underlying Funds, the Index Allocation Trust is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Index Allocation Trust may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund's objective.

     The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the Fund's Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Fund. Such adjustments may be made to increase or decrease the Fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Fund's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of the Fund will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. The Index Allocation Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Fund in which it invests.

     The Fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions

     The Fund is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in the Index Allocation Trust

     The Fund is subject to the same risks as the Underlying Funds in which it invests. The principal risks of investing in the Index Allocation Trust are:

      -- To the extent the Fund invests in Underlying Funds that invest primarily in equity securities, the Fund will be subject to the risks of investing in equity securities.

      -- To the extent the Fund invests in Underlying Portfolios that invest primarily in fixed income securities, the Fund will be subject to the risks of investing in fixed income securities.

      -- To the extent that Index Allocation Trust invests in Underlying Portfolios that invest in foreign securities, the Fund will be subject to the risks of investing in foreign securities.

     The risks of investing in these securities are set forth below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      -- The Index Allocation Trust is a non-diversified Fund so that it may invest substantially all of its assets in other Funds of JHT. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Index Allocation Trust, this risk is greatly reduced since the Index Allocation Trust invests its assets in Underlying Funds which have diverse holdings.

Past Performance

     Performance is not provided since the Fund commenced operations in February 2006.

Descriptions of the Underlying Funds

     Each of the Underlying Funds -- the Mid Cap Index Trust, the Small Cap Index Trust and the Bond Index Trust A -- is described in this Prospectus. Each is an index fund which differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The Franklin Templeton Founding Allocation Trust differs from the Funds previously described (other than other funds of funds) in that the Franklin Templeton Founding Allocation Trust invests in other Funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

     The Franklin Templeton Founding Allocation Trust currently invests primarily in three Underlying Funds: the Global Trust, Income Trust and Mutual Shares Trust, which are described in Appendix A to the Prospectus. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

     The Franklin Templeton Founding Allocation Trust may purchase any Funds except other JHT funds of funds and the American Asset Allocation Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust and American International Trust. When purchasing shares of other JHT Funds, the Franklin Templeton Founding Allocation Trust only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Other Permitted Investments

     The Franklin Templeton Founding Allocation Trust may also:

      --   Purchase U.S. government securities and short-term paper.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act, subject to the limits set forth under the 1940 Act and rules thereunder.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including ETFs, subject to the limits set forth under the 1940 Act and rules thereunder.

      --   Purchase securities of registered closed-end investment companies.

      --   Purchase domestic and foreign equity and fixed income securities.

      -- Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

      -- Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as "junk bonds").

      -- Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, including hedge funds.

      -- Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

      -- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.

      -- Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

     Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Franklin Templeton Founding Allocation Trust is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Franklin Templeton Founding Allocation Trust's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

     The Franklin Templeton Founding Allocation Trust is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Franklin Templeton Founding Allocation Trust will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Franklin Templeton Founding Allocation Trust's Underlying Funds to maintain target allocations.

Management of the Franklin Templeton Founding Allocation Trust

     Subject to the limitations described above, the Franklin Templeton Founding Allocation Trust may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Franklin Templeton Founding Allocation Trust. Such adjustments may be made, for example, to increase or decrease the Franklin Templeton Founding Allocation Trust's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Franklin Templeton Founding Allocation Trust's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of the Franklin Templeton Founding Allocation Trust will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Franklin Templeton Founding Allocation Trust invests.

Principal Risks of Investing in the Franklin Templeton Founding Allocation Trust

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2007.

THE LIFESTYLE TRUSTS

SUBADVISERS: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

      -- Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts.

     There are five Lifestyle Trusts -- Aggressive, Growth, Balanced, Moderate and Conservative. The Lifestyle Trusts differ from the Funds previously described in that each Lifestyle Trust invests in a number of the other Funds of JHT which invest primarily in either equity securities or fixed income securities, as applicable ("Underlying Funds"). Each Lifestyle Trust has a target percentage allocation between the two types of Underlying Funds (fixed income and equity).

------------------------------------------------------------------------------------------------------------
         FUND                     INVESTMENT OBJECTIVE                       INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive    Long-term growth of capital. Current       The Fund invests 100% of its assets in
                        income is not a consideration.             Underlying Funds which invest primarily
                                                                   in equity securities.
Lifestyle Growth        Long-term growth of capital. Current       The Fund invests approximately 20% of its
                        income is also a consideration.            assets in Underlying Funds which invest
                                                                   primarily in fixed income securities and
                                                                   approximately 80% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Balanced      A balance between a high level of current  The Fund invests approximately 40% of its
                        income and growth of capital, with a       assets in Underlying Funds which invest
                        greater emphasis on growth of capital.     primarily in fixed income securities and
                                                                   approximately 60% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Moderate      A balance between a high level of current  The Fund invests approximately 60% of its
                        income and growth of capital, with a       assets in Underlying Funds which invest
                        greater emphasis on income.                primarily in fixed income securities and
                                                                   approximately 40% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Conservative  A high level of current income with some   The Fund invests approximately 80% of its
                        consideration given to growth of capital.  assets in Underlying Funds which invest primarily in fixed income securities and
                                                                   approximately 20% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
------------------------------------------------------------------------------------------------------------

Additional Information on Investment Strategies

     The Lifestyle Trusts seek to provide a variety of comprehensive investment programs designed for differing investment orientations. Each program is implemented by means of selected long-term investment allocations among the Underlying Funds.

     The Funds eligible for purchase by the Lifestyle Trusts consist of all of the non-Lifestyle Trusts except the Index Allocation Trust, American Growth Trust, American International Trust, American Growth-Income Trust and American Asset Allocation Trust. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities.

     The Lifestyle Trusts may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Lifestyle Trusts invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

     Because substantially all of the securities in which the Lifestyle Trusts may invest are Underlying Funds, each of the Lifestyle Trusts is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 80% of assets in fixed income securities and 20% of assets in equity securities, the Lifestyle Conservative Trust may have a fixed income/ equity allocation of 90%/10% or 70%/30%. Variations beyond the permissible deviation range of 10% are not permitted. However, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund's objective.

     Each Lifestyle Trust purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Rebalancing

     Each Lifestyle Trust is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Lifestyle Trust will be directed to its Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance each Lifestyle Trust's Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of each Lifestyle Trust will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. Each Lifestyle Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions

     The Lifestyle Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Lifestyle Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.

Principal Risks of Investing in the Lifestyle Trusts

     The Lifestyle Trusts are ranked in order of risk. The Lifestyle Aggressive portfolio is the riskiest of the Lifestyle Trusts since it invests 100% of its assets in Underlying Funds which invest primarily in equity securities. The Lifestyle Conservative portfolio is the least risky of the Lifestyle Trusts since it invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities. Each Lifestyle Trust is subject to the same risks as the Underlying Funds in which it invests. The principal risks of investing in each of the Lifestyle Trusts are:

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest primarily in equity securities, its portfolio will be subject to the risks of investing in equity securities.

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest primarily in fixed income securities, its portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities.

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest in foreign securities, its portfolio will be subject to the risks of investing in foreign securities.

     The risks of investing in these securities are set forth below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      -- Each of the Lifestyle Trusts is a non-diversified fund so that it may invest substantially all of its assets in other Funds of JHT. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Lifestyle Trusts, this risk is greatly reduced since each Lifestyle Trust invests its assets in other Funds of JHT which have diverse holdings. See "Additional Information About the Funds' Principal Risks and Investment Policies" for a complete definition of a non-diversified fund.

Past Performance(A, B, C, D, E, F, G, H, I)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.07% (for the quarter ended 6/30/2003) and the lowest return was -18.84% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         4.8%      14.6%      -5.1%      -13.8%     -20.7%     34.9%      16.1%      10.6%      15.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Aggressive Trust
   Series I                                               15.46%   9.66%     5.62%     01/07/1997
   Series II(H)                                           15.19%   9.58%     5.58%     01/28/2002
   Series NAV(G)                                          15.48%   9.68%     5.63%     04/29/2005
 S&P 500 Index(A, B)                                      15.79%   6.19%     8.26%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.90% (for the quarter ended 6/30/2003) and the lowest return was -14.50% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         6.1%      16.5%      -3.2%      -9.2%      -15.8%     29.5%      14.6%       8.7%      13.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Growth Trust
   Series I                                               13.50%   9.03%     6.68%     01/07/1997
   Series II(H)                                           13.28%   8.93%     6.63%     01/28/2002
   Series NAV(G)                                          13.58%   9.05%     6.69%     04/29/2005
 S&P 500 Index(A)                                         15.79%   6.19%     8.26%
 Combined Index(A, C)                                     13.43%   6.13%     8.22%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.62% (for the quarter ended 6/30/2003) and the lowest return was -10.36% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

         5.7%      12.4%       2.3%      -4.9%      -10.0%     24.0%      13.5%       6.9%      12.7%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Balanced Trust
   Series I                                               12.73%   8.83%     7.27%     01/07/1997
   Series II(H)                                           12.51%   8.74%     7.22%     01/28/2002
   Series NAV(G)                                          12.80%   8.85%     7.27%     04/29/2005
 Combined Index(A, D)                                     15.79%   6.19%     8.26%
 S&P 500 Index(A)                                         11.12%   5.99%     7.90%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 8.71% (for the quarter ended 6/30/2003) and the lowest return was -5.57% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         9.8%       7.8%       3.9%      -1.1%      -4.1%      17.8%      11.0%       4.2%      10.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Moderate Trust
   Series I                                               10.42%   7.62%    7.17%      01/07/1997
   Series II(H)                                           10.18%   7.54%    7.13%      01/28/2002
   Series NAV(G)                                          10.50%   7.63%    7.18%      04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                 4.33%   5.06%    6.30%
 Combined Index(A, E)                                      8.83%   5.76%    7.46%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.64% (for the quarter ended 6/30/2003) and the lowest return was -2.08% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        10.2%       4.2%       7.5%       3.3%       1.8%      11.5%       8.6%       2.9%       8.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Lifestyle Conservative Trust
   Series I                                               8.44%   6.57%    7.01%      01/07/1997
   Series II(H)                                           8.13%   6.47%    6.96%      01/28/2002
   Series NAV(G)                                          8.43%   6.60%    7.02%      04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                4.33%   5.06%    6.30%
 Combined Index(A, F)                                     6.57%   5.45%    6.91%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)The S&P 500 Index was added to more accurately reflect the investment objective of the Lifestyle Aggressive Trust.

(C)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Growth Trust. The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

(D)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Balanced Trust. The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

(E)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Moderate Trust. The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

(F)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Conservative Trust. The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

(G)NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(H)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(I)During the time periods shown below, a portion of the Lifestyle Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

                                  INDEX FUNDS

     There are six index Funds -- International Equity Index B, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index B and Bond Index A -- of JHT (each an "Index Fund"), each with its own investment objective and policy. The Index Funds differ from the actively managed funds described in this Prospectus. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     SMALL CAP INDEX TRUST

     MID CAP INDEX TRUST

     TOTAL STOCK MARKET INDEX TRUST

     500 INDEX TRUST B (NAV Shares Only)

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Fund managed by MFC Global (U.S.A.) attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. The subadviser will reflect those changes in the compositions of the Index Funds' portfolios as soon as practicable.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Small Cap Index           To seek to approximate     Under normal market        $38 million to $3.75 billion
                          the aggregate total        conditions, the Fund
                          return of a small cap      invests at least 80% of
                          U.S. domestic equity       its net assets (plus any
                          market index.              borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Russell 2000 Index and
                                                     (b) securities (which
                                                     may or may not be
                                                     included in the Russell
                                                     2000 Index) that MFC
                                                     Global (U.S.A.) believes
                                                     as a group will behave
                                                     in a manner similar to
                                                     the index.
Mid Cap Index             To seek to approximate     Under normal market        $590 million to $12.5 billion
                          the aggregate total        conditions, the Fund
                          return of a mid cap U.S.   invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 400 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 400 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Total Stock Market Index  To seek to approximate     Under normal market        Less than $38 million to
                          the aggregate total        conditions, the Fund       $410.66 billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Dow Jones Wilshire 5000
                                                     Index and (b) securities
                                                     (which may or may not be
                                                     included in the Dow
                                                     Jones Wilshire 5000
                                                     Index) that MFC Global
                                                     (U.S.A.) believes as a
                                                     group will behave in a
                                                     manner similar to the
                                                     index.
500 Index B               To seek to approximate     Under normal market        $1.42 billion to $410.66
                          the aggregate total        conditions, the Fund       billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 500 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 500 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell MidCap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in JHT.

Use of Hedging and Other Strategic Transactions

     The Small Cap Index Trust and Total Stock Market Index Trust may invest in futures contacts. The Mid Cap Index Trust and 500 Index Trust B may invest in futures contracts and depositary receipts. The Funds may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the SAI.

Principal Risks of Investing in these Funds

     The principal risks of investing in the Index Funds, which could adversely affect their NAV and performance, include:

      --   Credit and Counterparty Risk

      --   Derivatives Risk

      --   Index Management Risk

Risks Applicable to the Small Cap Index Trust

     An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Mid Cap Index Trust

     An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Total Stock Market Index Trust

     An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Dow Jones Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the 500 Index Trust B

     An investment in the 500 Index Trust B involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Past Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/30/2003) and the lowest return was -21.83% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.5%      -21.5%     45.8%      17.3%       3.9%      17.6%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Small Cap Index Trust
   Series I                                               17.61%   10.42%    6.89%      05/01/2000
   Series II(C)                                           17.35%   10.23%    6.76%      01/28/2002
   Series NAV(B)                                          17.64%   10.44%    6.91%      04/29/2005
 Russell 2000 Index(A)                                    18.37%   11.39%    7.82%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/31/2001) and the lowest return was -16.75% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -1.71%     -15.1%     34.6%      15.8%      12.0%       9.7%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Mid Cap Index Trust
   Series I                                                9.72%   10.20%    8.39%     05/01/2000
   Series II(C)                                            9.44%   10.01%    8.25%     01/28/2002
   Series NAV(B)                                           9.74%   10.22%    8.40%     04/29/2005
 S&P MidCap 400 Index(A)                                  10.31%   10.91%    9.24%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/30/2003) and the lowest return was -16.74% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -11.4%     -21.3%     30.5%      11.7%       5.7%      15.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Stock Market Index Trust
   Series I                                               15.29%  6.95%     1.65%     05/01/2000
   Series II(C)                                           15.09%  6.78%     1.52%     01/28/2002
   Series NAV(B)                                          15.33%  6.97%     1.66%     04/29/2005
 DJ Wilshire 5000 Index(A)                                15.88%  7.65%     2.11%

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.27% (for the quarter ended 12/31/1998) and the lowest return was -17.33% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        32.8%      28.4%      21.1%      -9.2%      -12.0%     -22.3%     28.4%      10.7%       4.7%      15.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten     Date First
                                                          Year    Years   Years     Available
 500 Index Trust B
  Series NAV(E)                                           15.56%  5.96%   8.23%      05/01/1996
 S&P 500 Index                                            15.79%  6.19%   8.42%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since May 2000, certain expenses of each of the Index Funds were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(E)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Equity Index Fund, the Fund's predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

SUBADVISER:  SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE:  To seek to track the performance of abroad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

INVESTMENT STRATEGY:   Under normal market conditions, the Fund invests at least
                       80% of its assets in securities listed in the Morgan
                       Stanley Capital International ("MSCI(R)") All
                       CountryWorld Excluding U.S. Index*. As of February 28,
                       2007, the market capitalization range of the Index was $70 million to $211 billion.

"MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust B is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in JHT.

     International Equity Index Trust B differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. International Equity Index Trust B attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the "MSCI ACW ex-US Index") by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, International Equity Index Trust B, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

     International Equity Index Trust B is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although International Equity Index Trust B may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

     International Equity Index Trust B may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts
(EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in this Fund

     The principal risks of investing in the International Equity Index Trust B, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk
       (including emerging markets risk)

      --  Index Management Risk

Past Performance(A, B)

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 20.91% (for the quarter ended 12/31/1998) and the lowest return was -20.18% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -5.0%      20.8%      30.9%      -17.4%     -20.3%     -15.2%     42.0%      20.2%      16.6%      27.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five      Ten    Date First
                                                           Year      Years    Years   Available
 International Equity Index Trust B
   Series NAV(A)                                           27.41%    16.55%   7.83%   05/02/1988
   Combined Index(B)                                       27.14%    17.09%   9.20%
 MSCI AC World ex USA Index                                27.16%    16.88%   8.59%

(A)The Series NAV shares of the Fund were first issued on March 25, 2004 in connection with JHT's acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the NAV shares of the JHVST International Equity Index Fund, the Fund's predecessor. These shares were first issued on May 2, 1988.

(B)The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).

BOND INDEX TRUST A
(Series I, Series II and NAV shares)

SUBADVISER:  Declaration Management & Research LLC

INVESTMENT OBJECTIVE:  To seek to track the performance of the Lehman Brothers
                       Aggregate Bond Index (which represents the U.S. investment grade bond market).

INVESTMENT STRATEGY:   Under normal market conditions, the Funds will invest at
                       least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman
                       Brothers Aggregate Bond Index.

     The Funds are index funds which differ from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each of the Funds attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, each Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The Funds are intermediate term bond funds of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

     The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

     The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

      --   U.S. Treasury and agency securities;

      -- Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      --   Corporate bonds, both U.S. and foreign (if dollar denominated); and

      --   Foreign government and agency securities (if dollar denominated).

     The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

     The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

     The Funds may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in these Funds

     The principal risks of investing in the Funds, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Index Management Risk

      --  Mortgage-Backed and Asset-Backed
       Securities Risk

Past Performance

     Performance is not provided since the Fund commenced operations in February 2006.

                             AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN INTERNATIONAL TRUST

MASTER-FEEDER STRUCTURE

     Each of the American Asset Allocation Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust and American International Trust, the JHT Feeder Funds, operates as a "feeder fund." A "feeder fund" is a fund that does not buy investment securities directly; instead, each invests in a "master fund" which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds Master Funds"). Each JHT Feeder Fund's master fund is listed below:

                  JHT FEEDER FUND                                 AMERICAN FUND MASTER FUND
American Asset Allocation Trust                      Asset Allocation Fund (Class 1 shares)
American Bond Trust                                  Bond Fund (Class 2 shares)
American Growth Trust                                Growth Fund (Class 2 shares)
American Growth-Income Trust                         Growth-Income Fund (Class 2 shares)
American International Trust                         International Fund (Class 2 shares)

THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS.

     Series I shares of JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies

     Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Fund Master Fund in which it invests. Each American Fund Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Fund Master Fund will achieve its investment objective. The differences in objectives and policies among the American Fund Master Funds can be expected to affect the return of JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds' and American Fund Master Fund's investment policies is set forth below under "Additional Information About Each JHT Feeder Fund's and each American Fund Master Fund's Investments -- Additional Investment Policies." The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

     More complete descriptions of certain other instruments in which JHT Feeder Funds may invest are set forth in the SAI.

     Portfolio Turnover. Portfolio changes of the American Fund Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Fund Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Fund Master Fund. The portfolio turnover rate of each American Fund Master Fund may vary from year to year, as well as within a year.

ADDITIONAL INFORMATION ABOUT EACH JHT FEEDER FUND'S AND EACH AMERICAN FUND MASTER FUND'S INVESTMENTS

GENERAL INFORMATION

MASTER-FEEDER STRUCTURE

     Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

     Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken which may include: (a) investing all of the assets of the JHT Feeder Funds in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Funds or as a subadviser to the JHT Feeder Funds with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to JHT Feeder Fund. Should such a distribution occur, JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

     Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

REPURCHASE AGREEMENTS

     Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under "Additional Information about the Funds' Principal Investment Policies -- Repurchase Agreements."

ADDITIONAL INVESTMENT POLICIES

     Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

                             ADVISORY ARRANGEMENTS

     Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds' prospectus for a description of the master funds' advisory arrangements.

     Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund Master Fund.

     The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2006 is as follows:

                            Asset Allocation Fund............................   0.32%*
                            Bond Fund........................................   0.41%*
                            Growth Fund......................................   0.32%*
                            Growth-Income Fund...............................   0.27%*
                            International Fund...............................   0.50%*

*CRMC is waiving a portion of its management fee. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

INVESTMENT STRATEGIES: The American Asset Allocation Trust invests all of its assets in the master fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series. The Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The Asset Allocation Fund is designed for investors seeking above-average total return.

     In seeking to pursue its investment objective, the Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Asset Allocation Fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% - 80% in equity securities, 20% - 50% in debt securities and 0% - 40% in money market instruments. The proportion of equities, debt and money market securities held by the Asset Allocation Fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S., including emerging markets, and not included in S&P's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Temporary Defensive Investing

     The Asset Allocation Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

     The risks of investing in the Asset Allocation Fund are set forth in the prospectus for the American Fund Master Funds.

Past Performance

     Performance information is not provided since the Fund commenced operation in May 2007.

AMERICAN BOND TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to maximize current income and preserve capital.

INVESTMENT STRATEGIES: The American Bond Trust invests all of its assets in the master fund, Class 2 shares of the Bond Fund, a series of American Funds Insurance Series. The Bond Fund normally invests at least 80% of its assets in bonds. (This policy is subject to change only upon 60 days' notice to shareholders.) The Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called "junk bonds"). It may invest in bonds of issuers domiciled outside the United States.

Temporary Defensive Investing

     The Bond Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could negatively affect the fund's investment results in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Lower Rated Fixed Income Securities Risk

     The risks of investing in the Bond Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 3.17% (for the quarter ended 9/30/2006) and the lowest return was 0.24% (for the quarter ended 12/31/2005).


--------------------------------------------------------------------------------

         6.5%
         2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 American Bond Trust
   Series I(A)                                              6.56%     4.56%      11/2/2005
   Series II                                                6.49%     4.45%      7/29/2005
 Lehman Brothers Aggregate Bond Index(B)                    4.33%     3.63%

(A)Series I shares were first offered November 2, 2005. For periods prior to November 2, 2005, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 2, 2005 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow.

INVESTMENT STRATEGIES: The American Growth Trust invests all of its assets in the master fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.

Temporary Defensive Investing

     The Growth Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

     The Growth Fund may invest in the securities of companies which the subadviser believes are poised for growth. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Growth Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the Growth Fund are also set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 10.51% (for the quarter ended 12/31/2004) and the lowest return was -2.92% (for the quarter ended 9/30/2004).


--------------------------------------------------------------------------------

        11.9%      15.6%       9.6%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 American Growth Trust
   Series I(A)                                             9.80%    16.68%     07/09/2003
   Series II                                               9.64%    16.51%     05/05/2003
 S&P 500 Index(B)                                         15.79%    14.41%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN GROWTH-INCOME TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investments grow and to provide the shareholder with income over time.

INVESTMENT STRATEGIES: The American Growth-Income Trust invests all of its assets in the master fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.

Temporary Defensive Investing

     The Growth-Income Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the Growth-Income Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 8.09% (for the quarter ended 12/31/2004) and the lowest return was -2.30% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         9.8%       5.3%      14.6%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since    Date First
                                                           Year   Inception  Available
 American Growth-Income Trust
   Series I(A)                                            14.80%   14.78%    07/09/2003
   Series II                                              14.62%   14.61%    05/05/2003
 S&P 500 Index(B)                                         15.79%   14.41%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN INTERNATIONAL TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow.

INVESTMENT STRATEGIES: The American International Trust invests all of its assets in the master fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Temporary Defensive Investing

     The International Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risks

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the International Fund are set forth in the prospectus for the American Fund Master Fund.

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the Fund determines its NAV. The Fund may invest significant amounts in such securities. While JHT will seek to identify and prevent such trading no assurance can be given that JHT will be successful in doing so.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 12.55% (for the quarter ended 12/31/2004) and the lowest return was -1.98% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        18.7%      20.9%      18.3%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 American International Trust
   Series I(A)                                            18.53%    25.22%     07/09/2003
   Series II                                              18.32%    25.02%     05/05/2003
 MSCI EAFE Index(B)                                       26.87%    27.13%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

                          ADDITIONAL INFORMATION ABOUT

               THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

     The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK

     A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

     The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

EQUITY SECURITIES RISK

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

     Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

     Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

EXCHANGE TRADED FUNDS ("ETFS") RISK

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FIXED INCOME SECURITIES RISK

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE DEBT SECURITIES

     Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser).

     Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

     Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

 --   Additional Risks Regarding Lower Rated Corporate Fixed Income
      Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

 -- Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

FOREIGN SECURITIES RISK

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HIGH PORTFOLIO TURNOVER RISK

     A high Fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

INDEX MANAGEMENT RISK

     Certain factors may cause a Fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

INDUSTRY OR SECTOR INVESTING RISK

     When a Fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Banking Risk. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Financial Services Industry Risk. A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

     Health Sciences Risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

     Insurance Risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies Risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications Risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Technology Related Risk. A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under "Small and Medium Sized Companies Risk."

     Utilities Risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK

     Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

INVESTMENT COMPANY SECURITIES RISK

     Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

ISSUER RISK

     An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

     A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

NON-DIVERSIFIED FUND RISK

     Definition of Non-Diversified. Any Fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code. In contrast, a diversified Fund may not, as to 75% of its assets, invest more than five percent of its total assets in the securities of one issuer, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

REAL ESTATE SECURITIES RISK

     Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

 --   Declines in the value of real estate;      --   Losses due to costs resulting from the
 --   Risks related to general and local         clean-up of environmental problems;
      economic conditions;                       --   Liability to third parties for damages
 --   Possible lack of availability of mortgage  resulting from environmental problems;
funds;                                           --   Casualty or condemnation losses;
 --   Overbuilding;                              --   Limitations on rents;
 --   Extended vacancies of properties;          --   Changes in neighborhood values and the
 --   Increased competition;                     appeal of properties to tenants; and
 --   Increases in property taxes and operating  --   Changes in interest rates.
expenses;
 --   Changes in zoning laws;

     Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

     Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

SHORT SALES RISK

     See "Short Sales" under "Additional Information About the Funds' Principal Investment Policies".

SMALL AND MEDIUM SIZE COMPANIES RISK

Small or Unseasoned Companies:

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

STRIPPED SECURITIES RISK

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

FOREIGN REPURCHASE AGREEMENTS

     A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market or market risk. The hedging and other strategic transactions which may be used but are not limited to the following:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      -- financial futures contracts (including stock index and other securities futures),

      --   interest rate transactions*,

      --   currency transactions**,

      -- swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),

      --   caps, floors and collars, and

      --   structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

     Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

     Hedging and other strategic transactions may be used for the following purposes, among others:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,

      --   to protect a Fund's unrealized gains in the value of its securities,

      -- to facilitate the sale of a Fund's securities for investment purposes,

      --   to manage the effective maturity or duration of a Fund's securities,

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

ILLIQUID SECURITIES

     Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

LENDING OF FUND SECURITIES

     Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

LOAN PARTICIPATIONS

     The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

MORTGAGE DOLLAR ROLLS

     The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

SHORT SALES

     The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

WARRANTS

     The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

WHEN-ISSUED SECURITIES/FORWARD COMMITMENTS

     In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

     These investment strategies and securities are described further in the SAI.

                               MANAGEMENT OF JHT

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (the "Adviser") is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any of

JHT portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Trustees of JHT.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each Fund of JHT (except those listed below) is available in JHT's annual report to shareholders for the year ended December 31, 2006. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the Franklin Templeton Founding Allocation Trust will be available in JHT's semi-annual report to shareholders for the six month period ended June 30, 2007.

     JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT's advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

     The following tables present a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund's net assets or as a percentage of Aggregate Net Assets. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding these four Funds set forth above under "Fees and Expenses for Each Fund."

        FUNDS WHERE NET ASSETS AGGREGATED WITH NET ASSETS OF OTHER FUNDS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                                        BETWEEN             BETWEEN
                                       FIRST        $300 MILLION AND    $500 MILLION AND      EXCESS OVER
                                    $300 MILLION    $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    OF AGGREGATE       AGGREGATE         AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS        NET ASSETS            ASSETS            NET ASSETS
----                                ------------    ----------------    ----------------     -------------
Capital Appreciation(1)...........     0.850%            0.800%              0.700%              0.670%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of JHT, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
All Cap Core(1)...................     0.800%            0.800%              0.800%              0.750%             0.750%
Blue Chip Growth(2)...............     0.825%            0.825%              0.825%              0.825%             0.800%
Equity-Income(3)..................     0.825%            0.825%              0.825%              0.825%             0.800%
Global Allocation(4)..............     0.850%            0.850%              0.850%              0.800%             0.800%
High Yield(5).....................     0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Core Trust, a series of JHT, and the All Cap Core Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of JHT, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of JHT, and the Equity-Income Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Global Allocation Trust, a series of JHT, and the Global Allocation Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of JHT, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
Health Sciences(1)................     1.050%            1.050%              1.050%              1.000%             1.000%
International Small Cap(2)........     1.050%            1.050%              0.950%              0.850%             0.850%
International Value(3)............     0.950%            0.950%              0.850%              0.800%             0.800%
Investment Quality Bond(4)........     0.600%            0.600%              0.600%              0.550%             0.550%
Mid Cap Stock(5)..................     0.875%            0.875%              0.850%              0.825%             0.825%
Natural Resources(6)..............     1.050%            1.000%              1.000%              1.000%             1.000%
Pacific Rim(7)....................     0.800%            0.800%              0.800%              0.700%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of JHT, and the Health Sciences Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the International Small Cap Trust, a series of JHT, and the International Small Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the International Value Trust, a series of JHT, the International Value Fund, a series of John Hancock Funds II, the Global Trust, a series of JHT and the Global Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Investment Quality Bond Trust, a series of JHT, and the Investment Quality Bond Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of JHT, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Natural Resources Trust, a series of JHT, and the Natural Resources Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Pacific Rim Trust, a series of JHT, and the Pacific Rim Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
Quantitative All Cap(1).........      0.750%            0.700%              0.700%              0.700%             0.700%
Quantitative Mid Cap(2).........      0.750%            0.750%              0.650%              0.650%             0.650%
Real Estate Securities(3).......      0.700%            0.700%              0.700%              0.700%             0.700%
Science & Technology(4).........      1.050%            1.050%              1.050%              1.000%             1.000%
Small Cap Opportunities(5)......      1.000%            1.000%              1.000%              0.950%             0.950%
Small Company Value(6)..........      1.050%            1.050%              1.050%              1.000%             1.000%
Strategic Bond(7)...............      0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative All Cap Trust, a series of JHT, and the Quantitative All Cap Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Mid Cap Trust, a series of JHT, and the Quantitative Mid Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of JHT, and the Real Estate Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Science & Technology Trust, a series of JHT, and the Science & Technology Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Opportunities Trust, a series of JHT, and the Small Cap Opportunities Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Value Trust, a series of JHT, and the Small Company Value Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Bond Trust, a series of JHT, and the Strategic Bond Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $250 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
Financial Services(1)...........      0.850%            0.800%              0.800%              0.750%             0.750%
Fundamental Value(2)............      0.850%            0.800%              0.800%              0.750%             0.750%
Mid Cap Index(3)................      0.490%            0.490%              0.480%              0.460%             0.460%
Small Cap Index(4)..............      0.490%            0.490%              0.480%              0.460%             0.460%
Total Stock Market Index(5).....      0.490%            0.490%              0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of JHT, and the Financial Services Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Fundamental Value Trust, a series of JHT, and the Fundamental Value Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of JHT, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of JHT, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of JHT, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
U.S. Government Securities(1)...      0.620%            0.620%              0.620%              0.550%             0.550%
Value(2)........................      0.750%            0.750%              0.725%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of JHT, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

(2)For purposes of determining Aggregate Net Assets, the net assets of: the Value Trust, a series of JHT, and the Value Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN
                                      FIRST        $500 MILLION AND      EXCESS OVER
                                  $500 MILLION      $1 BILLION OF       $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS
----                              ------------     ----------------     -------------
Quantitative Value(1)...........      0.700%            0.650%              0.600%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Value Trust, a series of JHT, and the Quantitative Value Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $100 MILLION AND    $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                  $100 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ----------------    ----------------    ----------------    -------------
Small Cap Growth(1).............      1.100%            1.050%              1.050%              1.050%             1.050%
Small Cap Value(2)..............      1.100%            1.050%              1.050%              1.050%             1.050%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of JHT, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of JHT, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $350 MILLION OF    $350 MILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Core Equity(1).................       0.850%             0.750%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Core Equity Trust, a series of JHT, and the Core Equity Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                  $1 BILLION OF      $1 BILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Global(1)......................       0.850%             0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Global Trust, a series of JHT, the Global Fund, a series of John Hancock Funds II, the International Value Trust, a series of JHT, and the International Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $100 MILLION AND      EXCESS OVER
                                 $100 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
International Core(1)..........       0.920%             0.895%              0.880%

(1)For the purposes of determining Aggregate Net Assets, the assets of the International Core Trust, a series of John Hancock Trust, the assets of the International Core Fund, a series of John Hancock Funds III, and the assets of the International Core Fund (formerly, the International Stock Fund), a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $750 MILLION AND      EXCESS OVER
                                 $750 MILLION OF    $1.5 BILLION OF     $1.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
International
  Opportunities(1).............       0.900%             0.850%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the International Opportunities Trust, a series of JHT, and the International Opportunities Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST          $1 BILLION AND       EXCESS OVER
                                  $1 BILLION OF      $2 BILLION OF       $2 BILLION OF
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                              -------------      --------------      -------------
U.S. Large Cap.................       0.825%             0.725%              0.700%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                   $50 MILLION      $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
FUND                              OF NET ASSETS        NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
----                              -------------     ---------------     ----------------    ----------------     -------------
Income & Value.................       0.800%             0.800%              0.800%              0.750%              0.750%
Money Market B.................       0.500%             0.500%              0.500%              0.470%              0.470%
500 Index B....................       0.470%             0.470%              0.470%              0.460%              0.460%

                                      FIRST            EXCESS OF
                                 $100 MILLION OF    $100 MILLION OF
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ---------------
International Equity Index B...       0.550%             0.530%

                  FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

     The Franklin Templeton Founding Allocation Trust pays the Adviser a management fee which has two components: (a) a fee on net assets invested in Affiliated Funds ("Affiliated Fund Assets") and (b) a fee on net assets not invested in Affiliated Funds ("Other Assets"). Affiliated Funds are any fund of John Hancock Trust, John Hancock Funds II and John Hancock Funds III excluding the following Funds: Money Market Trust B, 500 Index Trust B, and International Equity Index Trust B.

ADVISORY FEE ON AFFILIATED FUND ASSETS

     (a) The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the Franklin Templeton Founding Allocation Trust.

         NET ASSETS OF THE FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

   FIRST             EXCESS OVER
$500 MILLION         $500 MILLION
------------         ------------
   0.050%               0.040%

ADVISORY FEE ON OTHER ASSETS

     (b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Other Assets of the Franklin Templeton Founding Allocation Trust.

           NET ASSETS OF FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

   FIRST             EXCESS OVER
$500 MILLION         $500 MILLION
------------         ------------
   0.500%               0.490%

                                LIFESTYLE TRUSTS

                                       FIRST           EXCESS OVER
                                  $7.5 BILLION OF    $7.5 BILLION OF
                                     AGGREGATE          AGGREGATE
FUND                               NET ASSETS(1)      NET ASSETS(1)
----                              ---------------    ----------------
Lifestyle Aggressive............       0.050%             0.040%
Lifestyle Growth................       0.050%             0.040%
Lifestyle Balanced..............       0.050%             0.040%
Lifestyle Moderate..............       0.050%             0.040%
Lifestyle Conservative..........       0.050%             0.040%

---------------

(1)For purposes of determining Aggregate Net Assets, the net assets of:
Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, and Lifestyle Conservative Trust, each a series of John Hancock Trust and Lifestyle Aggressive Fund, Lifestyle Growth Fund, Lifestyle Balanced Fund, Lifestyle Moderate Fund, Lifestyle Conservative Fund, each a series of John Hancock Funds II, are included.

       FUNDS WHERE NET ASSETS NOT AGGREGATED WITH NET ASSETS OTHER FUNDS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                     ALL ASSET
FUND                                  LEVELS
----                                 ---------
Active Bond.....................       0.600%
Bond Index A....................       0.470%
Classic Value...................       0.800%
Global Bond.....................       0.700%
Index Allocation................       0.050%
Total Return....................       0.700%

ADVISORY FEE WAIVERS

     Advisory Fee Waiver for All Funds of JHT Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Funds of JHT or otherwise reimburse the expenses of those Funds (the "Participating Funds") as set forth below (the "Reimbursement"). The Participating Funds are all Funds of JHT except the following:

     The five Lifestyle Trusts

     Absolute Return Trust

     American Bond Trust

     American Growth Trust

     American International Trust

     American Blue Chip Income and Growth Trust

     American Growth-Income Trust

     American Global Growth Trust

     American High-Income Bond Trust

     American New World Trust

     American Global Small Capitalization Trust

     American Asset Allocation Trust

     Money Market Trust B

     500 Index Trust B

     International Equity Index Trust B

     Bond Index Trust B

     Index Allocation Trust

     Franklin Templeton Founding Allocation Trust

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to JHT and approval of the Board of Trustees of JHT.

Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, Small Company Value, Spectrum Income and Real Estate Equity Trusts.

     T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction prior to November 1, 2006 was as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Over $750 million...........................................             5.0%

     As of November 1, 2006, the percentage reduction is as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Next $750 million...........................................             5.0%
Next $1.5 billion...........................................             7.5%
Over $3 billion.............................................            10.0%

     The Adviser has also voluntarily agreed to reduce the advisory fee for each
T. Rowe Fund by the amount that the subadvisory fee is reduced.

     This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

     Global and International Value Trusts. The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such Fund does not exceed 0.45% of the Fund's average net assets. These advisory fee waivers may be terminated at any time.

     Franklin Templeton Founding Allocation Trust. The Adviser has contractually agreed to reduce the advisory for the Franklin Templeton Founding Allocation Trust to the rates noted below until May 1, 2008. This reduction may be terminated any time after May 1, 2008.

     The advisory fee on Affiliated Fund Assets is: 0% of Affiliated Fund Assets

     The advisory fee on Other Assets is:

   FIRST       EXCESS OVER
$500 MILLION   $500 MILLION
------------   ------------
   0.450%         0.450%

VOLUNTARY EXPENSE LIMITATION

     All Funds Except the Lifestyle Trusts, Index Allocation Trust, Global Trust, Money Market Trust B, 500 Index Trust B, International Index Trust B, JHT Feeder Funds and the Franklin Templeton Founding Allocation Trust (the "Excluded Portfolios"). The Adviser has agreed to reduce its advisory fee for a class of shares of a Fund of JHT in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees,
(c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business.

Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class)

     -  0.050% in the case of the International Index Trust A,
     - 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust, the Total Stock Market Index Trust and Bond Index Trust A,
     - 0.75% in the case of the International Opportunities Trust, International Small Cap Trust, Global Bond Trust, International Value Trust, International Core Trust and Pacific Rim Trust,
     - 0.50% in the case of all other Funds except the Excluded Funds noted above.

     These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. These voluntary expense limitations may be terminated any time.

CONTRACTUAL EXPENSE LIMITATION

     Money Market Trust B, 500 Index Trust B and International Index Trust
B. JHT sells these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the expense table under "Fund Annual Expenses" reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" set forth under "Fund Annual Expenses" does not exceed the rate noted in the table below under "Net Fund Annual Expenses." A Fund's "Net Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

                                                              NET FUND
                                                               ANNUAL
FUND                                                          EXPENSES
----                                                          --------
Money Market Trust B........................................    0.28%
500 Index Trust B...........................................    0.25%
International Equity Index Trust B..........................    0.34%

     Index Allocation Trust. The Adviser has contractually agreed to reimburse Expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust until May 1, 2008. Expenses includes all expenses of the Index Allocation Trust except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2008.

     Global Trust. The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Funds of JHT noted below in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class)

     -  0.150% in the case of the Global Trust.

     The Adviser has contractually agreed to reimburse expenses until May 1, 2008. This reimbursement may be terminated any time after May 1, 2008.

     Franklin Templeton Founding Allocation Trust. The Adviser has contractually agreed to reimburse the Fund's Expenses that exceed 0.025% of its average annual net assets. Expenses means all expenses of the Fund excluding:
(a) Rule 12b-1 fees, (b) Underlying Fund expenses, (c) taxes, (d) portfolio brokerage, (e) interest, and (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The Adviser has contractually agreed to reimburse Expenses until May 1, 2008. This reimbursement may be terminated any time after May 1, 2008.

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

     The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement is available in the Fund's annual report to shareholders for the year ended December 31, 2006. A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreements for the Franklin Templeton Founding Allocation Trust will be available in JHT's semi-annual report to shareholders for the six-month period ended June 30, 2007.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

CAPITAL GUARDIAN TRUST COMPANY ("CGTC")

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     CGTC uses a multiple portfolio manager system in managing a portfolio's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio's objectives and policies. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
U.S. Large Cap Trust........................................  Multi-Manager System 1
Income & Value Trust........................................  Multi-Manager System 3

MULTI-MANAGER SYSTEM 1:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Terry Berkemeier                  15 years                    Portfolio Manager selecting equity securities
Senior Vice President, CGTC

Michael R. Ericksen               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC

Karen A. Miller                   16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

Theodore R. Samuels               25 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

Eugene P. Stein                   34 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC

Alan J. Wilson                    16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

MULTI-MANAGER SYSTEM 3:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Terry Berkemeier                  15 years                    Portfolio Manager selecting equity securities
Vice President, CGTC
Christine Cronin                  10 years                    Portfolio Manager selecting fixed income securities
Vice President of Capital
Research Company, an affiliate
of CGTC

MULTI-MANAGER SYSTEM 3:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Michael R. Ericksen               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC
David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC
Michael D. Locke                  11 years                    Portfolio Manager selecting fixed income securities
Vice President of Capital
Research Company, an affiliate
of CGTC
Karen A. Miller                   16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President CGTC
James R. Mulally                  27 years                    Portfolio Manager selecting fixed income securities
Director and Senior Vice
President, CGTC
Wesley K. S. Phoa                 8 years                     Fixed-Income Quantitative
Vice President, CGTC
Theodore R. Samuels               25 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC
Eugene P. Stein                   34 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC
Alan J. Wilson                    15 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

CAPITAL RESEARCH MANAGEMENT COMPANY ("CRMC")

     CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1968.

     CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.

     The primary individual portfolio counselors for each of the funds are:

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
James K. Dunton          Growth-Income Fund -- 24    Senior Vice President and       Serves as an equity portfolio
Vice Chairman of the     years (since the fund's     Director, CRMC                  counselor for Growth-Income
Board                    inception)                                                  Fund
                                                     Investment professional for
                                                     46 years, all with CRMC or
                                                     affiliate
Donald D. O'Neal         Growth-Income Fund -- 3     Senior Vice President and       Serves as an equity portfolio
President and Trustee    years                       Director, CRMC                  counselor for Growth-Income
                                                                                     Fund
                                                     Investment professional for
                                                     23 years, all with CRMC or
                                                     affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Alan N. Berro            Asset Allocation Fund --    Vice President, CRMC            Serves as an equity portfolio
Senior Vice President    8 years                                                     counselor for Asset
                                                     Investment professional for     Allocation Fund
                                                     22 years in total; 17 years
                                                     with CRMC or affiliate
Abner D. Goldstine       Bond Fund -- 12 years       Senior Vice President and       Serves as a fixed-income
Senior Vice President    (since the fund's           Director, CRMC                  portfolio counselor for Bond
                         inception)                                                  Fund
                                                     Investment professional for
                                                     56 years in total; 41 years
                                                     with CRMC or affiliate
John H. Smet             Bond Fund -- 12 years       Senior Vice President, CRMC     Serves as a fixed-income
Senior Vice President    (since the fund's                                           portfolio counselor for Bond
                         inception)                  Investment professional for     Fund and U.S. Government/
                                                     26 years in total; 25 years     AAA-Rated Securities Fund
                                                     with CRMC or affiliate
Claudia P. Huntington    Growth-Income Fund -- 14    Senior Vice President, CRMC     Serves as an equity portfolio
Vice President           years (plus 5 years of                                      counselor for Growth-Income
                         prior experience as an      Investment professional for     Fund
                         investment analyst for      35 years in total; 33 years
                         the fund)                   with CRMC or affiliate
Susan M. Tolson          Asset Allocation Fund --    Senior Vice President,          Serves as a fixed-income
Vice President           8 years                     Capital Research Company        portfolio counselor for High-
                                                                                     Income Bond Fund and Asset
                                                     Investment professional for     Allocation Fund
                                                     20 years in total; 18 years
                                                     with CRMC or affiliate
David C. Barclay         Bond Fund -- 10 years       Senior Vice President, CRMC     Serves as a fixed-income
                                                                                     portfolio counselor for High-
                                                     Investment professional for     Income Bond Fund, New World
                                                     27 years in total; 20 years     Fund and Bond Fund
                                                     with Capital Research and
                                                     Management Company or
                                                     affiliate
Donnalisa Barnum         Growth Fund -- 5 years      Senior Vice President,          Serves as an equity portfolio
                                                     Capital Research Company        counselor for Growth Fund
                                                     Investment professional for
                                                     27 years in total; 22 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Gordon Crawford          Growth Fund -- 14 years     Senior Vice President, CRMC     Serves as an equity portfolio
                         (plus 5 years of prior                                      counselor for Growth Fund
                         experience as an            Investment professional for
                         investment analyst for      37 years, all with CRMC or
                         the fund)                   affiliate
Mark H. Dalzell          Bond Fund -- 3 years        Senior Vice President,          Serves as a fixed-income
                                                     Capital Research Company        portfolio counselor for Bond
                                                                                     Fund
                                                     Investment professional for
                                                     30 years in total; 20 years
                                                     with CRMC or affiliate
J. Blair Frank           Growth & Income Fund -- 1   Vice President, Capital         Serves as an equity portfolio
                         year                        Research Company                counselor for Growth & Income
                                                                                     Fund
                                                     Investment professional for
                                                     15 years in total; 14 years
                                                     with CRMC or affiliate
Alwyn W. Heong           International Fund -- 12    Senior Vice President and       Serves as a non-U.S. equity
                         years                       Director, Capital Research      portfolio counselor for
                                                     Company                         International Fund
                                                     Investment professional for
                                                     20 years in total; 16 years
                                                     with CRMC or affiliate
Gregg E. Ireland         Growth Fund -- 2 years      Senior Vice President,          Serves as an equity portfolio
                                                     Capital Research and            counselor for Growth Fund
                                                     Management Company
                                                     Investment professional for
                                                     35 years, all with CRMC or
                                                     affiliate
Michael T. Kerr          Asset Allocation Fund --    Vice President, Capital         Serves as an equity portfolio
                         3 years Growth Fund -- 3    Research and Management         counselor for Asset
                         years                       Company                         Allocation Fund and Growth
                                                                                     Fund
                                                     Investment professional for
                                                     25 years in total; 23 years
                                                     with CRMC or affiliate
Sung Lee                 International Fund -- 2     Executive Vice President and    Serves as a non-equity
                         years                       Director, Capital Research      portfolio counselor for
                                                     Company                         International Fund
                                                     Investment professional for
                                                     14 years, all with CRMC or
                                                     affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Jesper Lyckeus           International               Senior Vice President,          Serves as a non-U.S. equity
                         Fund -- less than 1 year    Capital Research Company;       portfolio counselor for
                         (plus 8 years of prior      Investment professional for     International Fund
                         experience as an            12 years in total; 11 years
                         investment analyst for      with CRMC of affiliate
                         the Fund)
Ronald B. Morrow         Growth Fund -- 5 years      Senior Vice President,          Serves as an equity portfolio
                         (plus 6 years of prior      Capital Research Company        counselor for Growth Fund
                         experience as an
                         investment analyst for      Investment professional for
                         the fund)                   40 years in total; 11 years
                                                     with CRMC or affiliate
James R. Mulally         Asset Allocation Fund --    Senior Vice President,          Serves as a fixed-income
                         2 years                     Capital International Limited   portfolio counselor for Asset
                                                                                     Allocation Fund
                                                     Investment professional for
                                                     32 years in total; 28 years
                                                     with CRMC or affiliate
C. Ross Sappenfield      Growth-Income Fund -- 9     Vice President, Capital         Serves as an equity portfolio
                         years                       Research and Management         counselor for Growth-Income
                                                     Company                         Fund and Blue Chip Income and
                                                                                     Growth Fund
                                                     Investment professional for
                                                     16 years, all with CRMC or
                                                     affiliate

     Additional information regarding the portfolio managers' compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

DAVIS SELECTED ADVISERS, L.P. ("DAVIS")

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Financial Services Trust.......................  Kenneth Charles Feinberg
                                                 Charles Cavanaugh
Fundamental Value Trust........................  Christopher C. Davis
                                                 Kenneth Charles Feinberg

      -- Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.

      -- Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

      -- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH, LLC ("DECLARATION")

     Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Active Bond Trust..............................  Peter Farley
                                                 James E. Shallcross
Bond Index Trust A.............................  Peter Farley
                                                 James E. Shallcross

      -- Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research.

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, sits on the Investment Committee and is a firm principal.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")

     DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

     DIMA RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DIMA RREEF has provided real estate investment management services to institutional investors since 1975.

     RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

     Deutsche Investments Australia Limited, an investment management affiliate of DIMA located at Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

     Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DIMA located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

     Deutsche Asset Management International GmbH ("DeAMi"), an investment management affiliate of DIMA located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. DeAMi has been a registered investment adviser since 1983.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
All Cap Core Trust.............................  Julie Abbett
                                                 Jin Chen
                                                 Robert Wang
Real Estate Securities Trust...................  Jerry W. Ehlinger
                                                 John F. Robertson
                                                 John W. Vojticek
                                                 Asad Kazim

      -- Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.

      -- Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity -- Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

      -- Robert Wang. Managing Director and Global Head of Quantitative Strategies -- Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

      -- Jerry W. Ehlinger. Managing Director -- Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

      -- John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.

      -- John W. Vojticek. Partner -- Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.

      -- Asad Kazim. Vice President -- Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

     GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of December 31, 2006, GMO managed on a worldwide basis more than $127 billion for institutional investors such as pension plans, endowments and foundations.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
International Core Trust.......................  International Quantitative Investment Division

     International Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

      -- Dr. Thomas Hancock. Director of international equity management; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolio, and monitors cash flows.

JENNISON ASSOCIATES LLC ("JENNISON")

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Capital Appreciation Trust.....................  Michael A. Del Balso
                                                 Kathleen A. McCarragher
                                                 Spiros Segalas

      -- Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He has managed the Fund since October 2005.

      -- Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since October 2005.

      -- Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since October 2005.

     Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

     The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy.

Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

LEGG MASON CAPITAL MANAGEMENT, INC. ("LEGG MASON")

     Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
Core Equity Trust..............................  Mary Chris Gay(*)

(*)Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund's investment objectives, restrictions, cash flows and other considerations.

      -- Mary Chris Gay. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

     Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
International Opportunities Trust..............  James G. Gendelman

      -- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC ("MFC GLOBAL (U.S.)")

     MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
Active Bond Trust..............................  Barry H. Evans
                                                 Howard C. Greene
                                                 Jeffrey N. Given

      -- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

      -- Barry H. Evans. Senior Vice President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.

      --   Jeffrey N. Given, Vice President; joined MFC Global (U.S.) in 1993.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
500 Index Trust B..............................  Carson Jen
                                                 Narayan Ramani
Money Market Trust B...........................  Maralyn Kobayashi
                                                 Faisal Rahman
Mid Cap Index Trust............................  Carson Jen
                                                 Narayan Ramani
Pacific Rim Trust..............................  Pauline Dan
Quantitative All Cap Trust.....................  Harpreet Singh
                                                 Chris Hensen
                                                 Brett Hryb
Quantitative Mid Cap Trust.....................  Norman Ali
                                                 Rhonda Chang
Quantitative Value Trust.......................  Chris Hensen
                                                 Brett Hryb
                                                 Harpreet Singh
Small Cap Index Trust..........................  Carson Jen
                                                 Narayan Ramani
Total Stock Market Index Trust.................  Carson Jen
                                                 Narayan Ramani
Lifestyle Trusts...............................  Steve Orlich
Index Allocation Trust.........................  Steve Orlich
Franklin Templeton Founding Allocation Trust...  Steve Orlich

      -- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

      -- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

      -- Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

      -- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

      -- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

      -- Carson Jen. Vice President, Index Operations, at MFC Global (U.S.A.); joined MFC Global (U.S.A.) in 1997.

      --   Maralyn Kobayashi, joined MFC Global (U.S.A.) in 1981.

      --   Faisal Rahman CFA, Portfolio Managers joined MFC Global (U.S.A.) in
           2001.

      -- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

      -- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

      -- Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. DOING BUSINESS AS VAN KAMPEN ("VAN KAMPEN")

     Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Value Trust....................................  James Gilligan (Lead Manager)
                                                 Thomas Bastian
                                                 Thomas R. Copper
                                                 James Roeder
                                                 Sergio Marcheli

      --   James Gilligan.  Portfolio Manager; joined Van Kampen in 1985.

      -- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

      --   Thomas R. Copper.  Portfolio Manager; joined Van Kampen in 1986.

      --   James Roeder.  Portfolio Manager; joined Van Kampen in 1999.

      -- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

     Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, Munder acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2006, the ownership of Munder Capital Management was as follows: Munder Capital employees own 19.1% with an opportunity to grow to approximately 35% within five years; Crestview Partners GP, L.P. and its affiliates own 69.8%; and two other minority interest equity investors own 5.55% each.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Small Cap Opportunities Trust..................  Robert E. Crosby
                                                 Julie R. Hollinshead
                                                 John P. Richardson

      --   Robert E. Crosby.  Senior Portfolio Manager; joined Munder in 1993.

      --   Julie R. Hollinshead.  Senior Portfolio Manager; joined Munder in
           1995.

      -- John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Global Bond Trust..............................  Sudi Mariappa
Total Return Trust.............................  William H. Gross

      -- William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.

      -- Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

PZENA INVESTMENT MANAGEMENT, LLC ("PZENA")

     Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2007, the majority interest in Pzena was owned by the firm's four managing principals:

Richard S. Pzena                        Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz                           Managing Principal, Co-Chief Investment Officer
William L. Lipsey                       Managing Principal, Marketing & Client Services
A. Rama Krishna                         Managing Principal, Portfolio Manager

     In addition, nineteen additional employees owned interests in the firm as of January 1, 2007. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

FUND                                                 PORTFOLIO MANAGERS
----                                                 ------------------
Classic Value Trust................................  Richard S. Pzena
                                                     John P. Goetz
                                                     Antonio DeSpirito, III

      -- Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

      -- John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.

      -- Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

RCM CAPITAL MANAGEMENT LLC ("RCM")

     RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC ("US Holdings"). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG ("AGI"). AGI, in turn, is owned by Allianz SE ("Allianz").

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Science & Technology Trust.....................  Walter C. Price
                                                 Hauchen Chen

      -- Walter C. Price, CFA (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

      -- Huachen Chen, CFA (since 2006). Senior Analyst and Co-Portfolio Manager. Mr Chen joined RCM in 1984 and since 1990 had extensive portfolio responsibilities for technology and capital goods stocks.

SSGA FUNDS MANAGEMENT, INC. ("SSGA FM")

     SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2006, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2006, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
International Equity Index Trust B.............  Jeffrey Beach
                                                 Thomas Coleman

      --   Jeffrey Beach.  Principal; joined SSgA FM in 1986.

      --   Thomas Coleman.  Principal; joined SSgA FM in 1998.

TEMPLETON GLOBAL ADVISORS LIMITED ("TEMPLETON GLOBAL")

     Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Global Trust...................................  Jeffrey A. Everett
                                                 Murdo Murchison
                                                 Lisa Myers

      -- Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

      -- Murdo Murchison. Lead Portfolio Manager; Executive Vice President; joined Templeton in 1993.

      --   Lisa Myers. Vice President; joined Templeton in 1996.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

     Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
International Small Cap Trust..................  Tucker Scott
                                                 Cindy Sweeting
                                                 Peter Nori
                                                 Neil Devlin
International Value Trust......................  Tucker Scott
                                                 Cindy Sweeting
                                                 Peter Nori
                                                 Neil Devlin

      -- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

      -- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

      -- Peter Nori. Executive Vice President, joined Templeton in 1994; previously worked at Franklin since 1987.

      -- Neil Devlin. Senior Vice President, joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2006, T. Rowe Price and its affiliates managed over $334.7 billion for over ten million individual and institutional investor accounts.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Blue Chip Growth Trust.........................  Larry J. Puglia
Equity-Income Trust............................  Brian C. Rogers
Health Sciences Trust..........................  Kris H. Jenner
Science & Technology Trust.....................  Michael F. Sola
Small Company Value Trust......................  Preston G. Athey

      --   Preston G. Athey.  Vice President; joined T. Rowe Price in 1978.

      -- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

      --   Larry J. Puglia.  Vice President; joined T. Rowe Price in 1990.

      --   Brian C. Rogers.  Vice President; joined T. Rowe Price in 1982.

      -- Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

     UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Global Allocation Trust........................  Brian D. Singer

     Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

     Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990.

     JHT's SAI provides additional information about the compensation, any other accounts managed, and any Fund shares held by Messr. Singer.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Investment Quality Bond Trust..................  Thomas L. Pappas, CFA
                                                 Christopher L. Gootkind, CFA
                                                 Christopher A. Jones, CFA
Mid Cap Stock Trust............................  Michael T. Carmen, CFA, CPA
                                                 Mario E. Abularach, CFA
Natural Resources Trust........................  Karl E. Bandtel
                                                 James A. Bevilacqua
Small Cap Growth Trust.........................  Steven C. Angeli, CFA
                                                 Mario E. Abularach, CFA
                                                 Stephen Mortimer
Small Cap Value Trust..........................  Timothy J. McCormack, CFA
                                                 Stephen T. O'Brien, CFA
                                                 Shaun F. Pedersen

      -- Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.

      -- Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.

      -- James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

      -- Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.

      -- Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.

      -- Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.

      -- Stephen T. O'Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.

      -- Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.

      -- Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).

WESTERN ASSET MANAGEMENT COMPANY ("WESTERN")

     Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of 12/31/06, Western's current client base totals 739, representing 45 countries, 1,402 accounts, and $574.6 billion in assets.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
U.S. Government Securities Trust...............  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mark S. Lindbloom
                                                 Ronald D. Mass
                                                 Frederick R. Marki
High Yield Trust...............................  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mike Buchanan
                                                 Timothy J. Settel
                                                 Ian R. Edmonds
Strategic Bond Trust...........................  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Keith J. Gardner
                                                 Matthew C. Duda
                                                 Mike Buchanan

      -- S. Kenneth Leech. Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.

      -- Steven A. Walsh. Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.

      -- Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.

      -- Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.

      -- Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.

      -- Michael C. Buchanan. Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

      -- Timothy J. Settel. Portfolio Manager/Research Analyst, joined Western in 2001. Prior to Western, Mr. Settel worked for Lazard Freres & Co. Portfolio Manager, 1995-2001 and Bear Stearns Mortgage Analyst, 1993-1995.

      -- Ian R. Edmonds. Research Analyst, joined Western in 1994. Prior to Western Mr. Edmonds worked for Bacon & Woodrow Actuary, 1990-1994.

      -- Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.

      -- Matthew C. Duda. Research Analyst, joined Western in 2001. Prior to Western, Mr. Duda worked for Credit Suisse-First Boston Corporation Vice President and Investment Strategist, 1997-2001; Union Bank of Switzerland Investment Strategist and Research Associate, 1997-1997; Lehman Brothers Investment Strategist and Research Associate, 1996-1997; New York City Economic Development Corporation Graduate Research Associate, 1995-1996 and Merrill Lynch & Co. Emerging Markets Debt Analyst, 1993-1995.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV Shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I, Series II and Series III shares.

     Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

     The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12b-1 PLANS OF EACH CLASS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust and American Bond Trust are subject to a Rule 12b-1 fee of 0.35% of Series I share average daily net assets. In addition, each Fund invests in Class 2 of its corresponding American Fund Master Fund that pays a Rule 12b-1 fee of 0.25% of average net assets of the master fund.

      -- American Asset Allocation Trust is subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. The Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

     Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust and American Bond Trust are subject to a Rule 12b-1 fee of 0.50% of Series II share average daily net assets. In addition, each Fund invests in Class 2 of its corresponding American Fund Master Fund that pays a Rule 12b-1 fee of 0.25% of average net assets of the master fund.

      -- American Asset Allocation Trust is subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. The Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

     Series III shares of the following Funds are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets: American Asset Allocation Trust. Series III shares of the American Bond Trust, American Growth-Income Trust, American Growth Trust and American International Trust are not subject to a Rule 12b-1 fee, but these Funds invest in Class 2 shares of their corresponding American Fund Master Fund, which is subject to a 0.25% Rule 12b-1 fee.

     Rule 12b-1 fees will be paid to the JHT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor"). The Distributor receives a distribution and/or service fee from the following American Fund Master Funds: Growth Fund, International Fund, Growth-Income Fund, Bond Fund and Blue Chip Income and Growth Fund, at an annual rate of 0.25% of the average daily net assets of Class 2 shares of the master fund attributable to variable insurance and annuity contracts issued or administered by certain insurance companies affiliated with the Adviser (the "John Hancock Insurance Companies"). In turn, the Distributor pays American Funds Distributors, Inc. ("AFD") a marketing expense allowance for AFD's marketing assistance equal to 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by the John Hancock Insurance Companies.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS

     Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

     The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

     Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

FOREIGN INVESTMENTS

     When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO JHT

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the SAI for additional information on taxes.

DIVIDENDS

     JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV

     The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current NAV of the shares of the Fund,

          (ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAVs per share of all Funds are computed by:

          (i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities

     Securities held by each of the Funds, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. Underlying Funds shares held by a fund of funds and by the JHT Feeder Funds are valued at their NAV. The JHT Feeder Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this Prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

DISRUPTIVE SHORT TERM TRADING

     None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a Fund's holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the Funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

     Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target Funds with the following types of investments:

          1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

          2. Funds with significant investments in high yield securities that are infrequently traded; and

          3. Funds with significant investments in small cap securities.

     Market timers may also target Funds with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The SAI of JHT contains a description of JHT's policies and procedures regarding disclosure of JHT portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     Each of the Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust and the Index Allocation Trust invests in shares of other Funds. The holdings of each Lifestyle Trust, Franklin Templeton Founding Allocation Trust and Index Allocation Trust in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Trust, the Franklin Templeton Founding Allocation Trust or the Index Allocation Trust. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.

    www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF JHT

     Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

     Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

     John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

     The financial statements of JHT as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT's financial statements, in JHT's annual report which has been incorporated by reference into the SAI and is available upon request.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  ACTIVE BOND
                                             ------------------------------------------------------
                                                     SERIES I                     SERIES II
                                             ------------------------      ------------------------
                                                   PERIOD ENDED                  PERIOD ENDED
                                                   DECEMBER 31,                  DECEMBER 31,
                                             ------------------------      ------------------------
                                               2006          2005(A)         2006          2005(A)
                                             ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.60          $9.72          $9.60
Net investment income (loss)(H)                  0.44           0.29           0.41           0.28
Net realized and unrealized gain (loss) on
investments                                     (0.02)         (0.14)         (0.01)         (0.14)
                                             ---------      ---------      ---------      ---------
Total from investment operations                 0.42           0.15           0.40           0.14
                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)             -          (0.25)             -
From net realized gain                              -          (0.02)             -          (0.02)
                                             ---------      ---------      ---------      ---------
                                                (0.27)         (0.02)         (0.25)         (0.02)
                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.88          $9.73          $9.87          $9.72
                                             =========      =========      =========      =========
       TOTAL RETURN (%)(K)                       4.42(L)(Y)     1.59(M)        4.21(L)(Y)     1.49(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $139           $166           $553           $559
Ratio of net expenses to average net assets
(%)                                              0.69           0.72(R)        0.89           0.92(R)
Ratio of gross expenses to average net
assets (%)                                       0.69(P)        0.72(R)        0.89(P)        0.92(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.53           4.33(R)        4.28           4.25(R)
Portfolio turnover (%)                            207            305(X)         207            305(X)

                                                                        ACTIVE BOND
                                             ------------------------------------------------------------------
                                                                         SERIES NAV
                                             ------------------------------------------------------------------

                                                                 PERIOD ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                               2006          2005(F)        2004(G)     2003(G)        2002(G)
                                             ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.63          $9.64       $9.70           $9.55
Net investment income (loss)(H)                  0.40(H)        0.43(H)        0.34        0.43            0.50
Net realized and unrealized gain (loss) on
investments                                      0.03          (0.19)          0.11        0.18            0.18
                                             ---------      ---------      ---------   ---------      ---------
Total from investment operations                 0.43           0.24           0.45        0.61            0.68
                                             ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)         (0.12)         (0.34)      (0.43)          (0.53)
From net realized gain                              -          (0.02)         (0.12)      (0.24)              -
                                             ---------      ---------      ---------   ---------      ---------
                                                (0.27)         (0.14)         (0.46)      (0.67)          (0.53)
                                             ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.89          $9.73          $9.63       $9.64           $9.70
                                             =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                       4.54(L)(Y)     2.54           4.75        6.48            7.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $1,774         $1,220         $1,002      $1,056            $987
Ratio of net expenses to average net assets
(%)                                              0.64           0.70           0.70        0.70            0.69
Ratio of gross expenses to average net
assets (%)                                       0.64(P)        0.70           0.70        0.70            0.69
Ratio of net investment income (loss) to
average net assets (%)                           4.18           4.41           3.56        4.42            5.24
Portfolio turnover (%)                            207            305(X)         444         466(X)          291

(A)  Series I and Series II shares began operations on 4-29-05.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                             ALL CAP CORE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.20         $15.89      $13.72      $10.43      $13.95
Net investment income (loss)(H)          0.20           0.11        0.11        0.06       (0.02)
Net realized and unrealized gain
(loss) on investments                    2.33           1.32        2.12        3.23       (3.50)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         2.53           1.43        2.23        3.29       (3.52)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.13)         (0.12)      (0.06)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.13)         (0.12)      (0.06)          -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $19.60         $17.20      $15.89      $13.72      $10.43
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              14.75(L)        9.08       16.33       31.54      (25.23)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $213           $228        $257        $264        $243
Ratio of net expenses to average
net assets (%)                           0.88           0.92        0.92        0.93        0.91
Ratio of gross expenses to average
net assets (%)                           0.88(P)        0.92        0.92        0.93        0.91
Ratio of net investment income
(loss) to average net assets (%)         1.08           0.70        0.75        0.49       (0.20)
Portfolio turnover (%)                    240            317         257         183         153

                                                             ALL CAP CORE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.13         $15.83      $13.69      $10.43       $13.64
Net investment income (loss)(H)          0.16           0.08        0.08        0.03        (0.02)
Net realized and unrealized gain
(loss) on investments                    2.32           1.32        2.11        3.23        (3.19)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         2.48           1.40        2.19        3.26        (3.21)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.10)      (0.05)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.09)         (0.10)      (0.05)          -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $19.52         $17.13      $15.83      $13.69       $10.43
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              14.54(L)        8.89       16.06       31.26       (23.53)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $11            $11         $13         $10           $4
Ratio of net expenses to average
net assets (%)                           1.08           1.12        1.12        1.13         1.11(R)
Ratio of gross expenses to average
net assets (%)                           1.08(P)        1.12        1.12        1.13         1.11(R)
Ratio of net investment income
(loss) to average net assets (%)         0.87           0.50        0.56        0.29        (0.19)(R)
Portfolio turnover (%)                    240            317         257         183          153

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

                                                          ALL CAP CORE
                                                    ------------------------
                                                           SERIES NAV
                                                    ------------------------
                                                          PERIOD ENDED
                                                          DECEMBER 31,
                                                    ------------------------
                                                      2006          2005(A)
                                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $17.22         $15.22
Net investment income (loss)(H)                         0.24           0.10
Net realized and unrealized gain (loss) on
investments                                             2.29           1.90
                                                    ---------      ---------
Total from investment operations                        2.53           2.00
                                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income                             (0.13)             -
                                                    ---------      ---------
                                                       (0.13)             -
                                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD                        $19.62         $17.22
                                                    =========      =========
       TOTAL RETURN (%)(K)                             14.77(L)       13.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $385              -(N)
Ratio of net expenses to average net assets (%)         0.83           0.88(R)
Ratio of gross expenses to average net assets (%)       0.83(P)        0.88(R)
Ratio of net investment income (loss) to average
net assets (%)                                          1.32           0.83(R)
Portfolio turnover (%)                                   240            317

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

                                                                    AMERICAN GROWTH
                                   ---------------------------------------------------------------------------------
                                                        SERIES I                                   SERIES II
                                   ---------------------------------------------------      ------------------------
                                                PERIOD ENDED DECEMBER 31,                   PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------      ------------------------
                                     2006           2005           2004       2003(A)         2006           2005
                                   ---------      ---------      ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $19.98         $17.28         $15.42      $13.94         $19.90         $17.24
Net investment income (loss)(V)        0.13(H)        0.10(H)       (0.01)          -(J)        0.07(H)        0.05(H)
Net realized and unrealized gain
(loss) on investments                  1.81           2.62           1.88        1.48           1.84           2.63
                                   ---------      ---------      ---------   ---------      ---------      ---------
Total from investment operations       1.94           2.72           1.87        1.48           1.91           2.68
                                   ---------      ---------      ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.06)             -              -           -          (0.04)             -
From net realized gain                (0.13)         (0.02)         (0.01)          -          (0.13)         (0.02)
                                   ---------      ---------      ---------   ---------      ---------      ---------
                                      (0.19)         (0.02)         (0.01)          -          (0.17)         (0.02)
                                   ---------      ---------      ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD       $21.73         $19.98         $17.28      $15.42         $21.64         $19.90
                                   =========      =========      =========   =========      =========      =========
       TOTAL RETURN (%)(K)             9.80          15.78          12.10       10.62(M)        9.64          15.59
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $99            $57            $17          $3         $1,485         $1,134
Ratio of net expenses to average
net assets (%)(Q)                      0.38           0.38           0.37        0.38(R)        0.53           0.53
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 0.62           0.54          (0.12)       0.04(R)        0.33           0.25
Portfolio turnover (%)                    3              3              1           1(M)           3              3

                                      AMERICAN GROWTH
                                   ---------------------
                                         SERIES II
                                   ---------------------
                                 PERIOD ENDED DECEMBER 31,
                                   ---------------------
                                     2004       2003(A)
                                   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $15.41      $12.50
Net investment income (loss)(V)       (0.04)          -(J)
Net realized and unrealized gain
(loss) on investments                  1.88        2.91
                                   ---------   ---------
Total from investment operations       1.84        2.91
                                   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                -           -
From net realized gain                (0.01)          -
                                   ---------   ---------
                                      (0.01)          -
                                   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $17.24      $15.41
                                   =========   =========
       TOTAL RETURN (%)(K)            11.91       23.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $708        $270
Ratio of net expenses to average
net assets (%)(Q)                      0.52        0.53(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                (0.30)      (0.23)(R)
Portfolio turnover (%)                    1           1(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

                                                                        AMERICAN GROWTH-INCOME
                                     --------------------------------------------------------------------------------------------
                                                      SERIES I                                         SERIES II
                                     -------------------------------------------      -------------------------------------------
                                              PERIOD ENDED DECEMBER 31,                        PERIOD ENDED DECEMBER 31,
                                     -------------------------------------------      -------------------------------------------
                                      2006         2005         2004     2003(A)       2006         2005         2004     2003(A)
                                     -------      -------      -------   -------      -------      -------      -------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.81       $17.00       $15.55    $13.78       $17.77       $16.97       $15.53     $12.50
Net investment income (loss)(V)        0.25(H)      0.27(H)      0.05      0.10         0.22(H)      0.24(H)      0.04       0.09
Net realized and unrealized gain
(loss) on investments                  2.36         0.65         1.49      1.67         2.35         0.66         1.48       2.94
                                     -------      -------      -------   -------      -------      -------      -------   -------
Total from investment operations       2.61         0.92         1.54      1.77         2.57         0.90         1.52       3.03
                                     -------      -------      -------   -------      -------      -------      -------   -------
LESS DISTRIBUTIONS
From net investment income            (0.21)       (0.08)       (0.07)        -        (0.18)       (0.07)       (0.06)         -
From net realized gain                (0.02)       (0.03)       (0.02)        -        (0.02)       (0.03)       (0.02)         -
                                     -------      -------      -------   -------      -------      -------      -------   -------
                                      (0.23)       (0.11)       (0.09)        -        (0.20)       (0.10)       (0.08)         -
                                     -------      -------      -------   -------      -------      -------      -------   -------
NET ASSET VALUE, END OF PERIOD       $20.19       $17.81       $17.00    $15.55       $20.14       $17.77       $16.97     $15.53
                                     =======      =======      =======   =======      =======      =======      =======   =======
       TOTAL RETURN (%)(K)            14.80         5.44         9.96     12.84(M)     14.62         5.29         9.83      24.24(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $20          $14           $9        $1       $1,237         $873         $558       $182
Ratio of net expenses to average
net assets (%)(Q)                      0.38         0.38         0.37      0.38(R)      0.53         0.53         0.52       0.53(R)
Ratio of net investment income
(loss) to average net assets (%)(V)    1.35         1.55         1.01      3.66(R)      1.17         1.41         0.68       2.08(R)
Portfolio turnover (%)                    2            1            1         2(M)         2            1            1          2(M)

                                                                        AMERICAN INTERNATIONAL
                                     --------------------------------------------------------------------------------------------
                                                      SERIES I                                         SERIES II
                                     -------------------------------------------      -------------------------------------------
                                              PERIOD ENDED DECEMBER 31,                        PERIOD ENDED DECEMBER 31,
                                     -------------------------------------------      -------------------------------------------
                                      2006         2005         2004     2003(A)       2006         2005         2004     2003(A)
                                     -------      -------      -------   -------      -------      -------      -------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $21.44       $19.37       $16.68    $13.78       $21.40       $19.34       $16.66     $12.50
Net investment income (loss)(V)        0.36(H)      0.34(H)      0.13      0.16         0.30(H)      0.25(H)      0.11       0.14
Net realized and unrealized gain
(loss) on investments                  3.57         3.40         2.97      2.74         3.58         3.45         2.96       4.02
                                     -------      -------      -------   -------      -------      -------      -------   -------
Total from investment operations       3.93         3.74         3.10      2.90         3.88         3.70         3.07       4.16
                                     -------      -------      -------   -------      -------      -------      -------   -------
LESS DISTRIBUTIONS
From net investment income            (0.21)       (0.14)       (0.12)        -        (0.18)       (0.11)       (0.10)         -
From net realized gain                (0.24)       (1.53)       (0.29)        -        (0.24)       (1.53)       (0.29)         -
                                     -------      -------      -------   -------      -------      -------      -------   -------
                                      (0.45)       (1.67)       (0.41)        -        (0.42)       (1.64)       (0.39)         -
                                     -------      -------      -------   -------      -------      -------      -------   -------
NET ASSET VALUE, END OF PERIOD       $24.92       $21.44       $19.37    $16.68       $24.86       $21.40       $19.34     $16.66
                                     =======      =======      =======   =======      =======      =======      =======   =======
       TOTAL RETURN (%)(K)            18.53        21.07        18.88     21.04(M)     18.32        20.87        18.74      33.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $70          $35          $10        $3         $951         $624         $307       $178
Ratio of net expenses to average
net assets (%)(Q)                      0.38         0.38         0.38      0.39(R)      0.53         0.53         0.53       0.54(R)
Ratio of net investment income
(loss) to average net assets (%)(V)    1.56         1.75         1.57      3.34(R)      1.30         1.31         1.07       2.01(R)
Portfolio turnover (%)                    6            6           65        22(M)         6            6           65         22(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

                                                          BLUE CHIP GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.73         $16.86         $15.48      $11.99      $15.83
Net investment income (loss)(H)        0.10           0.04           0.08        0.02        0.01
Net realized and unrealized gain
(loss) on investments                  1.60           0.90           1.32        3.48       (3.85)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.70           0.94           1.40        3.50       (3.84)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
                                      (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $19.39         $17.73         $16.86      $15.48      $11.99
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          9.58(Y)        5.60           9.03       29.17      (24.26)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $668           $769         $1,309      $1,291      $1,093
Ratio of net expenses to average
net assets (%)                         0.86           0.89           0.88        0.90        0.91
Ratio of gross expenses to
average net assets (%)(P)              0.88           0.92           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)       0.53           0.24           0.53        0.15        0.05
Portfolio turnover (%)                   37             65(X)          31          35          39

                                                            BLUE CHIP GROWTH
                                   ------------------------------------------------------------------
                                                               SERIES II
                                   ------------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------------------------
                                     2006           2005           2004        2003          2002(A)
                                   ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.68         $16.78         $15.43      $11.98          $15.53
Net investment income (loss)(H)        0.06           0.01           0.07           -(J)            -(J)
Net realized and unrealized gain
(loss) on investments                  1.59           0.89           1.29        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
Total from investment operations       1.65           0.90           1.36        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
                                      (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD       $19.32         $17.68         $16.78      $15.43          $11.98
                                   =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)(L)          9.31(Y)        5.36           8.83       29.02          (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $176           $181           $471        $205             $61
Ratio of net expenses to average
net assets (%)                         1.06           1.09           1.08        1.10            1.11(R)
Ratio of gross expenses to
average net assets (%)(P)              1.08           1.12           1.11        1.12            1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       0.32           0.04           0.47       (0.03)          (0.01)(R)
Portfolio turnover (%)                   37             65(X)          31          35              39

                                           BLUE CHIP
                                             GROWTH
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $17.71         $16.32
Net investment income (loss)(H)         0.10           0.04
Net realized and unrealized gain
(loss) on investments                   1.59           1.45
                                    ---------      ---------
Total from investment operations        1.69           1.49
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.04)         (0.10)
                                    ---------      ---------
                                       (0.04)         (0.10)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $19.36         $17.71
                                    =========      =========
       TOTAL RETURN (%)(K)(L)           9.59(Y)        9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,880         $1,480
Ratio of net expenses to average
net assets (%)                          0.81           0.84(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.83           0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        0.56           0.28(R)
Portfolio turnover (%)                    37             65(X)

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                 BOND INDEX A
                                        -------------------------------
                                          SERIES I          SERIES NAV
                                        ------------       ------------
                                        PERIOD ENDED       PERIOD ENDED
                                        DECEMBER 31,       DECEMBER 31,
                                        ------------       ------------
                                          2006(A)            2006(A)
                                        ------------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $12.50             $12.50
Net investment income (loss)(H)                0.48               0.52
Net realized and unrealized gain
(loss) on investments                         (0.02)             (0.04)
                                        ------------       ------------
Total from investment operations               0.46               0.48
                                        ------------       ------------
LESS DISTRIBUTIONS
From net investment income                    (0.41)             (0.41)
                                        ------------       ------------
                                              (0.41)             (0.41)
                                        ------------       ------------
NET ASSET VALUE, END OF PERIOD               $12.55             $12.57
                                        ============       ============
       TOTAL RETURN (%)(K)                     3.65(L)(M)         3.85(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                       $53                $33
Ratio of net expenses to average net
assets (%)                                     0.59(R)            0.54(R)
Ratio of gross expenses to average net
assets (%)                                     0.60(P)(R)         0.55(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                      4.28(R)            4.56(R)
Portfolio turnover (%)                           66(M)              66(M)

(A)  Series I and Series NAV shares began operations on 2-10-06.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES I
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003        2002
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.02             $8.79       $8.04       $6.21       $8.95
Net investment income (loss)(H)              0.01             (0.01)       0.01       (0.01)      (0.01)
Net realized and unrealized gain (loss)
on investments                               0.20              1.24        0.74        1.84       (2.73)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.21              1.23        0.75        1.83       (2.74)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $9.07            $10.02       $8.79       $8.04       $6.21
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.26(K)(L)(Y)    13.99        9.33       29.47      (30.61)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $263               $52        $129        $121        $100
Ratio of net expenses to average net
assets (%)                                   0.83              0.95        0.97        0.99        1.05
Ratio of gross expenses to average net
assets (%)                                   0.83(P)           0.95        0.97        0.99        1.05
Ratio of net investment income (loss)
to average net assets (%)                    0.11             (0.10)       0.15       (0.13)      (0.14)
Portfolio turnover (%)                        114(X)            101          79          71          67

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES II
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003       2002(A)
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $9.96             $8.76       $8.02       $6.20        $8.73
Net investment income (loss)(H)             (0.01)            (0.02)          -(J)    (0.03)       (0.02)
Net realized and unrealized gain (loss)
on investments                               0.20              1.22        0.74        1.85        (2.51)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.19              1.20        0.74        1.82        (2.53)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $8.99             $9.96       $8.76       $8.02        $6.20
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.06(K)(L)(Y)    13.70        9.23       29.35       (28.98)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $113               $47        $125         $72          $23
Ratio of net expenses to average net
assets (%)                                   1.03              1.15        1.17        1.19         1.25(R)
Ratio of gross expenses to average net
assets (%)                                   1.03(P)           1.15        1.17        1.19         1.25(R)
Ratio of net investment income (loss)
to average net assets (%)                   (0.09)            (0.27)       0.02       (0.35)       (0.27)(R)
Portfolio turnover (%)                        114(X)            101          79          71           67

                                          CAPITAL APPRECIATION
                                        -------------------------
                                               SERIES NAV
                                        -------------------------
                                              PERIOD ENDED
                                              DECEMBER 31,
                                        -------------------------
                                          2006           2005(A)
                                        ---------       ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $10.02            $8.51
Net investment income (loss)(H)             0.01            (0.01)
Net realized and unrealized gain
(loss) on investments                       0.21             1.53
                                        ---------       ---------
Total from investment operations            0.22             1.52
                                        ---------       ---------
LESS DISTRIBUTIONS
From net investment income                     -            (0.01)
From net realized gain                     (1.16)               -
                                        ---------       ---------
                                           (1.16)           (0.01)
                                        ---------       ---------
NET ASSET VALUE, END OF PERIOD             $9.08           $10.02
                                        =========       =========
       TOTAL RETURN (%)(K)                  2.38(L)(Y)      17.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $627             $207
Ratio of net expenses to average net
assets (%)                                  0.78             0.88(R)
Ratio of gross expenses to average net
assets (%)                                  0.78(P)          0.88(R)
Ratio of net investment income (loss)
to average net assets (%)                   0.15            (0.18)(R)
Portfolio turnover (%)                       114(X)           101

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                                      CLASSIC VALUE
                                     -------------------------------------------------------------------------------
                                                   SERIES I                                  SERIES II
                                     ------------------------------------       ------------------------------------

                                          PERIOD ENDED DECEMBER 31,                  PERIOD ENDED DECEMBER 31,
                                     ------------------------------------       ------------------------------------
                                       2006           2005       2004(A)          2006           2005       2004(A)
                                     ---------      ---------   ---------       ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.37         $13.84      $12.50          $14.36         $13.83      $12.50
Net investment income (loss)(H)          0.19           0.13        0.05            0.16           0.09        0.04
Net realized and unrealized gain
(loss) on investments                    2.11           1.17        1.36            2.11           1.18        1.36
                                     ---------      ---------   ---------       ---------      ---------   ---------
Total from investment operations         2.30           1.30        1.41            2.27           1.27        1.40
                                     ---------      ---------   ---------       ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.15)         (0.08)      (0.03)          (0.12)         (0.05)      (0.03)
From net realized gain                  (0.32)         (0.69)      (0.04)          (0.32)         (0.69)      (0.04)
                                     ---------      ---------   ---------       ---------      ---------   ---------
                                        (0.47)         (0.77)      (0.07)          (0.44)         (0.74)      (0.07)
                                     ---------      ---------   ---------       ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $16.20         $14.37      $13.84          $16.19         $14.36      $13.83
                                     =========      =========   =========       =========      =========   =========
       TOTAL RETURN (%)(K)              16.04(L)        9.42       11.31(L)(M)     15.83(L)        9.22       11.17(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $30            $12          $3             $40            $19         $11
Ratio of net expenses to average
net assets (%)                           0.96           1.11        1.42(R)         1.16           1.32        1.62(R)
Ratio of gross expenses to average
net assets (%)                           0.96(P)        1.11        1.48(P)(R)      1.16(P)        1.32        1.68(P)(R)
Ratio of net investment income
(loss) to average net assets (%)         1.24           0.88        0.59(R)         1.03           0.62        0.44(R)
Portfolio turnover (%)                     47             42           9(M)           47             42           9(M)

                                          CLASSIC VALUE
                                     ------------------------
                                            SERIES NAV
                                     ------------------------
                                           PERIOD ENDED
                                           DECEMBER 31,
                                     ------------------------
                                       2006          2005(A)
                                     ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.38          $13.42
Net investment income (loss)(H)          0.20            0.09
Net realized and unrealized gain
(loss) on investments                    2.12            1.64
                                     ---------      ---------
Total from investment operations         2.32            1.73
                                     ---------      ---------
LESS DISTRIBUTIONS
From net investment income              (0.16)          (0.09)
From net realized gain                  (0.32)          (0.68)
                                     ---------      ---------
                                        (0.48)          (0.77)
                                     ---------      ---------
NET ASSET VALUE, END OF PERIOD         $16.22          $14.38
                                     =========      =========
       TOTAL RETURN (%)(K)              16.15(L)        12.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $8              $3
Ratio of net expenses to average
net assets (%)                           0.91            1.03(R)
Ratio of gross expenses to average
net assets (%)                           0.91(P)         1.03(R)
Ratio of net investment income
(loss) to average net assets (%)         1.28            0.91(R)
Portfolio turnover (%)                     47              42

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                                                   CORE EQUITY
                                                  ------------------------------------------------------------------------------
                                                                SERIES I                                 SERIES II
                                                  ------------------------------------      ------------------------------------
                                                       PERIOD ENDED DECEMBER 31,                 PERIOD ENDED DECEMBER 31,
                                                  ------------------------------------      ------------------------------------
                                                    2006           2005       2004(A)         2006           2005       2004(A)
                                                  ---------      ---------   ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.07         $14.23      $12.50         $15.03         $14.21      $12.50
Net investment income (loss)(H)                          -(J)        0.01           -(J)       (0.03)         (0.03)      (0.02)
Net realized and unrealized gain (loss) on
investments                                           0.95           0.83        1.73           0.94           0.85        1.73
                                                  ---------      ---------   ---------      ---------      ---------   ---------
Total from investment operations                      0.95           0.84        1.73           0.91           0.82        1.71
                                                  ---------      ---------   ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                               (0.88)             -           -          (0.88)             -           -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
                                                     (0.88)             -           -          (0.88)             -           -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $15.14         $15.07      $14.23         $15.06         $15.03      $14.21
                                                  =========      =========   =========      =========      =========   =========
       TOTAL RETURN (%)                               6.73(K)(L)     5.90       13.84(M)        6.47(K)(L)     5.77       13.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2             $1        $194            $54            $57        $237
Ratio of net expenses to average net assets (%)       0.88           0.91        0.96(R)        1.08           1.11        1.16(R)
Ratio of gross expenses to average net assets
(%)                                                   0.88(P)        0.91        0.96(R)        1.08(P)        1.11        1.16(R)
Ratio of net investment income (loss) to average
net assets (%)                                       (0.01)          0.07       (0.05)(R)      (0.22)         (0.21)      (0.26)(R)
Portfolio turnover (%)                                  35             65           6(M)          35             65           6(M)

                                                         CORE EQUITY
                                                  --------------------------
                                                          SERIES NAV
                                                  --------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                                  --------------------------
                                                     2006          2005(A)
                                                  ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.09          $13.71
Net investment income (loss)(H)                           -(J)            -(J)
Net realized and unrealized gain (loss) on
investments                                            0.95            1.38
                                                  ----------      ----------
Total from investment operations                       0.95            1.38
                                                  ----------      ----------
LESS DISTRIBUTIONS
From net realized gain                                (0.88)              -
                                                  ----------      ----------
                                                      (0.88)              -
                                                  ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $15.16          $15.09
                                                  ==========      ==========
       TOTAL RETURN (%)                                6.73(K)(L)     10.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $479            $403
Ratio of net expenses to average net assets (%)        0.83            0.85(R)
Ratio of gross expenses to average net assets
(%)                                                    0.83(P)         0.85(R)
Ratio of net investment income (loss) to average
net assets (%)                                         0.03           (0.02)(R)
Portfolio turnover (%)                                   35              65

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003        2002
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.87         $17.04         $15.22      $12.62      $15.13
Net investment income (loss)(H)         0.27           0.25           0.24        0.23        0.22
Net realized and unrealized gain
(loss) on investments                   2.75           0.38           1.96        2.85       (2.13)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        3.02           0.63           2.20        3.08       (1.91)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.27)         (0.21)         (0.20)      (0.22)      (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)      (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.37)         (0.80)         (0.38)      (0.48)      (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.52         $16.87         $17.04      $15.22      $12.62
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          19.02(Y)        3.92          14.81       25.57      (13.28)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $830           $846         $1,364      $1,277      $1,015
Ratio of net expenses to average
net assets (%)                          0.87           0.89           0.88        0.89        0.91
Ratio of gross expenses to average
net assets (%)(P)                       0.89           0.91           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)        1.60           1.53           1.53        1.73        1.58
Portfolio turnover (%)                    16             48(X)          21          15          18

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003       2002(A)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.81         $16.96         $15.17      $12.61       $15.05
Net investment income (loss)(H)         0.24           0.22           0.21        0.21         0.21
Net realized and unrealized gain
(loss) on investments                   2.73           0.38           1.95        2.84        (2.05)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.97           0.60           2.16        3.05        (1.84)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.24)         (0.16)         (0.19)      (0.23)       (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)       (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.34)         (0.75)         (0.37)      (0.49)       (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.44         $16.81         $16.96      $15.17       $12.61
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          18.76(Y)        3.72          14.61       25.40       (12.89)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $320           $304           $573        $314          $87
Ratio of net expenses to average
net assets (%)                          1.07           1.08           1.08        1.09         1.11(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.09           1.11           1.11        1.12         1.13(R)
Ratio of net investment income
(loss) to average net assets (%)        1.40           1.35           1.38        1.55         1.83(R)
Portfolio turnover (%)                    16             48(X)          21          15           18

                                         EQUITY-INCOME
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.85         $17.11
Net investment income (loss)(H)         0.28           0.23
Net realized and unrealized gain
(loss) on investments                   2.74           0.34
                                    ---------      ---------
Total from investment operations        3.02           0.57
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.28)         (0.24)
From net realized gain                 (1.10)         (0.59)
                                    ---------      ---------
                                       (1.38)         (0.83)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.49         $16.85
                                    =========      =========
       TOTAL RETURN (%)(K)(L)          19.05(Y)        3.57(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,290         $1,189
Ratio of net expenses to average
net assets (%)                          0.82           0.83(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.84           0.86(R)
Ratio of net investment income
(loss) to average net assets (%)        1.65           1.64(R)
Portfolio turnover (%)                    16             48(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES I
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003        2002
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.31         $14.00         $12.73       $9.55      $11.63
Net investment income (loss)(H)               0.10           0.07           0.05        0.06        0.03
Net realized and unrealized gain (loss)
on investments                                3.43           1.29           1.27        3.14       (2.11)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.53           1.36           1.32        3.20       (2.08)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.06)         (0.05)         (0.05)      (0.02)          -(J)
From net realized gain                           -(J)           -              -           -           -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.06)         (0.05)         (0.05)      (0.02)          -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.78         $15.31         $14.00      $12.73       $9.55
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   23.12(L)(Y)     9.78(L)       10.38       33.58      (17.88)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $80            $54            $53         $52         $37
Ratio of net expenses to average net
assets (%)                                    0.91           0.99           1.01        1.05        1.07
Ratio of gross expenses to average net
assets (%)                                    0.91(P)        1.01(P)        1.01        1.05        1.07
Ratio of net investment income (loss) to
average net assets (%)                        0.58           0.47           0.36        0.58        0.31
Portfolio turnover (%)                          12             51(X)          12          25          34

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES II
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003       2002(A)
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.24         $13.93         $12.69       $9.54       $11.48
Net investment income (loss)(H)               0.06           0.04           0.02        0.04         0.03
Net realized and unrealized gain (loss)
on investments                                3.40           1.30           1.26        3.14        (1.97)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.46           1.34           1.28        3.18        (1.94)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.03)         (0.03)         (0.04)      (0.03)           -(J)
From net realized gain                           -(J)           -              -           -            -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.03)         (0.03)         (0.04)      (0.03)           -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.67         $15.24         $13.93      $12.69        $9.54
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   22.77(L)(Y)     9.62(L)       10.09       33.40       (16.90)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $62            $44            $43         $36          $12
Ratio of net expenses to average net
assets (%)                                    1.11           1.19           1.21        1.25         1.27(R)
Ratio of gross expenses to average net
assets (%)                                    1.11(P)        1.21(P)        1.21        1.25         1.27(R)
Ratio of net investment income (loss) to
average net assets (%)                        0.38           0.27           0.17        0.37         0.37(R)
Portfolio turnover (%)                          12             51(X)          12          25           34

                                              FINANCIAL SERVICES
                                           ------------------------
                                                  SERIES NAV
                                           ------------------------
                                                 PERIOD ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                             2006          2005(A)
                                           ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $15.31         $13.32
Net investment income (loss)(H)                0.10           0.05
Net realized and unrealized gain (loss)
on investments                                 3.43           1.94
                                           ---------      ---------
Total from investment operations               3.53           1.99
                                           ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.07)             -
From net realized gain                            -(J)           -
                                           ---------      ---------
                                              (0.07)             -
                                           ---------      ---------
NET ASSET VALUE, END OF PERIOD               $18.77         $15.31
                                           =========      =========
       TOTAL RETURN (%)(K)                    23.16(L)(Y)    14.94(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $55            $54
Ratio of net expenses to average net
assets (%)                                     0.86           0.88(R)
Ratio of gross expenses to average net
assets (%)                                     0.86(P)        0.92(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                         0.63           0.52(R)
Portfolio turnover (%)                           12             51(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                           FUNDAMENTAL VALUE
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003        2002
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.32         $14.14         $12.71       $9.82      $11.73
Net investment income (loss)(H)         0.13           0.12           0.10        0.08        0.07
Net realized and unrealized gain
(loss) on investments                   2.01           1.12           1.39        2.84       (1.97)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.14           1.24           1.49        2.92       (1.90)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)         (0.06)         (0.06)      (0.03)      (0.01)
From net realized gain                 (0.52)             -              -           -           -
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.64)         (0.06)         (0.06)      (0.03)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.82         $15.32         $14.14      $12.71       $9.82
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)             14.51(L)        8.84(L)       11.80       29.83      (16.20)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $204           $202           $429        $355        $269
Ratio of net expenses to average
net assets (%)                          0.86           0.90           0.94        0.97        0.98
Ratio of gross expenses to average
net assets (%)                          0.86(P)        0.92(P)        0.94        0.97        0.98
Ratio of net investment income
(loss) to average net assets (%)        0.86           0.84           0.74        0.78        0.71
Portfolio turnover (%)                    18             36              6          12          19

                                                           FUNDAMENTAL VALUE
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003       2002(A)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.26         $14.07         $12.68       $9.82       $11.48
Net investment income (loss)(H)         0.10           0.09           0.07        0.06         0.07
Net realized and unrealized gain
(loss) on investments                   2.00           1.13           1.38        2.83        (1.72)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.10           1.22           1.45        2.89        (1.65)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)         (0.03)         (0.06)      (0.03)       (0.01)
From net realized gain                 (0.52)             -              -           -            -
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.62)         (0.03)         (0.06)      (0.03)       (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.74         $15.26         $14.07      $12.68        $9.82
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)             14.24(L)        8.70(L)       11.44       29.57       (14.46)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $391           $270           $386        $203          $65
Ratio of net expenses to average
net assets (%)                          1.06           1.10           1.14        1.17         1.18(R)
Ratio of gross expenses to average
net assets (%)                          1.06(P)        1.12(P)        1.14        1.17         1.18(R)
Ratio of net investment income
(loss) to average net assets (%)        0.66           0.63           0.56        0.59         0.75(R)
Portfolio turnover (%)                    18             36              6          12           19

                                          FUNDAMENTAL
                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.29         $14.37
Net investment income (loss)(H)         0.14           0.13
Net realized and unrealized gain
(loss) on investments                   2.01           0.89
                                    ---------      ---------
Total from investment operations        2.15           1.02
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.14)         (0.10)
From net realized gain                 (0.52)             -
                                    ---------      ---------
                                       (0.66)         (0.10)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $16.78         $15.29
                                    =========      =========
       TOTAL RETURN (%)(K)             14.56(L)        7.14(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $612           $482
Ratio of net expenses to average
net assets (%)                          0.81           0.82(R)
Ratio of gross expenses to average
net assets (%)                          0.81(P)        0.85(P)(R)
Ratio of net investment income
(loss) to average net assets (%)        0.91           1.08(R)
Portfolio turnover (%)                    18             36

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                                          GLOBAL
                                            ------------------------------------------------------------------
                                                                         SERIES I
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004           2003        2002
                                            ---------      ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.17         $14.79         $13.11         $10.39      $13.00
Net investment income (loss)(H)                 0.27           0.22           0.18           0.10        0.08
Net realized and unrealized gain (loss) on
investments                                     2.99           1.35           1.73           2.72       (2.54)
                                            ---------      ---------      ---------      ---------   ---------
Total from investment operations                3.26           1.57           1.91           2.82       (2.46)
                                            ---------      ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.23)         (0.19)         (0.23)         (0.10)      (0.15)
                                            ---------      ---------      ---------      ---------   ---------
                                               (0.23)         (0.19)         (0.23)         (0.10)      (0.15)
                                            ---------      ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.20         $16.17         $14.79         $13.11      $10.39
                                            =========      =========      =========      =========   =========
       TOTAL RETURN (%)(K)                     20.32(L)       10.72(L)       14.75(L)       27.46      (19.11)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $359           $344           $358           $363        $348
Ratio of net expenses to average net
assets (%)                                      0.99           1.00           1.00           1.05        1.04
Ratio of gross expenses to average net
assets (%)                                      1.01(P)        1.05(P)        1.05(P)        1.05        1.04
Ratio of net investment income (loss) to
average net assets (%)                          1.58           1.43           1.36           0.93        0.72
Portfolio turnover (%)                            27             24             39            149          92

                                                                          GLOBAL
                                            ------------------------------------------------------------------
                                                                        SERIES II
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004           2003       2002(A)
                                            ---------      ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.09         $14.73         $13.07         $10.39       $12.72
Net investment income (loss)(H)                 0.24           0.18           0.16           0.08         0.05
Net realized and unrealized gain (loss) on
investments                                     2.97           1.35           1.72           2.71        (2.23)
                                            ---------      ---------      ---------      ---------   ---------
Total from investment operations                3.21           1.53           1.88           2.79        (2.18)
                                            ---------      ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.20)         (0.17)         (0.22)         (0.11)       (0.15)
                                            ---------      ---------      ---------      ---------   ---------
                                               (0.20)         (0.17)         (0.22)         (0.11)       (0.15)
                                            ---------      ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.10         $16.09         $14.73         $13.07       $10.39
                                            =========      =========      =========      =========   =========
       TOTAL RETURN (%)(K)                     20.09(L)       10.50(L)       14.53(L)       27.23       (17.33)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $41            $36            $28            $20           $9
Ratio of net expenses to average net
assets (%)                                      1.19           1.19           1.20           1.25         1.24(R)
Ratio of gross expenses to average net
assets (%)                                      1.21(P)        1.25(P)        1.25(P)        1.25         1.24(R)
Ratio of net investment income (loss) to
average net assets (%)                          1.38           1.21           1.21           0.68         0.55(R)
Portfolio turnover (%)                            27             24             39            149           92

                                                   GLOBAL
                                            ---------------------
                                                 SERIES NAV
                                            ---------------------
                                                PERIOD ENDED
                                                DECEMBER 31,
                                            ---------------------
                                              2006       2005(A)
                                            ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.17      $14.36
Net investment income (loss)(H)                 0.27        0.11
Net realized and unrealized gain (loss) on
investments                                     3.00        1.70
                                            ---------   ---------
Total from investment operations                3.27        1.81
                                            ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.24)          -
                                            ---------   ---------
                                               (0.24)          -
                                            ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.20      $16.17
                                            =========   =========
       TOTAL RETURN (%)(K)(L)                  20.42       12.60(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2           -(N)
Ratio of net expenses to average net
assets (%)                                      0.96        0.91(R)
Ratio of gross expenses to average net
assets (%)(P)                                   0.96        0.97(R)
Ratio of net investment income (loss) to
average net assets (%)                          1.56        0.99(R)
Portfolio turnover (%)                            27          24

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                         GLOBAL ALLOCATION
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.38         $10.82       $9.70       $7.71      $10.04
Net investment income (loss)(H)         0.21           0.16        0.14        0.06        0.04
Net realized and unrealized gain
(loss) on investments                   1.31           0.50        1.08        1.97       (2.37)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.52           0.66        1.22        2.03       (2.33)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)         (0.10)      (0.10)      (0.04)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.12)         (0.10)      (0.10)      (0.04)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.78         $11.38      $10.82       $9.70       $7.71
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.50(L)        6.20       12.73       26.43      (23.21)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $94            $80        $110         $64         $57
Ratio of net expenses to average
net assets (%)                          1.02           1.09        1.10        1.22        1.18
Ratio of gross expenses to average
net assets (%)                          1.02(P)        1.09        1.10        1.22        1.18
Ratio of net investment income
(loss) to average net assets (%)        1.77           1.44        1.38        0.74        0.44
Portfolio turnover (%)                    90            129          76         147          18

                                                         GLOBAL ALLOCATION
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.32         $10.78       $9.68       $7.70        $9.91
Net investment income (loss)(H)         0.19           0.13        0.11        0.04         0.04
Net realized and unrealized gain
(loss) on investments                   1.30           0.50        1.09        1.99        (2.25)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.49           0.63        1.20        2.03        (2.21)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)         (0.09)      (0.10)      (0.05)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.10)         (0.09)      (0.10)      (0.05)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.71         $11.32      $10.78       $9.68        $7.70
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.28(L)        5.93       12.52       26.47       (22.30)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $199           $113         $93         $19           $5
Ratio of net expenses to average
net assets (%)                          1.22           1.29        1.30        1.42         1.38(R)
Ratio of gross expenses to average
net assets (%)                          1.22(P)        1.29        1.30        1.42         1.38(R)
Ratio of net investment income
(loss) to average net assets (%)        1.57           1.21        1.12        0.49         0.51(R)
Portfolio turnover (%)                    90            129          76         147           18

                                           GLOBAL
                                         ALLOCATION
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37      $10.87
Net investment income (loss)(H)         0.22        0.16
Net realized and unrealized gain
(loss) on investments                   1.31        0.46
                                    ---------   ---------
Total from investment operations        1.53        0.62
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.14)      (0.12)
                                    ---------   ---------
                                       (0.14)      (0.12)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.76      $11.37
                                    =========   =========
       TOTAL RETURN (%)(K)             13.58(L)     5.81(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $2           -(N)
Ratio of net expenses to average
net assets (%)                          0.97        0.94(R)
Ratio of gross expenses to average
net assets (%)                          0.97(P)     0.94(R)
Ratio of net investment income
(loss) to average net assets (%)        1.80        1.92(R)
Portfolio turnover (%)                    90         129

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(N)  Less than $500,000.
(R)  Annualized.

                                                                            GLOBAL BOND
                                                  ---------------------------------------------------------------
                                                                             SERIES I
                                                  ---------------------------------------------------------------
                                                                     PERIOD ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)     2002(D)
                                                  ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.37         $16.28         $15.34      $13.79       $11.48
Net investment income (loss)(H)                       0.53           0.44           0.32        0.44         0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.49)          1.21        1.62         1.91
                                                  ---------      ---------      ---------   ---------   ---------
Total from investment operations                      0.75          (1.05)          1.53        2.06         2.31
                                                  ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                               -          (0.73)         (0.59)      (0.51)           -
From net realized gain                               (0.19)         (0.13)             -           -            -
                                                  ---------      ---------      ---------   ---------   ---------
                                                     (0.19)         (0.86)         (0.59)      (0.51)           -
                                                  ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $14.93         $14.37         $16.28      $15.34       $13.79
                                                  =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                            5.27(L)(Y)    (6.66)         10.38       15.40        20.12
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $115           $132           $438        $195         $182
Ratio of net expenses to average net assets (%)       0.85(T)        0.86           0.85        0.91         0.92
Ratio of gross expenses to average net assets
(%)                                                   0.85(P)(T)     0.86           0.85        0.91         0.92
Ratio of net investment income (loss) to average
net assets (%)                                        3.61           2.89           2.13        3.10         3.23
Portfolio turnover (%)                                 204            327(X)         174         338          439

                                                                              GLOBAL BOND
                                                  --------------------------------------------------------------------
                                                                               SERIES II
                                                  --------------------------------------------------------------------

                                                                       PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)       2002(A)(D)
                                                  ---------      ---------      ---------   ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34         $16.20         $15.29      $13.77           $11.36
Net investment income (loss)(H)                       0.50           0.41           0.29        0.39             0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.47)          1.21        1.64             2.01
                                                  ---------      ---------      ---------   ---------      -----------
Total from investment operations                      0.72          (1.06)          1.50        2.03             2.41
                                                  ---------      ---------      ---------   ---------      -----------
LESS DISTRIBUTIONS
From net investment income                               -          (0.67)         (0.59)      (0.51)               -
From net realized gain                               (0.19)         (0.13)             -           -                -
                                                  ---------      ---------      ---------   ---------      -----------
                                                     (0.19)         (0.80)         (0.59)      (0.51)               -
                                                  ---------      ---------      ---------   ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $14.87         $14.34         $16.20      $15.29           $13.77
                                                  =========      =========      =========   =========      ===========
       TOTAL RETURN (%)(K)                            5.07(L)(Y)    (6.77)         10.21       15.25            21.21(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $200           $143           $368         $64              $22
Ratio of net expenses to average net assets (%)       1.05(T)        1.06           1.05        1.11             1.12(R)
Ratio of gross expenses to average net assets
(%)                                                   1.05(P)(T)     1.06           1.05        1.11             1.12(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.44           2.67           1.93        2.74             3.30(R)
Portfolio turnover (%)                                 204            327(X)         174         338              439

                                                        GLOBAL BOND
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34          $16.11
Net investment income (loss)(H)                       0.54            0.40
Net realized and unrealized gain (loss) on
investments                                           0.22           (1.26)
                                                  ---------      ---------
Total from investment operations                      0.76           (0.86)
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                               -           (0.78)
From net realized gain                               (0.19)          (0.13)
                                                  ---------      ---------
                                                     (0.19)          (0.91)
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $14.91          $14.34
                                                  =========      =========
       TOTAL RETURN (%)(K)                            5.35(L)(Y)     (5.58)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $733            $520
Ratio of net expenses to average net assets (%)       0.80(T)         0.80(R)
Ratio of gross expenses to average net assets
(%)                                                   0.80(P)(T)      0.80(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.69            3.16(R)
Portfolio turnover (%)                                 204             327(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03; and increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(T) Includes interest expense on securities sold short, the ratio is less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003        2002
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.97      $15.44         $13.39       $9.83      $13.54
Net investment income (loss)(H)         (0.12)      (0.13)         (0.12)      (0.10)      (0.08)
Net realized and unrealized gain
(loss) on investments                    1.35        1.81           2.17        3.66       (3.60)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.23        1.68           2.05        3.56       (3.68)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.71      $15.97         $15.44      $13.39       $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.51       12.50          15.31       36.22      (27.24)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $133        $132           $121        $101         $62
Ratio of net expenses to average
net assets (%)                           1.16        1.19           1.18        1.21        1.23
Ratio of gross expenses to average
net assets (%)(P)                        1.19        1.22           1.21        1.23        1.25
Ratio of net investment income
(loss) to average net assets (%)        (0.77)      (0.89)         (0.84)      (0.82)      (0.74)
Portfolio turnover (%)                     52          67(X)          48          44          55

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003       2002(A)
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.86      $15.37         $13.36       $9.83       $12.90
Net investment income (loss)(H)         (0.15)      (0.16)         (0.15)      (0.12)       (0.09)
Net realized and unrealized gain
(loss) on investments                    1.34        1.80           2.16        3.65        (2.95)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.19        1.64           2.01        3.53        (3.04)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.56      $15.86         $15.37      $13.36        $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.30       12.28          15.04       35.91       (23.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81         $85            $78         $54          $16
Ratio of net expenses to average
net assets (%)                           1.36        1.39           1.38        1.41         1.43(R)
Ratio of gross expenses to average
net assets (%)(P)                        1.39        1.42           1.41        1.43         1.45(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.97)      (1.09)         (1.04)      (1.04)       (1.02)(R)
Portfolio turnover (%)                     52          67(X)          48          44           55

                                           HEALTH
                                          SCIENCES
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.98      $12.99
Net investment income (loss)(H)        (0.11)      (0.08)
Net realized and unrealized gain
(loss) on investments                   1.34        3.07
                                    ---------   ---------
Total from investment operations        1.23        2.99
                                    ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                 (1.49)          -
                                    ---------   ---------
                                       (1.49)          -
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.72      $15.98
                                    =========   =========
       TOTAL RETURN (%)(K)(L)           8.50       23.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $30         $29
Ratio of net expenses to average
net assets (%)                          1.11        1.12(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.14        1.15(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.72)      (0.81)(R)
Portfolio turnover (%)                    52          67(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.32         $10.51          $9.95       $8.50       $9.88
Net investment income (loss)(H)                 0.77           0.76           0.72        0.69        0.75
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.40)          0.33        1.28       (1.37)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.02           0.36           1.05        1.97       (0.62)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.66         $10.32         $10.51       $9.95       $8.50
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.37(L)(Y)     3.70          11.06       24.15       (6.65)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $154           $179           $755        $621        $337
Ratio of net expenses to average net
assets (%)                                      0.76           0.78           0.80        0.82        0.84
Ratio of gross expenses to average net
assets (%)                                      0.76(P)        0.78           0.80        0.82        0.84
Ratio of net investment income (loss) to
average net assets (%)                          7.53           7.41           7.28        7.56        8.55
Portfolio turnover (%)                            90             92(X)          69          75          53

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.35         $10.45          $9.91       $8.49        $9.95
Net investment income (loss)(H)                 0.75           0.74           0.69        0.68         0.47
Net realized and unrealized gain (loss) on
investments                                     0.26          (0.39)          0.34        1.27        (1.17)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.01           0.35           1.03        1.95        (0.70)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.70         $10.35         $10.45       $9.91        $8.49
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.24(L)(Y)     3.56          10.85       23.91        (7.42)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $101           $109           $691        $296          $50
Ratio of net expenses to average net
assets (%)                                      0.96           0.98           1.00        1.02         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.96(P)        0.98           1.00        1.02         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.33           7.13           6.99        7.38         6.18(R)
Portfolio turnover (%)                            90             92(X)          69          75           53

                                                   HIGH YIELD
                                            ------------------------
                                                   SERIES NAV
                                            ------------------------
                                                  PERIOD ENDED
                                                  DECEMBER 31,
                                            ------------------------
                                              2006          2005(A)
                                            ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.29         $10.63
Net investment income (loss)(H)                 0.77           0.64
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.38)
                                            ---------      ---------
Total from investment operations                1.02           0.26
                                            ---------      ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.60)
                                            ---------      ---------
                                               (0.68)         (0.60)
                                            ---------      ---------
NET ASSET VALUE, END OF PERIOD                $10.63         $10.29
                                            =========      =========
       TOTAL RETURN (%)(K)                     10.46(L)(Y)     2.70(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,526         $1,349
Ratio of net expenses to average net
assets (%)                                      0.71           0.72(R)
Ratio of gross expenses to average net
assets (%)                                      0.71(P)        0.72(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.57           7.58(R)
Portfolio turnover (%)                            90             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                            INCOME & VALUE
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003        2002
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37         $10.99      $10.35          $8.36      $10.13
Net investment income (loss)(H)         0.23           0.18        0.16           0.13        0.17
Net realized and unrealized gain
(loss) on investments                   0.74           0.38        0.62           2.04       (1.76)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        0.97           0.56        0.78           2.17       (1.59)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.23)         (0.18)      (0.14)         (0.18)      (0.18)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.23)         (0.18)      (0.14)         (0.18)      (0.18)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.11         $11.37      $10.99         $10.35       $8.36
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)              8.66(L)        5.22        7.64          26.48      (15.93)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $483           $525        $629           $522        $449
Ratio of net expenses to average
net assets (%)                          0.91           0.90        0.88(T)        0.87        0.88
Ratio of gross expenses to average
net assets (%)                          0.91(P)        0.90        0.88(T)        0.87        0.88
Ratio of net investment income
(loss) to average net assets (%)        1.94           1.70        1.53           1.45        1.90
Portfolio turnover (%)                    62             54          83(X)          91          61

                                                            INCOME & VALUE
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003       2002(A)
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.30         $10.93      $10.31          $8.35       $10.01
Net investment income (loss)(H)         0.20           0.16        0.14           0.11         0.12
Net realized and unrealized gain
(loss) on investments                   0.74           0.37        0.62           2.04        (1.60)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        0.94           0.53        0.76           2.15        (1.48)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.21)         (0.16)      (0.14)         (0.19)       (0.18)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.21)         (0.16)      (0.14)         (0.19)       (0.18)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.03         $11.30      $10.93         $10.31        $8.35
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)              8.42(L)        4.98        7.42          26.29       (15.02)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $102           $110        $126            $81          $23
Ratio of net expenses to average
net assets (%)                          1.11           1.10        1.08(T)        1.07         1.08(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.10        1.08(T)        1.07         1.08(R)
Ratio of net investment income
(loss) to average net assets (%)        1.74           1.50        1.32           1.19         1.55(R)
Portfolio turnover (%)                    62             54          83(X)          91           61

                                         INCOME & VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37         $10.44
Net investment income (loss)(H)         0.23           0.13
Net realized and unrealized gain
(loss) on investments                   0.75           0.80
                                    ---------      ---------
Total from investment operations        0.98           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.23)             -
                                    ---------      ---------
                                       (0.23)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $12.12         $11.37
                                    =========      =========
       TOTAL RETURN (%)(K)              8.78(L)        8.91(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $2             $1
Ratio of net expenses to average
net assets (%)                          0.86           0.87(R)
Ratio of gross expenses to average
net assets (%)                          0.86(P)        0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        2.00           1.70(R)
Portfolio turnover (%)                    62             54

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II.
(X)  Excludes merger activity.

                                                                             500 INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006           2005(F)        2004(G)    2003(E)(G)    2002(G)
                                                  ---------       ---------      ---------   ----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.87          $15.42         $14.18       $11.36       $14.85
Net investment income (loss)                          0.29(H)         0.25(H)        0.27         0.20         0.16
Net realized and unrealized gain (loss) on
investments                                           2.16            0.46           1.23         3.00        (3.48)
                                                  ---------       ---------      ---------   ----------   ---------
Total from investment operations                      2.45            0.71           1.50         3.20        (3.32)
                                                  ---------       ---------      ---------   ----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.19)          (0.07)         (0.26)       (0.37)       (0.11)
From net realized gain                                   -           (0.19)             -            -        (0.06)
From capital paid-in                                     -               -              -        (0.01)           -
                                                  ---------       ---------      ---------   ----------   ---------
                                                     (0.19)          (0.26)         (0.26)       (0.38)       (0.17)
                                                  ---------       ---------      ---------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                      $18.13          $15.87         $15.42       $14.18       $11.36
                                                  =========       =========      =========   ==========   =========
       TOTAL RETURN (%)(K)                           15.56(L)(Y)      4.65(L)       10.70        28.42       (22.31)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1,160          $1,110           $842         $682         $466
Ratio of net expenses to average net assets (%)       0.25            0.24           0.22         0.21         0.23
Ratio of gross expenses to average net assets
(%)                                                   0.49(P)         0.43(P)        0.22         0.21         0.23
Ratio of net investment income (loss) to average
net assets (%)                                        1.72            1.65           1.85         1.59         1.39
Portfolio turnover (%)                                   6              13(X)          14            5           11

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                        INDEX
                                      ALLOCATION
                                    --------------
                                      SERIES II
                                    --------------
                                     PERIOD ENDED
                                     DECEMBER 31,
                                    --------------
                                       2006(A)
                                    --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                     $12.50
Net investment income (loss)(H)(V)           0.28
Net realized and unrealized gain
(loss) on investments                        0.89
                                    --------------
Total from investment operations             1.17
                                    --------------
LESS DISTRIBUTIONS
From net investment income                  (0.19)
From net realized gain                      (0.10)
From capital paid-in                        (0.01)
                                    --------------
                                            (0.30)
                                    --------------
NET ASSET VALUE, END OF PERIOD             $13.37
                                    ==============
       TOTAL RETURN (%)(K)                   9.50(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $109
Ratio of net expenses to average
net assets (%)(Q)                            0.27(R)
Ratio of gross expenses to average
net assets (%)(Q)                            0.39(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                       2.41(R)
Portfolio turnover (%)                          3(M)

(A)  Series II shares began operation on 2-10-06.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                         INTERNATIONAL CORE
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.78         $11.11       $9.69       $7.48       $9.59
Net investment income (loss)(H)         0.28           0.12        0.12        0.08        0.07
Net realized and unrealized gain
(loss) on investments                   2.79           1.64        1.38        2.17       (2.14)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.07           1.76        1.50        2.25       (2.07)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.08)         (0.09)      (0.08)      (0.04)      (0.04)
From net realized gain                 (0.61)             -           -           -           -
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.69)         (0.09)      (0.08)      (0.04)      (0.04)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.16         $12.78      $11.11       $9.69       $7.48
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             24.69(L)       15.94       15.59       30.27      (21.69)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $141           $134        $366        $289        $247
Ratio of net expenses to average
net assets (%)                          1.04           1.19        1.16        1.17        1.17
Ratio of gross expenses to average
net assets (%)                          1.04(P)        1.19        1.16        1.17        1.18(P)
Ratio of net investment income
(loss) to average net assets (%)        2.01           1.03        1.18        1.07        0.77
Portfolio turnover (%)                    39            147          76         159          78

                                                         INTERNATIONAL CORE
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.82         $11.08       $9.68       $7.48        $9.92
Net investment income (loss)(H)         0.24           0.01        0.10        0.05        (0.01)
Net realized and unrealized gain
(loss) on investments                   2.82           1.73        1.38        2.20        (2.39)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.06           1.74        1.48        2.25        (2.40)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.06)             -       (0.08)      (0.05)       (0.04)
From net realized gain                 (0.61)             -           -           -            -
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.67)             -       (0.08)      (0.05)       (0.04)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.21         $12.82      $11.08       $9.68        $7.48
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             24.54(L)       15.70       15.35       30.26       (24.29)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $46            $33        $253        $100          $33
Ratio of net expenses to average
net assets (%)                          1.24           1.36        1.36        1.37         1.37(R)
Ratio of gross expenses to average
net assets (%)                          1.24(P)        1.36        1.36        1.37         1.38(P)(R)
Ratio of net investment income
(loss) to average net assets (%)        1.76           0.05        0.99        0.65        (0.20)(R)
Portfolio turnover (%)                    39            147          76         159           78

                                         INTERNATIONAL
                                              CORE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.76         $11.44
Net investment income (loss)(H)         0.27           0.17
Net realized and unrealized gain
(loss) on investments                   2.80           1.27
                                    ---------      ---------
Total from investment operations        3.07           1.44
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.08)         (0.12)
From net realized gain                 (0.61)             -
                                    ---------      ---------
                                       (0.69)         (0.12)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $15.14         $12.76
                                    =========      =========
       TOTAL RETURN (%)(K)             24.73(L)       12.78(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,160           $702
Ratio of net expenses to average
net assets (%)                          0.99           1.19(R)
Ratio of gross expenses to average
net assets (%)                          0.99(P)        1.19(R)
Ratio of net investment income
(loss) to average net assets (%)        1.95           1.72(R)
Portfolio turnover (%)                    39            147

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                                    INTERNATIONAL EQUITY INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006          2005(F)        2004(G)    2003(E)(G)     2002(G)
                                                  ---------      ---------      ---------   -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $16.99         $16.25         $13.82        $10.05       $12.07
Net investment income (loss)                          0.47(H)        0.33(H)        0.31          0.24         0.21
Net realized and unrealized gain (loss) on
investments                                           4.14           2.05           2.44          3.91        (2.02)
                                                  ---------      ---------      ---------   -----------   ---------
Total from investment operations                      4.61           2.38           2.75          4.15        (1.81)
                                                  ---------      ---------      ---------   -----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.16)         (0.20)         (0.32)        (0.34)       (0.21)
From net realized gain                               (0.16)         (1.44)             -             -            -
From capital paid-in                                     -              -              -         (0.04)           -
                                                  ---------      ---------      ---------   -----------   ---------
                                                     (0.32)         (1.64)         (0.32)        (0.38)       (0.21)
                                                  ---------      ---------      ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                      $21.28         $16.99         $16.25        $13.82       $10.05
                                                  =========      =========      =========   ===========   =========
       TOTAL RETURN (%)(K)(L)                        27.41(Y)       16.56          20.24         41.99       (15.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $425           $418           $200          $159          $99
Ratio of net expenses to average net assets (%)       0.34           0.34           0.30          0.27         0.28
Ratio of gross expenses to average net assets
(%)(P)                                                0.57           0.61           0.38          0.42         0.46
Ratio of net investment income (loss) to average
net assets (%)                                        2.48           2.56           2.13          2.13         1.85
Portfolio turnover (%)                                  20              9             20            38           18

(E)  Certain amounts have been reclassified to permit comparison.
(F) The financial highlights for the year ended 12-31-05 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See Note 1 of the financial statements.
(G)  Audited by previous auditors.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.

                                                                   INTERNATIONAL OPPORTUNITIES
                                                  --------------------------------------------------------------
                                                            SERIES I                         SERIES II
                                                  ----------------------------      ----------------------------
                                                   PERIOD ENDED DECEMBER 31,         PERIOD ENDED DECEMBER 31,
                                                  ----------------------------      ----------------------------
                                                     2006            2005(A)           2006            2005(A)
                                                  -----------      -----------      -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.53           $12.50           $15.51           $12.50
Net investment income (loss)(H)                         0.12             0.02             0.07             0.03
Net realized and unrealized gain (loss) on
investments                                             3.47             3.01             3.53             2.98
                                                  -----------      -----------      -----------      -----------
Total from investment operations                        3.59             3.03             3.60             3.01
                                                  -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.10)               -            (0.07)               -
From net realized gain                                 (0.87)               -            (0.87)               -
                                                  -----------      -----------      -----------      -----------
                                                       (0.97)               -            (0.94)               -
                                                  -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $18.15           $15.53           $18.17           $15.51
                                                  ===========      ===========      ===========      ===========
       TOTAL RETURN (%)(K)                             23.83(L)         24.24(M)         23.90(L)         24.08(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $6                -(N)           $44              $13
Ratio of net expenses to average net assets (%)         1.07             1.19(R)          1.25             1.42(R)
Ratio of gross expenses to average net assets
(%)                                                     1.07(P)          1.19(R)          1.25(P)          1.42(R)
Ratio of net investment income (loss) to average
net assets (%)                                          0.74             0.22(R)          0.43             0.25(R)
Portfolio turnover (%)                                   102              101(M)           102              101(M)

                                                  INTERNATIONAL OPPORTUNITIES
                                                  ----------------------------
                                                           SERIES NAV
                                                  ----------------------------
                                                   PERIOD ENDED DECEMBER 31,
                                                  ----------------------------
                                                     2006            2005(A)
                                                  -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.54            $12.50
Net investment income (loss)(H)                         0.11              0.14
Net realized and unrealized gain (loss) on
investments                                             3.50              2.90
                                                  -----------      -----------
Total from investment operations                        3.61              3.04
                                                  -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.11)                -
From net realized gain                                 (0.87)                -
                                                  -----------      -----------
                                                       (0.98)                -
                                                  -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $18.17            $15.54
                                                  ===========      ===========
       TOTAL RETURN (%)(K)                             23.96(L)          24.32(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $666              $332
Ratio of net expenses to average net assets (%)         1.00              1.11(R)
Ratio of gross expenses to average net assets
(%)                                                     1.00(P)           1.11(R)
Ratio of net investment income (loss) to average
net assets (%)                                          0.66              1.48(R)
Portfolio turnover (%)                                   102               101(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

                                                       INTERNATIONAL SMALL CAP
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $19.29         $17.63      $14.56       $9.41      $11.30
Net investment income (loss)(H)          0.31           0.23        0.22        0.08       (0.04)
Net realized and unrealized gain
(loss) on investments                    4.93           1.59        2.87        5.07       (1.85)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         5.24           1.82        3.09        5.15       (1.89)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.23)         (0.16)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.23)         (0.16)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.30         $19.29      $17.63      $14.56       $9.41
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              27.34(L)       10.39       21.23       54.73      (16.73)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $156           $139        $309        $246        $100
Ratio of net expenses to average
net assets (%)                           1.16           1.22        1.24        1.32        1.57
Ratio of gross expenses to average
net assets (%)                           1.16(P)        1.22        1.24        1.32        1.57
Ratio of net investment income
(loss) to average net assets (%)         1.45           1.31        1.44        0.66       (0.40)
Portfolio turnover (%)                     41             47          32         140         501

                                                       INTERNATIONAL SMALL CAP
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $19.31         $17.58      $14.54       $9.41       $11.35
Net investment income (loss)(H)          0.27           0.15        0.17        0.05        (0.07)
Net realized and unrealized gain
(loss) on investments                    4.97           1.62        2.89        5.08        (1.87)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         5.24           1.77        3.06        5.13        (1.94)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.20)         (0.04)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.20)         (0.04)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.35         $19.31      $17.58      $14.54        $9.41
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              27.29(L)       10.10       21.03       54.42       (17.09)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $59            $47        $187         $74           $5
Ratio of net expenses to average
net assets (%)                           1.36           1.41        1.44        1.52         1.77(R)
Ratio of gross expenses to average
net assets (%)                           1.36(P)        1.41        1.44        1.52         1.77(R)
Ratio of net investment income
(loss) to average net assets (%)         1.28           0.83        1.10        0.41        (0.73)(R)
Portfolio turnover (%)                     41             47          32         140          501

                                         INTERNATIONAL
                                           SMALL CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $19.25         $18.52
Net investment income (loss)(H)         0.30           0.23
Net realized and unrealized gain
(loss) on investments                   4.95           0.70
                                    ---------      ---------
Total from investment operations        5.25           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.24)         (0.20)
                                    ---------      ---------
                                       (0.24)         (0.20)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $24.26         $19.25
                                    =========      =========
       TOTAL RETURN (%)(K)             27.46(L)        5.11(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $413           $381
Ratio of net expenses to average
net assets (%)                          1.11           1.16(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.16(R)
Ratio of net investment income
(loss) to average net assets (%)        1.38           1.52(R)
Portfolio turnover (%)                    41             47

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                                 INTERNATIONAL VALUE
                                        ---------------------------------------------------------------------
                                                                      SERIES I
                                        ---------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------
                                          2006           2005           2004           2003           2002
                                        ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $15.99         $14.80         $12.33          $8.60         $10.54
Net investment income (loss)(H)             0.46           0.33           0.21           0.21           0.14
Net realized and unrealized gain
(loss) on investments                       4.05           1.20           2.42           3.60          (2.01)
                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations            4.51           1.53           2.63           3.81          (1.87)
                                        ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                 (0.33)         (0.15)         (0.16)         (0.08)         (0.07)
From net realized gain                     (0.79)         (0.19)             -              -              -
                                        ---------      ---------      ---------      ---------      ---------
                                           (1.12)         (0.34)         (0.16)         (0.08)         (0.07)
                                        ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD            $19.38         $15.99         $14.80         $12.33          $8.60
                                        =========      =========      =========      =========      =========
       TOTAL RETURN (%)(K)                 29.59(L)       10.54(L)       21.54(L)       44.86(L)      (17.84)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $453           $404           $462           $267           $229
Ratio of net expenses to average net
assets (%)                                  0.97           1.02           1.00           1.12           1.12
Ratio of gross expenses to average net
assets (%)                                  0.98(P)        1.06(P)        1.07(P)        1.13(P)        1.12
Ratio of net investment income (loss)
to average net assets (%)                   2.67           2.23           1.64           2.18           1.45
Portfolio turnover (%)                        38             76(X)          29             51             26

                                                                 INTERNATIONAL VALUE
                                        ---------------------------------------------------------------------
                                                                      SERIES II
                                        ---------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------
                                          2006           2005           2004           2003          2002(A)
                                        ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $15.94         $14.74         $12.29          $8.60          $10.31
Net investment income (loss)(H)             0.42           0.27           0.19           0.18            0.01
Net realized and unrealized gain
(loss) on investments                       4.03           1.22           2.41           3.60           (1.65)
                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations            4.45           1.49           2.60           3.78           (1.64)
                                        ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                 (0.30)         (0.10)         (0.15)         (0.09)          (0.07)
From net realized gain                     (0.79)         (0.19)             -              -               -
                                        ---------      ---------      ---------      ---------      ---------
                                           (1.09)         (0.29)         (0.15)         (0.09)          (0.07)
                                        ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD            $19.30         $15.94         $14.74         $12.29           $8.60
                                        =========      =========      =========      =========      =========
       TOTAL RETURN (%)(K)                 29.27(L)       10.31(L)       21.37(L)       44.52(L)       (16.00)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $252           $213           $371           $138             $50
Ratio of net expenses to average net
assets (%)                                  1.17           1.22           1.20           1.32            1.32(R)
Ratio of gross expenses to average net
assets (%)                                  1.18(P)        1.26(P)        1.27(P)        1.33(P)         1.32(R)
Ratio of net investment income (loss)
to average net assets (%)                   2.46           1.80           1.50           1.78            0.09(R)
Portfolio turnover (%)                        38             76(X)          29             51              26

                                                INTERNATIONAL
                                                    VALUE
                                            ---------------------
                                                 SERIES NAV
                                            ---------------------
                                                PERIOD ENDED
                                                DECEMBER 31,
                                            ---------------------
                                              2006       2005(A)
                                            ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.94      $15.29
Net investment income (loss)(H)                 0.46        0.34
Net realized and unrealized gain (loss) on
investments                                     4.04        0.68
                                            ---------   ---------
Total from investment operations                4.50        1.02
                                            ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.34)      (0.18)
From net realized gain                         (0.79)      (0.19)
                                            ---------   ---------
                                               (1.13)      (0.37)
                                            ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.31      $15.94
                                            =========   =========
       TOTAL RETURN (%)(K)(L)                  29.61        6.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $921        $682
Ratio of net expenses to average net
assets (%)                                      0.92        0.97(R)
Ratio of gross expenses to average net
assets (%)(P)                                   0.93        1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                          2.67        2.65(R)
Portfolio turnover (%)                            38          76(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

                                                       INVESTMENT QUALITY BOND
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.98         $12.41      $12.58      $12.33      $11.85
Net investment income (loss)(H)          0.55           0.61        0.61        0.61        0.67
Net realized and unrealized gain
(loss) on investments                   (0.16)         (0.34)      (0.03)       0.26        0.45
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.39           0.27        0.58        0.87        1.12
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.71)         (0.70)      (0.75)      (0.62)      (0.64)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.71)         (0.70)      (0.75)      (0.62)      (0.64)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $11.66         $11.98      $12.41      $12.58      $12.33
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.57(L)        2.26        4.81        7.32        9.94
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $183           $227        $362        $399        $469
Ratio of net expenses to average
net assets (%)                           0.72           0.74        0.74        0.75        0.74
Ratio of gross expenses to average
net assets (%)                           0.72(P)        0.74        0.74        0.75        0.74
Ratio of net investment income
(loss) to average net assets (%)         4.79           5.08        4.94        4.93        5.71
Portfolio turnover (%)                     28             30          23          59          46

                                                       INVESTMENT QUALITY BOND
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.96         $12.37      $12.55      $12.32       $11.94
Net investment income (loss)(H)          0.53           0.59        0.57        0.57         0.56
Net realized and unrealized gain
(loss) on investments                   (0.16)         (0.35)      (0.01)       0.29         0.46
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.37           0.24        0.56        0.86         1.02
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.69)         (0.65)      (0.74)      (0.63)       (0.64)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.69)         (0.65)      (0.74)      (0.63)       (0.64)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $11.64         $11.96      $12.37      $12.55       $12.32
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.36(L)        2.03        4.65        7.24         9.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $143            $90        $110         $85          $38
Ratio of net expenses to average
net assets (%)                           0.92           0.94        0.94        0.95         0.94(R)
Ratio of gross expenses to average
net assets (%)                           0.92(P)        0.94        0.94        0.95         0.94(R)
Ratio of net investment income
(loss) to average net assets (%)         4.60            4.9        4.67        4.64         5.07(R)
Portfolio turnover (%)                     28             30          23          59           46

                                           INVESTMENT
                                          QUALITY BOND
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.97         $12.45
Net investment income (loss)(H)         0.55           0.52
Net realized and unrealized gain
(loss) on investments                  (0.15)         (0.28)
                                    ---------      ---------
Total from investment operations        0.40           0.24
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.72)         (0.72)
                                    ---------      ---------
                                       (0.72)         (0.72)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $11.65         $11.97
                                    =========      =========
       TOTAL RETURN (%)(K)              3.65(L)        2.06(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $96            $59
Ratio of net expenses to average
net assets (%)                          0.67           0.67(R)
Ratio of gross expenses to average
net assets (%)                          0.67(P)        0.67(R)
Ratio of net investment income
(loss) to average net assets (%)        4.82           5.14(R)
Portfolio turnover (%)                    28             30

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

                                                                 LIFESTYLE AGGRESSIVE
                                           ----------------------------------------------------------------
                                                                       SERIES I
                                           ----------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------------------------------
                                             2006         2005           2004        2003           2002
                                           ---------    ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.46       $12.59         $10.93       $8.14         $10.34
Net investment income (loss)(V)                0.06(H)      0.06(H)        0.04        0.02           0.04
Net realized and unrealized gain (loss)
on investments                                 1.71         1.23           1.70        2.81          (2.16)
                                           ---------    ---------      ---------   ---------      ---------
Total from investment operations               1.77         1.29           1.74        2.83          (2.12)
                                           ---------    ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.09)       (0.07)         (0.04)      (0.02)         (0.04)
From net realized gain                        (3.87)       (0.35)         (0.04)          -              -
From capital paid-in                              -            -              -       (0.02)         (0.04)
                                           ---------    ---------      ---------   ---------      ---------
                                              (3.96)       (0.42)         (0.08)      (0.04)         (0.08)
                                           ---------    ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD               $11.27       $13.46         $12.59      $10.93          $8.14
                                           =========    =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    15.46        10.64          16.06       34.91(L)      (20.71)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $251         $210           $486        $328           $186
Ratio of net expenses to average net
assets (%)(Q)                                  0.11         0.12           0.07        0.07           0.07
Ratio of gross expenses to average net
assets (%)(Q)                                  0.11         0.12           0.07        0.08(P)        0.10(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                      0.52         0.51           0.31        0.23           0.33
Portfolio turnover (%)                           32          112             57          53             90

                                                                  LIFESTYLE AGGRESSIVE
                                           ------------------------------------------------------------------
                                                                       SERIES II
                                           ------------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             2006           2005           2004        2003          2002(A)
                                           ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.44         $12.59         $10.93       $8.14          $10.09
Net investment income (loss)(V)                0.04(H)        0.03(H)        0.04        0.02            0.04
Net realized and unrealized gain (loss)
on investments                                 1.69           1.24           1.70        2.81           (1.91)
                                           ---------      ---------      ---------   ---------      ---------
Total from investment operations               1.73           1.27           1.74        2.83           (1.87)
                                           ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.09)         (0.07)         (0.04)      (0.02)          (0.04)
From net realized gain                        (3.86)         (0.35)         (0.04)          -               -
From capital paid-in                              -              -              -       (0.02)          (0.04)
                                           ---------      ---------      ---------   ---------      ---------
                                              (3.95)         (0.42)         (0.08)      (0.04)          (0.08)
                                           ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD               $11.22         $13.44         $12.59      $10.93           $8.14
                                           =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    15.19          10.47          16.06       34.91(L)       (18.74)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $367           $331           $294        $158             $27
Ratio of net expenses to average net
assets (%)(Q)                                  0.31           0.29           0.07        0.07            0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                  0.31           0.29           0.07        0.08(P)         0.10(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                      0.32           0.26           0.30        0.11           (0.05)(R)
Portfolio turnover (%)                           32            112             57          53              90

                                                     LIFESTYLE
                                                    AGGRESSIVE
                                               ---------------------
                                                    SERIES NAV
                                               ---------------------
                                                   PERIOD ENDED
                                                   DECEMBER 31,
                                               ---------------------
                                                 2006       2005(A)
                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $13.47      $11.61
Net investment income (loss)(H)(V)                 0.03       (0.01)
Net realized and unrealized gain (loss) on
investments                                        1.74        1.87
                                               ---------   ---------
Total from investment operations                   1.77        1.86
                                               ---------   ---------
LESS DISTRIBUTIONS
From net investment income                        (0.09)          -(J)
From net realized gain                            (3.87)          -(J)
                                               ---------   ---------
                                                  (3.96)          -(J)
                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                   $11.28      $13.47
                                               =========   =========
       TOTAL RETURN (%)(K)                        15.48       16.03(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $19          $2
Ratio of net expenses to average net assets
(%)(Q)                                             0.06        0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                      0.06        0.07(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                          0.29       (0.06)(R)
Portfolio turnover (%)                               32         112

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                                  LIFESTYLE BALANCED
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $13.91         $13.79         $12.43      $10.30      $11.82
Net investment income (loss)(V)                 0.26(H)        0.27(H)        0.24        0.19        0.29
Net realized and unrealized gain (loss) on
investments                                     1.36           0.62           1.40        2.22       (1.43)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.62           0.89           1.64        2.41       (1.14)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.25)         (0.28)         (0.24)      (0.19)      (0.29)
From net realized gain                         (1.40)         (0.49)         (0.04)      (0.05)      (0.04)
From capital paid-in                           (0.04)             -              -       (0.04)      (0.05)
                                            ---------      ---------      ---------   ---------   ---------
                                               (1.69)         (0.77)         (0.28)      (0.28)      (0.38)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $13.84         $13.91         $13.79      $12.43      $10.30
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     12.73           6.88          13.49       23.97       (9.95)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,132         $1,031         $1,846      $1,331        $860
Ratio of expenses to average net assets
(%)(Q)                                          0.10           0.12           0.07        0.07        0.07
Ratio of adjusted expenses to average net
assets (%)(Q)                                   0.10           0.12           0.07        0.07        0.09(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                       1.96           2.08           1.75        1.59        2.48
Portfolio turnover (%)                            19             99             51          55         114

                                                                    LIFESTYLE BALANCED
                                            ------------------------------------------------------------------
                                                                        SERIES II
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004        2003          2002(A)
                                            ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $13.89         $13.78         $12.43      $10.30          $11.72
Net investment income (loss)(V)                 0.21(H)        0.18(H)        0.24        0.19            0.29
Net realized and unrealized gain (loss) on
investments                                     1.38           0.70           1.39        2.22           (1.33)
                                            ---------      ---------      ---------   ---------      ---------
Total from investment operations                1.59           0.88           1.63        2.41           (1.04)
                                            ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                     (0.25)         (0.28)         (0.24)      (0.19)          (0.29)
From net realized gain                         (1.40)         (0.49)         (0.04)      (0.05)          (0.04)
From capital paid-in                           (0.04)             -              -       (0.04)          (0.05)
                                            ---------      ---------      ---------   ---------      ---------
                                               (1.69)         (0.77)         (0.28)      (0.28)          (0.38)
                                            ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD                $13.79         $13.89         $13.78      $12.43          $10.30
                                            =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                     12.51           6.80          13.41       23.97(L)        (9.18)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $7,318         $4,538         $2,101        $740            $164
Ratio of expenses to average net assets
(%)(Q)                                          0.30           0.30           0.07        0.07            0.07(R)
Ratio of adjusted expenses to average net
assets (%)(Q)                                   0.30           0.30           0.07        0.07(P)         0.09(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                       1.60           1.34           1.39        1.11            0.07(R)
Portfolio turnover (%)                            19             99             51          55             114

                                          LIFESTYLE
                                          BALANCED
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.92      $12.67
Net investment income (loss)(H)(V)      0.21           -(J)
Net realized and unrealized gain
(loss) on investments                   1.42        1.26
                                    ---------   ---------
Total from investment operations        1.63        1.26
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.25)          -(J)
From net realized gain                 (1.40)      (0.01)
From capital paid-in                   (0.04)          -
                                    ---------   ---------
                                       (1.69)      (0.01)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.86      $13.92
                                    =========   =========
       TOTAL RETURN (%)(K)             12.80        9.94(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $52         $12
Ratio of net expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.61       (0.03)(R)
Portfolio turnover (%)                    19          99

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                                LIFESTYLE CONSERVATIVE
                                          ------------------------------------------------------------------
                                                                       SERIES I
                                          ------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                            2006           2005           2004        2003           2002
                                          ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $13.42         $14.20         $13.64      $12.72         $12.94
Net investment income (loss)(V)               0.39(H)        0.42(H)        0.42        0.38           0.39
Net realized and unrealized gain (loss)
on investments                                0.67          (0.05)          0.71        1.03          (0.16)
                                          ---------      ---------      ---------   ---------      ---------
Total from investment operations              1.06           0.37           1.13        1.41           0.23
                                          ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   (0.44)         (0.43)         (0.42)      (0.39)         (0.39)
From net realized gain                       (0.61)         (0.72)         (0.15)      (0.10)         (0.04)
From capital paid-in                             -              -              -           -          (0.02)
                                          ---------      ---------      ---------   ---------      ---------
                                             (1.05)         (1.15)         (0.57)      (0.49)         (0.45)
                                          ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD              $13.43         $13.42         $14.20      $13.64         $12.72
                                          =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    8.44           2.88           8.59       11.47(L)        1.80(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $171           $182           $373        $299           $251
Ratio of net expenses to average net
assets (%)(Q)                                 0.11           0.12           0.07        0.07           0.07
Ratio of gross expenses to average net
assets (%)(Q)                                 0.11           0.12           0.07        0.08(P)        0.09(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                     3.00           3.16           2.80        2.89           2.62
Portfolio turnover (%)                          34            104             44          40             69

                                                                LIFESTYLE CONSERVATIVE
                                          ------------------------------------------------------------------
                                                                      SERIES II
                                          ------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                            2006           2005           2004        2003          2002(A)
                                          ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $13.40         $14.19         $13.64      $12.72          $12.93
Net investment income (loss)(V)               0.35(H)        0.32(H)        0.42        0.38            0.39
Net realized and unrealized gain (loss)
on investments                                0.66           0.04           0.70        1.03           (0.15)
                                          ---------      ---------      ---------   ---------      ---------
Total from investment operations              1.01           0.36           1.12        1.41            0.24
                                          ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   (0.43)         (0.43)         (0.42)      (0.39)          (0.39)
From net realized gain                       (0.61)         (0.72)         (0.15)      (0.10)          (0.04)
From capital paid-in                             -              -              -           -           (0.02)
                                          ---------      ---------      ---------   ---------      ---------
                                             (1.04)         (1.15)         (0.57)      (0.49)          (0.45)
                                          ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD              $13.37         $13.40         $14.19      $13.64          $12.72
                                          =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    8.13           2.81           8.51       11.46(L)         1.83(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $524           $422           $286        $154             $48
Ratio of net expenses to average net
assets (%)(Q)                                 0.31           0.30           0.07        0.07            0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                 0.31           0.30           0.07        0.08(P)         0.09(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                     2.71           2.39           2.50        2.21            0.25(R)
Portfolio turnover (%)                          34            104             44          40              69

                                                 LIFESTYLE
                                               CONSERVATIVE
                                           ---------------------
                                                SERIES NAV
                                           ---------------------
                                               PERIOD ENDED
                                               DECEMBER 31,
                                           ---------------------
                                             2006       2005(A)
                                           ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.44      $12.99
Net investment income (loss)(H)(V)             0.29       (0.01)
Net realized and unrealized gain (loss)
on investments                                 0.77        0.46
                                           ---------   ---------
Total from investment operations               1.06        0.45
                                           ---------   ---------
LESS DISTRIBUTIONS
From net investment income                    (0.44)          -
From net realized gain                        (0.61)          -
                                           ---------   ---------
                                              (1.05)          -
                                           ---------   ---------
NET ASSET VALUE, END OF PERIOD               $13.45      $13.44
                                           =========   =========
       TOTAL RETURN (%)(K)                     8.43        3.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $3          $1
Ratio of net expenses to average net
assets (%)(Q)                                  0.06        0.06(R)
Ratio of gross expenses to average net
assets (%)(Q)                                  0.06        0.06(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                      2.22       (0.06)(R)
Portfolio turnover (%)                           34         104

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                          LIFESTYLE GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $14.06         $13.40         $11.86       $9.28      $11.25
Net investment income (loss)(V)        0.18(H)        0.17(H)        0.13        0.09        0.14
Net realized and unrealized gain
(loss) on investments                  1.57           0.94           1.58        2.61       (1.89)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.75           1.11           1.71        2.70       (1.75)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.21)         (0.17)         (0.13)      (0.09)      (0.14)
From net realized gain                (1.66)         (0.28)         (0.04)      (0.01)      (0.02)
From capital paid-in                      -              -              -       (0.02)      (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.87)         (0.45)         (0.17)      (0.12)      (0.22)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.94         $14.06         $13.40      $11.86       $9.28
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            13.50           8.66          14.57       29.55      (15.84)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $1,030           $901         $1,730      $1,224        $766
Ratio of net expenses to average
net assets (%)(Q)                      0.10           0.12           0.07        0.07        0.07
Ratio of gross expenses to
average net assets (%)(Q)              0.10           0.12           0.07        0.07        0.09(P)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 1.31           1.30           0.98        0.84        1.24
Portfolio turnover (%)                   22            111             48          55         117

                                                          LIFESTYLE GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $14.03         $13.39         $11.85       $9.28       $11.06
Net investment income (loss)(V)        0.13(H)        0.10(H)        0.13        0.09         0.14
Net realized and unrealized gain
(loss) on investments                  1.59           0.99           1.58        2.60        (1.70)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.72           1.09           1.71        2.69        (1.56)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.21)         (0.17)         (0.13)      (0.09)       (0.14)
From net realized gain                (1.66)         (0.28)         (0.04)      (0.01)       (0.02)
From capital paid-in                      -              -              -       (0.02)       (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.87)         (0.45)         (0.17)      (0.12)       (0.22)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.88         $14.03         $13.39      $11.85        $9.28
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            13.28           8.51          14.59       29.44       (14.40)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $9,552         $4,881         $2,117        $652         $121
Ratio of net expenses to average
net assets (%)(Q)                      0.30           0.30           0.07        0.07         0.07(R)
Ratio of gross expenses to
average net assets (%)(Q)              0.30           0.30           0.07        0.07         0.09(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 0.96           0.74           0.75        0.53        (0.01)(R)
Portfolio turnover (%)                   22            111             48          55          117

                                          LIFESTYLE
                                           GROWTH
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.07      $12.46
Net investment income (loss)(H)(V)      0.14           -(J)
Net realized and unrealized gain
(loss) on investments                   1.62        1.63
                                    ---------   ---------
Total from investment operations        1.76        1.63
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.21)          -(J)
From net realized gain                 (1.66)      (0.02)
                                    ---------   ---------
                                       (1.87)      (0.02)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.96      $14.07
                                    =========   =========
       TOTAL RETURN (%)(K)             13.58       13.08(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $115         $23
Ratio of net expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.03       (0.03)(R)
Portfolio turnover (%)                    22         111

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                         LIFESTYLE MODERATE
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $13.35         $13.80         $12.79      $11.22      $12.11
Net investment income (loss)(V)        0.30(H)        0.33(H)        0.31        0.27        0.40
Net realized and unrealized gain
(loss) on investments                  0.99           0.19           1.07        1.67       (0.88)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.29           0.52           1.38        1.94       (0.48)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.31)         (0.33)         (0.31)      (0.27)      (0.40)
From net realized gain                (0.93)         (0.64)         (0.06)      (0.06)          -
From capital paid-in                  (0.03)             -              -       (0.04)      (0.01)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.27)         (0.97)         (0.37)      (0.37)      (0.41)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.37         $13.35         $13.80      $12.79      $11.22
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            10.42           4.15          11.04       17.83       (4.07)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $349           $327           $582        $462        $326
Ratio of net expenses to average
net assets (%)(Q)                      0.11           0.12           0.07        0.07        0.07
Ratio of gross expenses to
average net assets (%)(Q)              0.11           0.12           0.07        0.07        0.09(P)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 2.33           2.51           2.26        2.15        3.17
Portfolio turnover (%)                   19            101             55          46         113

                                                         LIFESTYLE MODERATE
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $13.33         $13.80         $12.79      $11.22       $12.07
Net investment income (loss)(V)        0.26(H)        0.24(H)        0.31        0.27         0.40
Net realized and unrealized gain
(loss) on investments                  1.00           0.26           1.07        1.67        (0.84)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.26           0.50           1.38        1.94        (0.44)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.31)         (0.33)         (0.31)      (0.27)       (0.40)
From net realized gain                (0.93)         (0.64)         (0.06)      (0.06)           -
From capital paid-in                  (0.03)             -              -       (0.04)       (0.01)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.27)         (0.97)         (0.37)      (0.37)       (0.41)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.32         $13.33         $13.80      $12.79       $11.22
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            10.18           4.00          11.04       17.83        (3.77)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $1,560         $1,108           $631        $286          $74
Ratio of net expenses to average
net assets (%)(Q)                      0.31           0.30           0.07        0.07         0.07(R)
Ratio of gross expenses to
average net assets (%)(Q)              0.31           0.30           0.07        0.07         0.09(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 2.02           1.80           1.90        1.58         0.19(R)
Portfolio turnover (%)                   19            101             55          46          113

                                          LIFESTYLE
                                          MODERATE
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.35      $12.59
Net investment income (loss)(H)(V)      0.24       (0.01)
Net realized and unrealized gain
(loss) on investments                   1.06        0.77
                                    ---------   ---------
Total from investment operations        1.30        0.76
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.31)          -
From net realized gain                 (0.93)          -
From capital paid-in                   (0.03)          -
                                    ---------   ---------
                                       (1.27)          -
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.38      $13.35
                                    =========   =========
       TOTAL RETURN (%)(K)             10.50        6.04(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $5          $2
Ratio of net expenses to average
net assets (%)(Q)                       0.06        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.06        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.88       (0.06)(R)
Portfolio turnover (%)                    19         101

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $18.05         $16.78      $14.56      $10.82      $12.82
Net investment income (loss)(H)          0.20           0.16        0.09        0.08        0.07
Net realized and unrealized gain
(loss) on investments                    1.53           1.77        2.21        3.66       (2.01)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.73           1.93        2.30        3.74       (1.94)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.12)         (0.09)      (0.06)          -       (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.94)         (0.66)      (0.08)          -       (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.84         $18.05      $16.78      $14.56      $10.82
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.72(L)       12.02       15.83       34.57      (15.16)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $377           $220        $187        $145         $87
Ratio of net expenses to average
net assets (%)                           0.57           0.57        0.57        0.58        0.58
Ratio of gross expenses to average
net assets (%)                           0.57(P)        0.57        0.57        0.58        0.58
Ratio of net investment income
(loss) to average net assets (%)         1.09           0.95        0.63        0.62        0.58
Portfolio turnover (%)                     15(X)          19          16           8          20

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.98         $16.72      $14.52      $10.81       $12.80
Net investment income (loss)(H)          0.16           0.13        0.06        0.05         0.05
Net realized and unrealized gain
(loss) on investments                    1.51           1.76        2.21        3.66        (1.98)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.67           1.89        2.27        3.71        (1.93)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.08)         (0.06)      (0.05)          -        (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.90)         (0.63)      (0.07)          -        (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.75         $17.98      $16.72      $14.52       $10.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.44(L)       11.79       15.65       34.32       (15.07)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81            $63         $59         $43          $13
Ratio of net expenses to average
net assets (%)                           0.77           0.77        0.77        0.78         0.78(R)
Ratio of gross expenses to average
net assets (%)                           0.77(P)        0.77        0.77        0.78         0.78(R)
Ratio of net investment income
(loss) to average net assets (%)         0.86           0.74        0.43        0.42         0.42(R)
Portfolio turnover (%)                     15(X)          19          16           8           20

                                         MID CAP INDEX
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $18.06         $15.40
Net investment income (loss)(H)         0.22           0.12
Net realized and unrealized gain
(loss) on investments                   1.51           2.54
                                    ---------      ---------
Total from investment operations        1.73           2.66
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)             -
From net realized gain                 (0.82)             -
                                    ---------      ---------
                                       (0.94)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.85         $18.06
                                    =========      =========
       TOTAL RETURN (%)(K)              9.74(L)       17.27(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $603            $74
Ratio of net expenses to average
net assets (%)                          0.52           0.54(R)
Ratio of gross expenses to average
net assets (%)                          0.52(P)        0.54(R)
Ratio of net investment income
(loss) to average net assets (%)        1.21           1.01(R)
Portfolio turnover (%)                    15(X)          19

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.57         $14.13         $11.87       $8.34      $10.77
Net investment income (loss)(H)                    -(J)       (0.04)         (0.05)      (0.05)      (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.07           1.99           2.31        3.58       (2.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.07           1.95           2.26        3.53       (2.43)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.97         $15.57         $14.13      $11.87       $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.55(L)(Y)    14.57          19.04       42.33      (22.56)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $361           $383           $349        $260        $187
Ratio of net expenses to average net
assets (%)                                      0.93           0.97           0.96        0.99        1.00
Ratio of gross expenses to average net
assets (%)                                      0.93(P)        0.97           0.96        0.99        1.00
Ratio of net investment income (loss) to
average net assets (%)                             -(S)       (0.31)         (0.43)      (0.55)      (0.53)
Portfolio turnover (%)                           123            196(X)         128         132         128

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.47         $14.06         $11.84       $8.34       $10.64
Net investment income (loss)(H)                (0.03)         (0.07)         (0.07)      (0.08)       (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.05           1.99           2.29        3.58        (2.25)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.02           1.92           2.22        3.50        (2.30)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.82         $15.47         $14.06      $11.84        $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.31(L)(Y)    14.42          18.75       41.97       (21.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $183           $178           $226        $116          $32
Ratio of net expenses to average net
assets (%)                                      1.13           1.17           1.16        1.19         1.20(R)
Ratio of gross expenses to average net
assets (%)                                      1.13(P)        1.17           1.16        1.19         1.20(R)
Ratio of net investment income (loss) to
average net assets (%)                         (0.18)         (0.52)         (0.58)      (0.75)       (0.70)(R)
Portfolio turnover (%)                           123            196(X)         128         132          128

                                         MID CAP STOCK
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.59         $13.50
Net investment income (loss)(H)         0.02          (0.02)
Net realized and unrealized gain
(loss) on investments                   2.07           2.62
                                    ---------      ---------
Total from investment operations        2.09           2.60
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (0.67)         (0.51)
                                    ---------      ---------
                                       (0.67)         (0.51)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $17.01         $15.59
                                    =========      =========
       TOTAL RETURN (%)(K)             13.66(L)(Y)    20.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $473           $399
Ratio of net expenses to average
net assets (%)                          0.88           0.91(R)
Ratio of gross expenses to average
net assets (%)                          0.88(P)        0.91(R)
Ratio of net investment income
(loss) to average net assets (%)        0.09          (0.21)(R)
Portfolio turnover (%)                   123            196(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.
(S)  Less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                            MONEY MARKET B
                                    ---------------------------------------------------------------
                                                              SERIES NAV
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006          2005(F)        2004(G)     2003(G)     2002(G)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $1.00          $1.00          $1.00       $1.00       $1.00
Net investment income (loss)            0.05(H)        0.03(H)        0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        0.05           0.03           0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $1.00          $1.00          $1.00       $1.00       $1.00
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)              4.70(L)        2.97(L)        1.09        0.95        1.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $480           $442           $472        $682        $918
Ratio of net expenses to average
net assets (%)                          0.28           0.28           0.33        0.31        0.32
Ratio of gross expenses to average
net assets (%)                          0.51(P)        0.50(P)        0.33        0.31        0.32
Ratio of net investment income
(loss) to average net assets (%)        4.61           2.91           1.05        0.95        1.46

(F) Effective 04-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the periods shown.

                                                  NATURAL RESOURCES
                                   ------------------------------------------------
                                                       SERIES I
                                   ------------------------------------------------

                                              PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------
                                     2006           2005        2004       2003(A)
                                   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $31.50         $21.96      $18.00      $12.50
Net investment income (loss)(H)        0.32           0.13        0.12        0.05
Net realized and unrealized gain
(loss) on investments                  6.47           9.97        4.19        5.45
                                   ---------      ---------   ---------   ---------
Total from investment operations       6.79          10.10        4.31        5.50
                                   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.19)             -       (0.02)          -
From net realized gain                (6.27)         (0.56)      (0.33)          -
                                   ---------      ---------   ---------   ---------
                                      (6.46)         (0.56)      (0.35)          -
                                   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $31.83         $31.50      $21.96      $18.00
                                   =========      =========   =========   =========
       TOTAL RETURN (%)(K)            22.30(L)       46.77       24.32       44.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $19            $15        $226         $90
Ratio of net expenses to average
net assets (%)                         1.11           1.11        1.13        1.21(R)
Ratio of gross expenses to
average net assets (%)                 1.11(P)        1.11        1.13        1.21(R)
Ratio of net investment income
(loss) to average net assets (%)       1.02           0.52        0.63        0.54(R)
Portfolio turnover (%)                   28             38          20          23(M)

                                                                 NATURAL RESOURCES
                                   ------------------------------------------------------------------------------
                                                      SERIES II                                 SERIES NAV
                                   ------------------------------------------------      ------------------------
                                                                                               PERIOD ENDED
                                              PERIOD ENDED DECEMBER 31,                        DECEMBER 31,
                                   ------------------------------------------------      ------------------------
                                     2006           2005        2004       2003(A)         2006          2005(A)
                                   ---------      ---------   ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $31.32         $21.89      $17.98      $12.50         $31.40          $25.42
Net investment income (loss)(H)        0.26           0.10        0.08        0.02           0.31            0.17
Net realized and unrealized gain
(loss) on investments                  6.42           9.89        4.17        5.46           6.46            6.46
                                   ---------      ---------   ---------   ---------      ---------      ---------
Total from investment operations       6.68           9.99        4.25        5.48           6.77            6.63
                                   ---------      ---------   ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.14)             -       (0.01)          -          (0.20)          (0.09)
From net realized gain                (6.27)         (0.56)      (0.33)          -          (6.27)          (0.56)
                                   ---------      ---------   ---------   ---------      ---------      ---------
                                      (6.41)         (0.56)      (0.34)          -          (6.47)          (0.65)
                                   ---------      ---------   ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD       $31.59         $31.32      $21.89      $17.98         $31.70          $31.40
                                   =========      =========   =========   =========      =========      =========
       TOTAL RETURN (%)(K)            22.03(L)       46.42       24.05       43.84(M)       22.31(L)        26.89(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $237           $204        $318         $75           $826            $496
Ratio of net expenses to average
net assets (%)                         1.31           1.32        1.33        1.41(R)        1.06            1.06(R)
Ratio of gross expenses to
average net assets (%)                 1.31(P)        1.32        1.33        1.41(R)        1.06(P)         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)       0.83           0.39        0.41        0.23(R)        1.02            0.75(R)
Portfolio turnover (%)                   28             38          20          23(M)          28              38

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05 respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                             PACIFIC RIM
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.84          $9.50       $8.14       $5.81       $6.65
Net investment income (loss)(H)          0.10           0.11        0.05        0.05        0.02
Net realized and unrealized gain
(loss) on investments                    1.21           2.31        1.35        2.29       (0.85)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.31           2.42        1.40        2.34       (0.83)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.11)         (0.08)      (0.04)      (0.01)      (0.01)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.11)         (0.08)      (0.04)      (0.01)      (0.01)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.04         $11.84       $9.50       $8.14       $5.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              11.05(L)       25.75       17.19       40.37      (12.53)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $124           $118         $80         $67         $46
Ratio of net expenses to average
net assets (%)                           1.06           1.09        1.13        1.28        1.23
Ratio of gross expenses to average
net assets (%)                           1.06(P)        1.09        1.13        1.28        1.23
Ratio of net investment income
(loss) to average net assets (%)         0.80           1.12        0.52        0.80        0.24
Portfolio turnover (%)                     46             26          43          57          28

                                                             PACIFIC RIM
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.79          $9.47       $8.12       $5.81        $6.63
Net investment income (loss)(H)          0.07           0.09        0.03        0.03        (0.02)
Net realized and unrealized gain
(loss) on investments                    1.22           2.30        1.36        2.30        (0.79)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.29           2.39        1.39        2.33        (0.81)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.07)      (0.04)      (0.02)       (0.01)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.09)         (0.07)      (0.04)      (0.02)       (0.01)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.99         $11.79       $9.47       $8.12        $5.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              10.92(L)       25.42       17.09       40.17       (12.27)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $44            $51         $28         $20           $4
Ratio of net expenses to average
net assets (%)                           1.26           1.29        1.33        1.48         1.43(R)
Ratio of gross expenses to average
net assets (%)                           1.26(P)        1.29        1.33        1.48         1.43(R)
Ratio of net investment income
(loss) to average net assets (%)         0.60           0.87        0.31        0.38        (0.28)(R)
Portfolio turnover (%)                     46             26          43          57           28

                                          PACIFIC RIM
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.88          $9.36
Net investment income (loss)(H)         0.11           0.06
Net realized and unrealized gain
(loss) on investments                   1.22           2.46
                                    ---------      ---------
Total from investment operations        1.33           2.52
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)             -
                                    ---------      ---------
                                       (0.11)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $13.10         $11.88
                                    =========      =========
       TOTAL RETURN (%)(K)             11.21(L)       26.92(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $7             $6
Ratio of net expenses to average
net assets (%)                          1.01           1.05(R)
Ratio of gross expenses to average
net assets (%)                          1.01(P)        1.05(R)
Ratio of net investment income
(loss) to average net assets (%)        0.89           0.82(R)
Portfolio turnover (%)                    46             26

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

                                                     QUANTITATIVE ALL CAP
                                       ------------------------------------------------
                                                           SERIES I
                                       ------------------------------------------------

                                                  PERIOD ENDED DECEMBER 31,
                                       ------------------------------------------------
                                         2006           2005        2004       2003(A)
                                       ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.55         $16.64      $15.05      $12.50
Net investment income (loss)(H)            0.15           0.13        0.16        0.02
Net realized and unrealized gain
(loss) on investments                      2.28           1.27        2.02        3.04
                                       ---------      ---------   ---------   ---------
Total from investment operations           2.43           1.40        2.18        3.06
                                       ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                (0.17)         (0.14)      (0.11)      (0.51)
From net realized gain                    (1.45)         (1.35)      (0.48)          -
                                       ---------      ---------   ---------   ---------
                                          (1.62)         (1.49)      (0.59)      (0.51)
                                       ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD           $17.36         $16.55      $16.64      $15.05
                                       =========      =========   =========   =========
       TOTAL RETURN (%)(K)                15.17(L)        8.58       14.91       24.49(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $301           $300        $327          $2
Ratio of net expenses to average net
assets (%)                                 0.81           0.82        0.81        1.30(R)
Ratio of gross expenses to average
net assets (%)                             0.81(P)        0.82        0.81        2.59(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                  0.91           0.77        1.05        0.18(R)
Portfolio turnover (%)                      141            133         158          96(M)

                                                                     QUANTITATIVE ALL CAP
                                       ---------------------------------------------------------------------------------
                                                          SERIES II                                    SERIES NAV
                                       ------------------------------------------------         ------------------------
                                                                                                      PERIOD ENDED
                                                  PERIOD ENDED DECEMBER 31,                           DECEMBER 31,
                                       ------------------------------------------------         ------------------------
                                         2006           2005        2004       2003(A)            2006          2005(A)
                                       ---------      ---------   ---------   ---------         ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.53         $16.63      $15.05      $12.50            $16.59          $15.38
Net investment income (loss)(H)            0.12           0.10        0.09           -(J)           0.16            0.11
Net realized and unrealized gain
(loss) on investments                      2.26           1.27        2.06        3.05              2.29            2.26
                                       ---------      ---------   ---------   ---------         ---------      ---------
Total from investment operations           2.38           1.37        2.15        3.05              2.45            2.37
                                       ---------      ---------   ---------   ---------         ---------      ---------
LESS DISTRIBUTIONS
From net investment income                (0.13)         (0.12)      (0.09)      (0.50)            (0.18)          (0.16)
From net realized gain                    (1.45)         (1.35)      (0.48)          -             (1.45)          (1.00)
                                       ---------      ---------   ---------   ---------         ---------      ---------
                                          (1.58)         (1.47)      (0.57)      (0.50)            (1.63)          (1.16)
                                       ---------      ---------   ---------   ---------         ---------      ---------
NET ASSET VALUE, END OF PERIOD           $17.33         $16.53      $16.63      $15.05            $17.41          $16.59
                                       =========      =========   =========   =========         =========      =========
       TOTAL RETURN (%)(K)                14.91(L)        8.36       14.67       24.38(L)(M)       15.24(L)        15.35(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $6             $6          $5          $3                 -(N)            -(N)
Ratio of net expenses to average net
assets (%)                                 1.01           1.02        1.13        1.50(R)           0.76            0.78(R)
Ratio of gross expenses to average
net assets (%)                             1.01(P)        1.02        1.13        2.81(P)(R)        0.76(P)         0.78(R)
Ratio of net investment income (loss)
to average net assets (%)                  0.71           0.58        0.60       (0.02)(R)          0.92            0.88(R)
Portfolio turnover (%)                      141            133         158          96(M)            141             133

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                         QUANTITATIVE MID CAP
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.68         $12.92      $10.93       $7.89      $10.20
Net investment income (loss)(H)          0.01          (0.01)      (0.01)      (0.01)      (0.01)
Net realized and unrealized gain
(loss) on investments                    0.64           1.77        2.00        3.05       (2.30)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.65           1.76        1.99        3.04       (2.31)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (4.53)             -           -           -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (4.53)             -           -           -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $10.80         $14.68      $12.92      $10.93       $7.89
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.09(L)       13.62       18.21       38.53      (22.65)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $13            $18        $132        $110         $78
Ratio of net expenses to average
net assets (%)                           0.92           0.89        0.89        0.90        0.90
Ratio of gross expenses to average
net assets (%)                           0.92(P)        0.89        0.89        0.90        0.90
Ratio of net investment income
(loss) to average net assets (%)         0.05          (0.06)      (0.11)      (0.10)      (0.07)
Portfolio turnover (%)                    188            110         157         107         273

                                                         QUANTITATIVE MID CAP
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.57         $12.85      $10.90       $7.88       $10.03
Net investment income (loss)(H)         (0.02)         (0.04)      (0.03)      (0.03)       (0.02)
Net realized and unrealized gain
(loss) on investments                    0.63           1.76        1.98        3.05        (2.13)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.61           1.72        1.95        3.02        (2.15)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (4.53)             -           -           -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (4.53)             -           -           -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $10.65         $14.57      $12.85      $10.90        $7.88
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.79(L)       13.39       17.89       38.32       (21.44)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $11            $16         $12          $7           $2
Ratio of net expenses to average
net assets (%)                           1.12           1.13        1.09        1.10         1.10(R)
Ratio of gross expenses to average
net assets (%)                           1.12(P)        1.13        1.09        1.10         1.10(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.15)         (0.29)      (0.30)      (0.30)       (0.31)(R)
Portfolio turnover (%)                    188            110         157         107          273

                                          QUANTITATIVE
                                            MID CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.69         $12.46
Net investment income (loss)(H)         0.01              -(J)
Net realized and unrealized gain
(loss) on investments                   0.64           2.23
                                    ---------      ---------
Total from investment operations        0.65           2.23
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (4.53)             -
                                    ---------      ---------
                                       (4.53)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $10.81         $14.69
                                    =========      =========
       TOTAL RETURN (%)(K)              4.09(L)       17.90(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $14            $12
Ratio of net expenses to average
net assets (%)                          0.87           1.05(R)
Ratio of gross expenses to average
net assets (%)                          0.87(P)        1.05(R)
Ratio of net investment income
(loss) to average net assets (%)        0.11          (0.01)(R)
Portfolio turnover (%)                   188            110

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                                                QUANTITATIVE VALUE
                                                  ------------------------------------------------------------------------------
                                                                SERIES I                                 SERIES II
                                                  ------------------------------------      ------------------------------------

                                                       PERIOD ENDED DECEMBER 31,                 PERIOD ENDED DECEMBER 31,
                                                  ------------------------------------      ------------------------------------
                                                    2006           2005       2004(A)         2006           2005       2004(A)
                                                  ---------      ---------   ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.16         $14.67      $12.50         $15.18         $14.66      $12.50
Net investment income (loss)(H)                       0.23           0.17        0.10           0.20           0.11        0.08
Net realized and unrealized gain (loss) on
investments                                           2.55           1.11        2.07           2.57           1.12        2.08
                                                  ---------      ---------   ---------      ---------      ---------   ---------
Total from investment operations                      2.78           1.28        2.17           2.77           1.23        2.16
                                                  ---------      ---------   ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.28)         (0.08)          -          (0.25)             -           -
From net realized gain                               (2.42)         (0.71)          -          (2.42)         (0.71)          -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
                                                     (2.70)         (0.79)          -          (2.67)         (0.71)          -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $15.24         $15.16      $14.67         $15.28         $15.18      $14.66
                                                  =========      =========   =========      =========      =========   =========
       TOTAL RETURN (%)(K)                           21.09(L)        9.19       17.36(M)       20.97(L)        8.82       17.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1             $1        $183             $5             $3         $43
Ratio of net expenses to average net assets (%)       0.78           0.80        0.83(R)        0.98           1.00        1.03(R)
Ratio of gross expenses to average net assets
(%)                                                   0.78(P)        0.80        0.83(R)        0.98(P)        1.00        1.03(R)
Ratio of net investment income (loss) to average
net assets (%)                                        1.59           1.23        1.13(R)        1.37           0.78        0.96(R)
Portfolio turnover (%)                                 155            225         108(M)         155            225         108(M)

                                                     QUANTITATIVE VALUE
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.15          $14.94
Net investment income (loss)(H)                       0.23            0.18
Net realized and unrealized gain (loss) on
investments                                           2.57            0.83
                                                  ---------      ---------
Total from investment operations                      2.80            1.01
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                           (0.28)          (0.09)
From net realized gain                               (2.42)          (0.71)
                                                  ---------      ---------
                                                     (2.70)          (0.80)
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $15.25          $15.15
                                                  =========      =========
       TOTAL RETURN (%)(K)                           21.29(L)         7.26(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $513            $191
Ratio of net expenses to average net assets (%)       0.73            0.76(R)
Ratio of gross expenses to average net assets
(%)                                                   0.73(P)         0.76(R)
Ratio of net investment income (loss) to average
net assets (%)                                        1.62            1.50(R)
Portfolio turnover (%)                                 155             225

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.87         $26.81         $20.85      $15.44      $15.52
Net investment income (loss)(H)                 0.62           0.79           0.76        0.69        0.83
Net realized and unrealized gain (loss) on
investments                                     7.42           1.61           5.74        5.20       (0.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                8.04           2.40           6.50        5.89        0.45
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.50)         (0.55)         (0.54)      (0.48)      (0.53)
From net realized gain                         (4.77)         (3.79)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.27)         (4.34)         (0.54)      (0.48)      (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.64         $24.87         $26.81      $20.85      $15.44
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     38.10(L)(Y)    11.85          32.04       39.15        2.58
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $313           $265           $612        $448        $303
Ratio of net expenses to average net
assets (%)                                      0.78           0.81           0.80        0.80        0.84
Ratio of gross expenses to average net
assets (%)                                      0.78(P)        0.81           0.80        0.80        0.84
Ratio of net investment income (loss) to
average net assets (%)                          2.48           3.31           3.38        3.93        5.28
Portfolio turnover (%)                            67             92(X)          82          30          74

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.84         $26.69         $20.79      $15.43       $15.44
Net investment income (loss)(H)                 0.57           0.71           0.74        0.60         0.85
Net realized and unrealized gain (loss) on
investments                                     7.41           1.65           5.69        5.25        (0.33)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                7.98           2.36           6.43        5.85         0.52
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.46)         (0.42)         (0.53)      (0.49)       (0.53)
From net realized gain                         (4.77)         (3.79)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.23)         (4.21)         (0.53)      (0.49)       (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.59         $24.84         $26.69      $20.79       $15.43
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     37.82(L)(Y)    11.65          31.77       38.93         3.05(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $169           $131           $374        $168          $49
Ratio of net expenses to average net
assets (%)                                      0.98           1.00           1.00        1.00         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.98(P)        1.00           1.00        1.00         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          2.30           2.92           3.29        3.33         6.03(R)
Portfolio turnover (%)                            67             92(X)          82          30           74

                                          REAL ESTATE
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $24.83         $25.30
Net investment income (loss)(H)         0.59           0.78
Net realized and unrealized gain
(loss) on investments                   7.44           3.14
                                    ---------      ---------
Total from investment operations        8.03           3.92
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.51)         (0.60)
From net realized gain                 (4.77)         (3.79)
                                    ---------      ---------
                                       (5.28)         (4.39)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $27.58         $24.83
                                    =========      =========
       TOTAL RETURN (%)(K)             38.17(L)(Y)    18.62(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $437           $828
Ratio of net expenses to average
net assets (%)                          0.73           0.75(R)
Ratio of gross expenses to average
net assets (%)                          0.73(P)        0.75(R)
Ratio of net investment income
(loss) to average net assets (%)        2.31           3.87(R)
Portfolio turnover (%)                    67             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                         SCIENCE & TECHNOLOGY
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005        2004        2003           2002
                                     ---------   ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.77      $11.53      $11.43       $7.60         $12.83
Net investment income (loss)(H)         (0.06)      (0.07)      (0.03)      (0.07)         (0.08)
Net realized and unrealized gain
(loss) on investments                    0.71        0.31        0.13        3.90          (5.15)
                                     ---------   ---------   ---------   ---------      ---------
Total from investment operations         0.65        0.24        0.10        3.83          (5.23)
                                     ---------   ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $12.42      $11.77      $11.53      $11.43          $7.60
                                     =========   =========   =========   =========      =========
       TOTAL RETURN (%)(L)               5.52        2.08        0.87       50.39         (40.76)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $347        $403        $490        $558           $359
Ratio of net expenses to average
net assets (%)                           1.16        1.14        1.13        1.16(T)        1.15
Ratio of gross expenses to average
net assets (%)(P)                        1.18        1.17        1.16        1.19(T)        1.17
Ratio of net investment income
(loss) to average net assets (%)        (0.48)      (0.59)      (0.28)      (0.79)         (0.87)
Portfolio turnover (%)                    194          54          55          56(X)          59

                                                         SCIENCE & TECHNOLOGY
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005        2004        2003          2002(A)
                                     ---------   ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.72      $11.51      $11.42       $7.59          $12.61
Net investment income (loss)(H)         (0.08)      (0.09)      (0.05)      (0.10)          (0.08)
Net realized and unrealized gain
(loss) on investments                    0.71        0.30        0.14        3.93           (4.94)
                                     ---------   ---------   ---------   ---------      ---------
Total from investment operations         0.63        0.21        0.09        3.83           (5.02)
                                     ---------   ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $12.35      $11.72      $11.51      $11.42           $7.59
                                     =========   =========   =========   =========      =========
       TOTAL RETURN (%)(L)               5.38        1.82        0.79       50.46          (39.81)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $61         $62         $71         $66             $11
Ratio of net expenses to average
net assets (%)                           1.36        1.34        1.33        1.36(T)         1.35(R)
Ratio of gross expenses to average
net assets (%)(P)                        1.39        1.37        1.36        1.39(T)         1.37(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.68)      (0.79)      (0.42)      (0.99)          (1.07)(R)
Portfolio turnover (%)                    194          54          55          56(X)           59

                                          SCIENCE &
                                         TECHNOLOGY
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.78      $10.45
Net investment income (loss)(H)        (0.04)      (0.05)
Net realized and unrealized gain
(loss) on investments                   0.70        1.38
                                    ---------   ---------
Total from investment operations        0.66        1.33
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.44      $11.78
                                    =========   =========
       TOTAL RETURN (%)(L)              5.60       12.73(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $1           -(N)
Ratio of net expenses to average
net assets (%)                          1.12        1.10(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.15        1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.51)      (0.58)(R)
Portfolio turnover (%)                   194          54

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(T) The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.
(X)  Excludes merger activity.

                                                         SMALL CAP GROWTH
                                      ------------------------------------------------------
                                              SERIES I                     SERIES II
                                      ------------------------      ------------------------
                                            PERIOD ENDED                  PERIOD ENDED
                                            DECEMBER 31,                  DECEMBER 31,
                                      ------------------------      ------------------------
                                        2006          2005(A)         2006          2005(A)
                                      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.16          $8.06         $10.14          $8.06
Net investment income (loss)(H)          (0.08)(U)      (0.06)         (0.10)(U)      (0.07)
Net realized and unrealized gain
(loss) on investments                     1.45           2.38           1.44           2.37
                                      ---------      ---------      ---------      ---------
Total from investment operations          1.37           2.32           1.34           2.30
                                      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   -              -              -              -
From net realized gain                       -          (0.22)             -          (0.22)
From capital paid-in                         -              -              -              -
                                      ---------      ---------      ---------      ---------
                                             -          (0.22)             -          (0.22)
                                      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD          $11.53         $10.16         $11.48         $10.14
                                      =========      =========      =========      =========
       TOTAL RETURN (%)(K)               13.48(L)(Y)    29.00(M)       13.21(L)(Y)    28.75(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $23             $1            $31            $19
Ratio of net expenses to average net
assets (%)                                1.22           1.23(R)        1.40           1.41(R)
Ratio of gross expenses to average
net assets (%)                            1.22(P)        1.23(R)        1.40(P)        1.41(R)
Ratio of net investment income
(loss) to average net assets (%)         (0.73)(U)      (0.90)(R)      (0.95)(U)      (1.07)(R)
Portfolio turnover (%)                     162            140            162            140

                                                                   SMALL CAP GROWTH
                                      --------------------------------------------------------------------------
                                                                      SERIES NAV
                                      --------------------------------------------------------------------------

                                                              PERIOD ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------
                                        2006             2005(F)        2004(G)       2003(E)(G)        2002(G)
                                      ---------         ---------      ---------      -----------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.17             $8.87          $8.10            $6.30           $8.79
Net investment income (loss)(H)          (0.08)(H)(U)      (0.08)(H)          -(J)         (0.03)           0.01
Net realized and unrealized gain
(loss) on investments                     1.45              1.60           0.77             3.07           (2.49)
                                      ---------         ---------      ---------      -----------      ---------
Total from investment operations          1.37              1.52           0.77             3.04           (2.48)
                                      ---------         ---------      ---------      -----------      ---------
LESS DISTRIBUTIONS
From net investment income                   -                 -              -                -           (0.01)
From net realized gain                       -             (0.22)             -                -               -
From capital paid-in                         -                 -              -            (1.24)              -
                                      ---------         ---------      ---------      -----------      ---------
                                             -             (0.22)             -            (1.24)          (0.01)
                                      ---------         ---------      ---------      -----------      ---------
NET ASSET VALUE, END OF PERIOD          $11.54            $10.17          $8.87            $8.10           $6.30
                                      =========         =========      =========      ===========      =========
       TOTAL RETURN (%)(K)               13.47(L)(Y)       17.34           9.45(L)         48.83(L)       (28.21)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $241              $253           $228              $87             $50
Ratio of net expenses to average net
assets (%)                                1.14              1.13           1.14             1.11            1.00
Ratio of gross expenses to average
net assets (%)                            1.15(P)           1.13           1.35(P)          1.21(P)         1.04(P)
Ratio of net investment income
(loss) to average net assets (%)         (0.70)(U)         (0.84)         (0.71)           (0.59)           0.19
Portfolio turnover (%)                     162               140            160(X)           235              45

(A)  Series I and Series II, began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Growth. Additionally, the accounting and performance history of the VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not Annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(U)  Net investment income (loss) per share and ratio of net investment income
     (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to the following amounts:

                                                  PERCENTAGE
                                      PER         OF AVERAGE
                                     SHARE        NET ASSETS
                                   ---------      -----------
   Series I                          $0.01           0.13%
   Series II                          0.01           0.06
   Series NAV                         0.01           0.06

(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.89         $14.97      $12.80       $8.78      $11.28
Net investment income (loss)(H)                     0.16           0.11        0.09        0.06        0.10
Net realized and unrealized gain (loss) on
investments                                         2.43           0.41        2.12        3.96       (2.52)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.59           0.52        2.21        4.02       (2.42)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.08)         (0.08)      (0.04)          -       (0.08)
From net realized gain                             (0.43)         (0.52)          -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.51)         (0.60)      (0.04)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.97         $14.89      $14.97      $12.80       $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.61(L)(Y)     3.89       17.33       45.79      (21.47)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $239           $189        $179        $137         $59
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.00           0.76        0.69        0.61        1.05
Portfolio turnover (%)                                27             29          26          36          57

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.83         $14.91      $12.76       $8.78       $11.07
Net investment income (loss)(H)                     0.12           0.08        0.07        0.04         0.07
Net realized and unrealized gain (loss) on
investments                                         2.42           0.41        2.11        3.94        (2.28)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.54           0.49        2.18        3.98        (2.21)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.05)         (0.05)      (0.03)          -        (0.08)
From net realized gain                             (0.43)         (0.52)          -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.48)         (0.57)      (0.03)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.89         $14.83      $14.91      $12.76        $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.35(L)(Y)     3.70       17.13       45.33       (19.95)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $51            $52         $54         $38          $10
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              0.78           0.55        0.49        0.39         0.87(R)
Portfolio turnover (%)                                27             29          26          36           57

                                                                  SMALL CAP INDEX
                                                              ------------------------
                                                                     SERIES NAV
                                                              ------------------------
                                                                    PERIOD ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                                2006          2005(A)
                                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $14.90         $12.77
Net investment income (loss)(H)                                   0.17           0.09
Net realized and unrealized gain (loss) on investments            2.43           2.04
                                                              ---------      ---------
Total from investment operations                                  2.60           2.13
                                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                                       (0.09)             -
From net realized gain                                           (0.43)             -
                                                              ---------      ---------
                                                                 (0.52)             -
                                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                                  $16.98         $14.90
                                                              =========      =========
       TOTAL RETURN (%)(K)                                       17.64(L)(Y)    16.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $179            $93
Ratio of net expenses to average net assets (%)                   0.52           0.53(R)
Ratio of gross expenses to average net assets (%)                 0.52(P)        0.53(R)
Ratio of net investment income (loss) to average net assets
(%)                                                               1.07           0.92(R)
Portfolio turnover (%)                                              27             29

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                   SMALL CAP OPPORTUNITIES
                                     ---------------------------------------------------
                                                          SERIES I
                                     ---------------------------------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                       2006           2005           2004       2003(A)
                                     ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.82         $21.62         $17.50      $12.50
Net investment income (loss)(H)          0.29           0.17           0.16        0.10
Net realized and unrealized gain
(loss) on investments                    2.09           1.45           4.28        4.90
                                     ---------      ---------      ---------   ---------
Total from investment operations         2.38           1.62           4.44        5.00
                                     ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.17)             -          (0.02)          -
From net realized gain                  (0.63)         (0.42)         (0.30)          -
                                     ---------      ---------      ---------   ---------
                                        (0.80)         (0.42)         (0.32)          -
                                     ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.40         $22.82         $21.62      $17.50
                                     =========      =========      =========   =========
       TOTAL RETURN (%)(K)              10.45(L)        7.77          25.78       40.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $110           $124            $95         $36
Ratio of net expenses to average
net assets (%)                           1.07           1.12           1.13        1.23(R)
Ratio of gross expenses to average
net assets (%)                           1.07(P)        1.12           1.13        1.23(R)
Ratio of net investment income
(loss) to average net assets (%)         1.23           0.76           0.88        0.33(R)
Portfolio turnover (%)                     36            113(X)          40          17(M)

                                                                   SMALL CAP OPPORTUNITIES
                                     -----------------------------------------------------------------------------------
                                                          SERIES II                                   SERIES NAV
                                     ---------------------------------------------------      --------------------------
                                                  PERIOD ENDED DECEMBER 31,                   PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------      --------------------------
                                       2006           2005           2004       2003(A)          2006          2005(A)
                                     ---------      ---------      ---------   ---------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.71         $21.55         $17.48      $12.50          $22.72          $21.40
Net investment income (loss)(H)          0.24           0.11           0.15        0.02            0.32            0.18
Net realized and unrealized gain
(loss) on investments                    2.07           1.47           4.24        4.96            2.05            1.67
                                     ---------      ---------      ---------   ---------      ----------      ----------
Total from investment operations         2.31           1.58           4.39        4.98            2.37            1.85
                                     ---------      ---------      ---------   ---------      ----------      ----------
LESS DISTRIBUTIONS
From net investment income              (0.13)             -          (0.02)          -           (0.18)          (0.11)
From net realized gain                  (0.63)         (0.42)         (0.30)          -           (0.63)          (0.42)
                                     ---------      ---------      ---------   ---------      ----------      ----------
                                        (0.76)         (0.42)         (0.32)          -           (0.81)          (0.53)
                                     ---------      ---------      ---------   ---------      ----------      ----------
NET ASSET VALUE, END OF PERIOD         $24.26         $22.71         $21.55      $17.48          $24.28          $22.72
                                     =========      =========      =========   =========      ==========      ==========
       TOTAL RETURN (%)(K)              10.19(L)        7.61          25.48       39.84(M)        10.47(L)         8.98(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $76            $83           $127         $33            $272            $183
Ratio of net expenses to average
net assets (%)                           1.27           1.32           1.33        1.43(R)         1.02            1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.27(P)        1.32           1.33        1.43(R)         1.02(P)         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         1.03           0.49           0.81        0.23(R)         1.39            1.00(R)
Portfolio turnover (%)                     36            113(X)          40          17(M)           36             113(X)

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

                                                                        SMALL CAP VALUE
                                                  ------------------------------------------------------------
                                                           SERIES I                         SERIES II
                                                  ---------------------------      ---------------------------
                                                         PERIOD ENDED                     PERIOD ENDED
                                                         DECEMBER 31,                     DECEMBER 31,
                                                  ---------------------------      ---------------------------
                                                    2006             2005(A)         2006             2005(A)
                                                  ---------         ---------      ---------         ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $18.45         $20.90             $18.45
Net investment income (loss)(H)                       0.17              0.04           0.09                  -(J)
Net realized and unrealized gain (loss) on
investments                                           3.36              2.68           3.39               2.68
                                                  ---------         ---------      ---------         ---------
Total from investment operations                      3.53              2.72           3.48               2.68
                                                  ---------         ---------      ---------         ---------
LESS DISTRIBUTIONS
From net investment income                           (0.01)                -              -                  -
From net realized gain                               (3.88)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
                                                     (3.89)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                      $20.58            $20.94         $20.50             $20.90
                                                  =========         =========      =========         =========
       TOTAL RETURN (%)(K)                           19.26(L)(Y)       14.78(M)       19.03(L)(Y)        14.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $74                $1            $69                $34
Ratio of net expenses to average net assets (%)       1.19              1.18(R)        1.37               1.38(R)
Ratio of gross expenses to average net assets
(%)                                                   1.19(P)           1.18(R)        1.37(P)            1.38(R)
Ratio of net investment income (loss) to average
net assets (%)                                        0.88              0.27(R)        0.48               0.01(R)
Portfolio turnover (%)                                  49                68             49                 68

                                                                               SMALL CAP VALUE
                                                  --------------------------------------------------------------------------
                                                                                  SERIES NAV
                                                  --------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------
                                                    2006             2005(F)        2004(G)        2003(G)       2002(E)(G)
                                                  ---------         ---------      ---------      ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $19.42         $16.56         $12.55            $13.76
Net investment income (loss)                          0.13(H)           0.05(H)        0.19           0.09              0.08
Net realized and unrealized gain (loss) on
investments                                           3.40              1.73           3.99           4.66             (0.96)
                                                  ---------         ---------      ---------      ---------      -----------
Total from investment operations                      3.53              1.78           4.18           4.75             (0.88)
                                                  ---------         ---------      ---------      ---------      -----------
LESS DISTRIBUTIONS
From net investment income                           (0.02)            (0.03)             -              -                 -
From net realized gain                               (3.88)            (0.23)         (1.16)         (0.65)            (0.11)
From capital paid in                                     -                 -          (0.16)         (0.09)            (0.22)
                                                  ---------         ---------      ---------      ---------      -----------
                                                     (3.90)            (0.26)         (1.32)         (0.74)            (0.33)
                                                  ---------         ---------      ---------      ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $20.57            $20.94         $19.42         $16.56            $12.55
                                                  =========         =========      =========      =========      ===========
       TOTAL RETURN (%)(K)                           19.32(L)(Y)        9.21          25.45(L)       37.97(L)          (6.43)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $278              $265           $247           $190              $120
Ratio of net expenses to average net assets (%)       1.11              1.10           1.05           1.05              1.04
Ratio of gross expenses to average net assets
(%)                                                   1.11(P)           1.10           1.06(P)        1.06(P)           1.04
Ratio of net investment income (loss) to average
net assets (%)                                        0.67              0.25           1.11           0.67              0.62
Portfolio turnover (%)                                  49                68             33             30                41

(A)  Series I and Series II began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                         SMALL COMPANY VALUE
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $22.21         $21.18         $17.14      $12.90      $13.80
Net investment income (loss)(H)        0.04           0.03           0.09        0.04        0.08
Net realized and unrealized gain
(loss) on investments                  3.27           1.40           4.20        4.28       (0.88)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       3.31           1.43           4.29        4.32       (0.80)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.02)         (0.06)         (0.03)      (0.06)      (0.04)
From net realized gain                (3.61)         (0.34)         (0.22)      (0.02)      (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (3.63)         (0.40)         (0.25)      (0.08)      (0.10)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $21.89         $22.21         $21.18      $17.14      $12.90
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            15.42(L)        6.93(L)       25.31       33.66       (5.93)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $275           $291           $521        $386        $305
Ratio of net expenses to average
net assets (%)                         1.08           1.10           1.10        1.11        1.11
Ratio of gross expenses to
average net assets (%)                 1.12(P)        1.12(P)        1.10        1.11        1.12(P)
Ratio of net investment income
(loss) to average net assets (%)       0.19           0.13           0.50        0.26        0.61
Portfolio turnover (%)                   16             12              9          14          19

                                                         SMALL COMPANY VALUE
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $22.13         $21.10         $17.10      $12.89       $13.83
Net investment income (loss)(H)           -(J)       (0.01)          0.06        0.01         0.13
Net realized and unrealized gain
(loss) on investments                  3.24           1.39           4.18        4.29        (0.97)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       3.24           1.38           4.24        4.30        (0.84)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                -          (0.01)         (0.02)      (0.07)       (0.04)
From net realized gain                (3.61)         (0.34)         (0.22)      (0.02)       (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (3.61)         (0.35)         (0.24)      (0.09)       (0.10)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $21.76         $22.13         $21.10      $17.10       $12.89
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            15.16(L)        6.73(L)       25.06       33.56        (6.20)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $195           $199           $278        $148          $51
Ratio of net expenses to average
net assets (%)                         1.28           1.30           1.30        1.31         1.31(R)
Ratio of gross expenses to
average net assets (%)                 1.32(P)        1.32(P)        1.30        1.31         1.32(P)(R)
Ratio of net investment income
(loss) to average net assets (%)      (0.01)         (0.03)          0.32        0.06         1.12(R)
Portfolio turnover (%)                   16             12              9          14           19

                                         SMALL COMPANY
                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $22.18         $21.03
Net investment income (loss)(H)         0.06           0.06
Net realized and unrealized gain
(loss) on investments                   3.26           1.52
                                    ---------      ---------
Total from investment operations        3.32           1.58
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.03)         (0.09)
From net realized gain                 (3.61)         (0.34)
                                    ---------      ---------
                                       (3.64)         (0.43)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $21.86         $22.18
                                    =========      =========
       TOTAL RETURN (%)(K)(L)          15.50           7.72(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $234           $148
Ratio of net expenses to average
net assets (%)                          1.03           1.04(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.06           1.06(R)
Ratio of net investment income
(loss) to average net assets (%)        0.26           0.33(R)
Portfolio turnover (%)                    16             12

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                            STRATEGIC BOND
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $12.03         $12.05      $11.73      $10.89      $10.74
Net investment income (loss)(H)          0.61           0.52        0.45        0.56        0.71
Net realized and unrealized gain
(loss) on investments                    0.17          (0.21)       0.31        0.82        0.21
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.78           0.31        0.76        1.38        0.92
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.80)         (0.33)      (0.44)      (0.54)      (0.77)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.80)         (0.33)      (0.44)      (0.54)      (0.77)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.01         $12.03      $12.05      $11.73      $10.89
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               6.97(L)        2.70        6.66       13.11        8.96
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $170           $188        $539        $456        $407
Ratio of net expenses to average
net assets (%)                           0.80           0.81        0.83        0.86        0.86
Ratio of gross expenses to average
net assets (%)                           0.80(P)        0.81        0.83        0.86        0.86
Ratio of net investment income
(loss) to average net assets (%)         5.26           4.35        3.88        4.96        6.78
Portfolio turnover (%)                    141             59          52          80          86

                                                            STRATEGIC BOND
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $12.01         $11.98      $11.69      $10.88       $10.88
Net investment income (loss)(H)          0.59           0.49        0.42        0.51         0.60
Net realized and unrealized gain
(loss) on investments                    0.18          (0.20)       0.30        0.85         0.17
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.77           0.29        0.72        1.36         0.77
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.78)         (0.26)      (0.43)      (0.55)       (0.77)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.78)         (0.26)      (0.43)      (0.55)       (0.77)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.00         $12.01      $11.98      $11.69       $10.88
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               6.86(L)        2.44        6.39       12.93         7.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $111           $114        $407        $151          $43
Ratio of net expenses to average
net assets (%)                           1.00           1.01        1.03        1.06         1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.00(P)        1.01        1.03        1.06         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         5.07           4.09        3.63        4.56         6.18(R)
Portfolio turnover (%)                    141             59          52          80           86

                                         STRATEGIC BOND
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.00         $12.11
Net investment income (loss)(H)         0.61           0.46
Net realized and unrealized gain
(loss) on investments                   0.18          (0.20)
                                    ---------      ---------
Total from investment operations        0.79           0.26
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.81)         (0.37)
                                    ---------      ---------
                                       (0.81)         (0.37)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $11.98         $12.00
                                    =========      =========
       TOTAL RETURN (%)(K)              7.05(L)        2.25(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $335           $401
Ratio of net expenses to average
net assets (%)                          0.75           0.74(R)
Ratio of gross expenses to average
net assets (%)                          0.75(P)        0.74(R)
Ratio of net investment income
(loss) to average net assets (%)        5.24           4.55(R)
Portfolio turnover (%)                   141             59

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

                                                                      TOTAL RETURN
                                             ---------------------------------------------------------------
                                                                        SERIES I
                                             ---------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)     2002(D)
                                             ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.81         $14.17         $14.21      $14.43      $13.88
Net investment income (loss)(H)                  0.57           0.44           0.27        0.35        0.49
Net realized and unrealized gain (loss) on
investments                                     (0.08)         (0.11)          0.40        0.35        0.78
                                             ---------      ---------      ---------   ---------   ---------
Total from investment operations                 0.49           0.33           0.67        0.70        1.27
                                             ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                      (0.47)         (0.34)         (0.54)      (0.77)      (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)      (0.30)
                                             ---------      ---------      ---------   ---------   ---------
                                                (0.47)         (0.69)         (0.71)      (0.92)      (0.72)
                                             ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $13.83         $13.81         $14.17      $14.21      $14.43
                                             =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                       3.67(L)        2.40           4.96        5.02        9.52
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $368           $438           $903      $1,036      $1,073
Ratio of net expenses to average net assets
(%)                                              0.81           0.82           0.80        0.82        0.81
Ratio of gross expenses to average net
assets (%)                                       0.81(P)        0.82           0.80        0.82        0.81
Ratio of net investment income (loss) to
average net assets (%)                           4.21           3.18           1.93        2.48        3.53
Portfolio turnover (%)                            254            409(X)         251         285         381

                                                                       TOTAL RETURN
                                             -----------------------------------------------------------------
                                                                         SERIES II
                                             -----------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)    2002(A)(D)
                                             ---------      ---------      ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.78         $14.11         $14.17      $14.42         $14.00
Net investment income (loss)(H)                  0.54           0.41           0.23        0.31           0.36
Net realized and unrealized gain (loss) on
investments                                     (0.09)         (0.10)          0.41        0.37           0.78
                                             ---------      ---------      ---------   ---------   -----------
Total from investment operations                 0.45           0.31           0.64        0.68           1.14
                                             ---------      ---------      ---------   ---------   -----------
LESS DISTRIBUTIONS
From net investment income                      (0.44)         (0.29)         (0.53)      (0.78)         (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)         (0.30)
                                             ---------      ---------      ---------   ---------   -----------
                                                (0.44)         (0.64)         (0.70)      (0.93)         (0.72)
                                             ---------      ---------      ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD                 $13.79         $13.78         $14.11      $14.17         $14.42
                                             =========      =========      =========   =========   ===========
       TOTAL RETURN (%)(K)                       3.42(L)        2.25           4.71        4.87           8.51(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $248           $286           $620        $491           $218
Ratio of net expenses to average net assets
(%)                                              1.01           1.01           1.00        1.02           1.01(R)
Ratio of gross expenses to average net
assets (%)                                       1.01(P)        1.01           1.00        1.02           1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.01           2.92           1.69        2.15           2.79(R)
Portfolio turnover (%)                            254            409(X)         251         285            381

                                                    TOTAL RETURN
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $13.79         $14.16
Net investment income (loss)(H)                   0.58           0.43
Net realized and unrealized gain (loss) on
investments                                      (0.09)         (0.08)
                                              ---------      ---------
Total from investment operations                  0.49           0.35
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.48)         (0.37)
From net realized gain                               -          (0.35)
                                              ---------      ---------
                                                 (0.48)         (0.72)
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.80         $13.79
                                              =========      =========
       TOTAL RETURN (%)(K)                        3.66(L)        2.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $1,319           $834
Ratio of net expenses to average net assets
(%)                                               0.76           0.76(R)
Ratio of gross expenses to average net
assets (%)                                        0.76(P)        0.76(R)
Ratio of net investment income (loss) to
average net assets (%)                            4.27           3.71(R)
Portfolio turnover (%)                             254            409(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03; and increases (decreases) to the net investment income per share of less than ($0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.56         $11.06       $9.96       $7.63       $9.79
Net investment income (loss)(H)                     0.16           0.13        0.13        0.09        0.08
Net realized and unrealized gain (loss) on
investments                                         1.59           0.49        1.03        2.24       (2.16)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.75           0.62        1.16        2.33       (2.08)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.12)         (0.12)      (0.06)          -       (0.08)
From net realized gain                             (0.06)             -           -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.18)         (0.12)      (0.06)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.13         $11.56      $11.06       $9.96       $7.63
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.29(L)(Y)     5.69       11.74       30.54      (21.29)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $238           $200        $175        $134         $60
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.30           1.20        1.30        1.05        0.96
Portfolio turnover (%)                                 2             21           5           6           4

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.51         $11.02       $9.93       $7.62        $9.67
Net investment income (loss)(H)                     0.13           0.11        0.11        0.07         0.07
Net realized and unrealized gain (loss) on
investments                                         1.59           0.48        1.04        2.24        (2.04)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.72           0.59        1.15        2.31        (1.97)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.10)         (0.10)      (0.06)          -        (0.08)
From net realized gain                             (0.06)             -           -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.16)         (0.10)      (0.06)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.07         $11.51      $11.02       $9.93        $7.62
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.09(L)(Y)     5.41       11.60       30.31       (20.36)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $37            $38         $37         $30           $6
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              1.09           0.99        1.08        0.86         0.98(R)
Portfolio turnover (%)                                 2             21           5           6            4

                                                    TOTAL STOCK
                                                    MARKET INDEX
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $11.57         $10.41
Net investment income (loss)(H)                   0.16           0.10
Net realized and unrealized gain (loss) on
investments                                       1.59           1.06
                                              ---------      ---------
Total from investment operations                  1.75           1.16
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.12)             -
From net realized gain                           (0.06)             -
                                              ---------      ---------
                                                 (0.18)             -
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.14         $11.57
                                              =========      =========
       TOTAL RETURN (%)(K)                       15.33(L)(Y)    11.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $160           $170
Ratio of net expenses to average net assets
(%)                                               0.52           0.52(R)
Ratio of gross expenses to average net
assets (%)                                        0.52(P)        0.52(R)
Ratio of net investment income (loss) to
average net assets (%)                            1.34           1.30(R)
Portfolio turnover (%)                               2             21

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.64         $13.93      $14.01      $14.22      $13.72
Net investment income (loss)(H)          0.56           0.37        0.24        0.21        0.54
Net realized and unrealized gain
(loss) on investments                    0.01          (0.16)       0.15        0.03        0.52
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.57           0.21        0.39        0.24        1.06
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.68)         (0.24)      (0.28)      (0.45)      (0.56)
From net realized gain                      -          (0.26)      (0.19)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.68)         (0.50)      (0.47)      (0.45)      (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.53         $13.64      $13.93      $14.01      $14.22
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.39(L)        1.58        2.89        1.73        7.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $181           $218        $471        $525        $708
Ratio of net expenses to average
net assets (%)                           0.75           0.74        0.74        0.73        0.74
Ratio of gross expenses to average
net assets (%)                           0.75(P)        0.74        0.74        0.73        0.74
Ratio of net investment income
(loss) to average net assets (%)         4.20           2.74        1.76        1.52        3.88
Portfolio turnover (%)                     57             26          77          97          19

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.63         $13.88      $13.97      $14.21       $13.77
Net investment income (loss)(H)          0.53           0.35        0.21        0.18         0.39
Net realized and unrealized gain
(loss) on investments                    0.01          (0.15)       0.15        0.04         0.61
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.54           0.20        0.36        0.22         1.00
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.65)         (0.19)      (0.26)      (0.46)       (0.56)
From net realized gain                      -          (0.26)      (0.19)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.65)         (0.45)      (0.45)      (0.46)       (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.52         $13.63      $13.88      $13.97       $14.21
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.19(L)        1.45        2.70        1.59         7.53(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $85           $103        $264        $208         $128
Ratio of net expenses to average
net assets (%)                           0.95           0.94        0.94        0.93         0.94(R)
Ratio of gross expenses to average
net assets (%)                           0.95(P)        0.94        0.94        0.93         0.94(R)
Ratio of net investment income
(loss) to average net assets (%)         4.00           2.53        1.56        1.28         3.04(R)
Portfolio turnover (%)                     57             26          77          97           19

                                        U.S. GOVERNMENT
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.61         $13.90
Net investment income (loss)(H)         0.57           0.33
Net realized and unrealized gain
(loss) on investments                      -(J)       (0.08)
                                    ---------      ---------
Total from investment operations        0.57           0.25
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.69)         (0.28)
From net realized gain                     -          (0.26)
                                    ---------      ---------
                                       (0.69)         (0.54)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $13.49         $13.61
                                    =========      =========
       TOTAL RETURN (%)(K)              4.39(L)        1.82(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $116            $96
Ratio of net expenses to average
net assets (%)                          0.70           0.67(R)
Ratio of gross expenses to average
net assets (%)                          0.70(P)        0.67(R)
Ratio of net investment income
(loss) to average net assets (%)        4.29           2.90(R)
Portfolio turnover (%)                    57             26

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

                                                            U.S. LARGE CAP
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003        2002
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.75         $14.00      $12.84          $9.41      $12.61
Net investment income (loss)(H)         0.10           0.07        0.07           0.05        0.05
Net realized and unrealized gain
(loss) on investments                   1.47           0.74        1.13           3.42       (3.22)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        1.57           0.81        1.20           3.47       (3.17)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.09)         (0.06)      (0.04)         (0.04)      (0.03)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.09)         (0.06)      (0.04)         (0.04)      (0.03)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.23         $14.75      $14.00         $12.84       $9.41
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)             10.66(L)        5.82        9.39          37.06      (25.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $443           $485        $639           $414        $382
Ratio of net expenses to average
net assets (%)                          0.91           0.94        0.93(T)        0.93        0.94
Ratio of gross expenses to average
net assets (%)                          0.91(P)        0.94        0.93(T)        0.93        0.94
Ratio of net investment income
(loss) to average net assets (%)        0.65           0.50        0.53           0.43        0.43
Portfolio turnover (%)                    29             34          46(X)          34          42

                                                            U.S. LARGE CAP
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003       2002(A)
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.70         $13.92      $12.79          $9.41       $12.35
Net investment income (loss)(H)         0.07           0.05        0.04           0.02         0.03
Net realized and unrealized gain
(loss) on investments                   1.45           0.75        1.12           3.41        (2.94)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        1.52           0.80        1.16           3.43        (2.91)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.06)         (0.02)      (0.03)         (0.05)       (0.03)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.06)         (0.02)      (0.03)         (0.05)       (0.03)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.16         $14.70      $13.92         $12.79        $9.41
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)             10.36(L)        5.73        9.11          36.68       (23.61)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $114           $129        $240           $143          $59
Ratio of net expenses to average
net assets (%)                          1.11           1.14        1.13(T)        1.13         1.14(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.14        1.13(T)        1.13         1.14(R)
Ratio of net investment income
(loss) to average net assets (%)        0.45           0.34        0.34           0.21         0.35(R)
Portfolio turnover (%)                    29             34          46(X)          34           42

                                         U.S. LARGE CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.74         $13.89
Net investment income (loss)(H)         0.12           0.02
Net realized and unrealized gain
(loss) on investments                   1.45           0.91
                                    ---------      ---------
Total from investment operations        1.57           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)         (0.08)
                                    ---------      ---------
                                       (0.11)         (0.08)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $16.20         $14.74
                                    =========      =========
       TOTAL RETURN (%)(K)             10.68(L)        6.76(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $402             $2
Ratio of net expenses to average
net assets (%)                          0.87           0.79(R)
Ratio of gross expenses to average
net assets (%)                          0.87(P)        0.79(R)
Ratio of net investment income
(loss) to average net assets (%)        0.77           0.21(R)
Portfolio turnover (%)                    29             34

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
(X)  Excludes merger activity.

                                                                VALUE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.89         $19.57      $17.09      $12.49      $16.47
Net investment income (loss)(H)          0.18           0.08        0.10        0.10        0.14
Net realized and unrealized gain
(loss) on investments                    3.95           2.36        2.48        4.67       (3.82)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         4.13           2.44        2.58        4.77       (3.68)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.12)      (0.10)      (0.17)      (0.12)
From net realized gain                  (3.21)             -           -           -       (0.18)
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.30)         (0.12)      (0.10)      (0.17)      (0.30)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $22.72         $21.89      $19.57      $17.09      $12.49
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              21.05(L)       12.56       15.18       38.76      (22.80)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $290           $263        $307        $272        $238
Ratio of net expenses to average
net assets (%)                           0.83           0.86        0.85        0.87        0.86
Ratio of gross expenses to average
net assets (%)                           0.83(P)        0.86        0.85        0.87        0.86
Ratio of net investment income
(loss) to average net assets (%)         0.83           0.39        0.58        0.71        0.94
Portfolio turnover (%)                     65             67          80         186          52

                                                                VALUE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.81         $19.50      $17.04      $12.48       $16.26
Net investment income (loss)(H)          0.13           0.04        0.07        0.06         0.12
Net realized and unrealized gain
(loss) on investments                    3.94           2.36        2.48        4.68        (3.60)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         4.07           2.40        2.55        4.74        (3.48)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.05)         (0.09)      (0.09)      (0.18)       (0.12)
From net realized gain                  (3.21)             -           -           -        (0.18)
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.26)         (0.09)      (0.09)      (0.18)       (0.30)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $22.62         $21.81      $19.50      $17.04       $12.48
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              20.80(L)       12.35       15.04       38.60       (21.87)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $59            $46         $49         $29          $11
Ratio of net expenses to average
net assets (%)                           1.03           1.06        1.05        1.07         1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.03(P)        1.06        1.05        1.07         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         0.64           0.20        0.40        0.44         1.02(R)
Portfolio turnover (%)                     65             67          80         186           52

                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $21.90         $18.90
Net investment income (loss)(H)         0.19           0.11
Net realized and unrealized gain
(loss) on investments                   3.94           2.89
                                    ---------      ---------
Total from investment operations        4.13           3.00
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)             -
From net realized gain                 (3.21)             -
                                    ---------      ---------
                                       (3.31)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $22.72         $21.90
                                    =========      =========
       TOTAL RETURN (%)(K)             21.03(L)       15.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $4             $1
Ratio of net expenses to average
net assets (%)                          0.78           0.82(R)
Ratio of gross expenses to average
net assets (%)                          0.78(P)        0.82(R)
Ratio of net investment income
(loss) to average net assets (%)        0.90           0.77(R)
Portfolio turnover (%)                    65             67

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                   APPENDIX A

                LIFESTYLE TRUSTS AND FRANKLIN TEMPLETON FOUNDING

                                ALLOCATION TRUST

                        DESCRIPTION OF UNDERLYING FUNDS

     The Lifestyle Trusts and the Franklin Templeton Founding Allocation Trust may invest in Series NAV shares of any of JHT's Funds except other JHT fund of funds and the JHT Feeder Funds (the "Underlying Portfolios"). The following tables set forth, separately for the fixed-income Underlying Funds and the equity Underlying Portfolios of JHT: (i) the names of the Underlying Funds and of their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and
(iii) brief descriptions of the Underlying Fund investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Underlying Funds.

                    FIXED-INCOME FUNDS -- JOHN HANCOCK TRUST

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ACTIVE BOND TRUST                    0.64%       To seek income and capital appreciation. Under normal market
Declaration Management &                         conditions, the Fund invests at least 80% of its net assets
Research LLC and MFC Global                      (plus any borrowing for investment purposes) in a
Investment Management (U.S.),                    diversified mix of debt securities and instruments.
LLC

BOND INDEX TRUST A                   0.55%       To seek to track the performance of the Lehman Brothers
Declaration Management &                         Aggregate Bond Index (which represents the U.S. investment
Research LLC                                     grade bond market). Under normal market conditions, the
                                                 Funds will invest at least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.*

CORE BOND TRUST                      0.79%       To seek total return consisting of income and capital
Wells Capital Management,                        appreciation. Under normal market conditions, the Fund
Incorporated                                     invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment
                                                 grade debt securities, including U.S. Government
                                                 obligations, corporate bonds, mortgage-backed and other
                                                 asset-backed securities and money market instruments.

GLOBAL BOND TRUST                    0.80%       To seek maximum total return, consistent with preservation
Pacific Investment Management                    of capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 fixed income instruments, which may be represented by
                                                 futures contracts (including related options) with respect to such securities, and options on such securities. These
                                                 fixed income instruments may be denominated in non-U.S.
                                                 currencies or in U.S. dollars.

HIGH INCOME TRUST                    0.74%       To seek high current income; capital appreciation is a
MFC Global Investment                            secondary goal. Under normal market conditions, the Fund
Management (U.S.), LLC                           invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign
                                                 corporate bonds, debentures and notes, convertible
                                                 securities, preferred stocks, and domestic and foreign
                                                 government obligations.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
HIGH YIELD TRUST                     0.71%       To realize an above-average total return over a market cycle
Western Asset Management                         of three to five years, consistent with reasonable risk.
Company                                          Under normal market conditions, the Fund invests at least
                                                 80% of its net assets (plus any borrowings for investment
                                                 purposes) at the time of investment in high yield
                                                 securities, including corporate bonds, preferred stocks,
                                                 U.S. Government and foreign securities, mortgage-backed
                                                 securities, loan assignments or participations and
                                                 convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of
                                                 equivalent quality): Corporate Bonds, Preferred Stocks and
                                                 Convertible Securities -- Moody's (Ba through C); Standard &
                                                 Poor's (BB through D).

INCOME TRUST                         0.41%       To seek to maximize income while maintaining prospects for
Franklin Advisers, Inc.                          capital appreciation. Under normal market conditions, the
                                                 Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible
                                                 securities.

INVESTMENT QUALITY BOND TRUST        0.67%       To provide a high level of current income consistent with
Wellington Management Company,                   the maintenance of principal and liquidity. Under normal
LLP                                              market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 bonds rated investment grade at the time of investment. The
                                                 Fund will tend to focus on corporate bonds and U.S.
                                                 government bonds with intermediate to longer term
                                                 maturities.

MONEY MARKET TRUST                   0.51%       To obtain maximum current income consistent with
MFC Global Investment                            preservation of principal and liquidity. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests in high quality, U.S. dollar
                                                 denominated money market instruments.

SHORT-TERM BOND TRUST                0.62%       To seek income and capital appreciation. Under normal market
Declaration Management &                         conditions, the Fund invests at least 80% of its net assets
Research LLC                                     (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and
                                                 instruments. The securities and instruments will have an
                                                 average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

SPECTRUM INCOME TRUST                0.93%       To seek a high level of current income with moderate share
T. Rowe Price Associates, Inc.                   price fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad
                                                 exposure primarily to domestic and international fixed
                                                 income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

STRATEGIC BOND TRUST                 0.75%       To seek a high level of total return consistent with
Western Asset Management                         preservation of capital. Under normal market conditions, the
Company                                          Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in fixed income
                                                 securities.

STRATEGIC INCOME TRUST               0.51%       To seek a high level of current income. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its assets in
Management (U.S.), LLC                           foreign government and corporate debt securities from
                                                 developed and emerging markets U.S. Government and agency
                                                 securities and domestic high yield bonds.

TOTAL RETURN TRUST                   0.76%       To seek maximum total return, consistent with preservation
Pacific Investment Management                    of capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 65% of its
                                                 total assets in a diversified fund of fixed income
                                                 instruments of varying maturities.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
U.S. GOVERNMENT SECURITIES           0.64%       To obtain a high level of current income consistent with
TRUST                                            preservation of capital and maintenance of liquidity. Under
Western Asset Management                         normal market conditions, the Fund invests at least 80% of
Company                                          its net assets (plus any borrowings for investment purposes)
                                                 in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities and futures contracts. The Fund may invest the
                                                 balance of its assets in non-U.S. government securities
                                                 including, but not limited to, fixed rate and adjustable
                                                 rate mortgage-backed securities, asset-backed securities,
                                                 corporate debt securities and money market instruments.

U.S. HIGH YIELD BOND TRUST           0.79%       To seek total return with a high level of current income.
Wells Capital Management,                        Under normal market conditions, the Fund invests at least
Incorporated                                     80% of its net assets (plus any borrowing for investment
                                                 purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as 'junk bonds' or
                                                 high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

                       EQUITY FUNDS -- JOHN HANCOCK TRUST

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
500 INDEX TRUST                      0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 500 Index and (b)
                                                 securities (which may or may not be included in the S&P 500
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

500 INDEX TRUST B                    0.25%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 500 Index and (b)
                                                 securities (which may or may not be included in the S&P 500
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

ALL CAP CORE TRUST                   0.83%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests in common stocks and other
Americas Inc.                                    equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.*

ALL CAP GROWTH TRUST                 0.90%       To seek long-term capital appreciation. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests its assets principally in
                                                 common stocks of companies that the subadviser believes
                                                 likely to benefit from new or innovative products, services or processes as well as those that have experienced
                                                 above-average, long-term growth in earnings and have
                                                 excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

ALL CAP VALUE TRUST                  0.87%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                           conditions, the Fund invests in equity securities of U.S.
                                                 and multinational companies in all capitalization ranges
                                                 that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market
                                                 capitalization range of the Russell 1000 Index. The Fund
                                                 will invest the remainder of its assets in mid-sized and
                                                 small company securities.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
BLUE CHIP GROWTH TRUST               0.83%       To provide long-term growth of capital. Current income is a
T. Rowe Price Associates, Inc.                   secondary objective. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

CAPITAL APPRECIATION TRUST           0.78%       To seek long-term growth of capital. Under normal market
Jennison Associates LLC                          conditions, the Fund invests at least 65% of its total
                                                 assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have
                                                 above-average growth prospects. These companies are
                                                 generally medium- to large-capitalization companies.

CLASSIC VALUE TRUST                  0.91%       To seek long-term growth of capital. Under normal market
Pzena Investment Management,                     conditions, the Fund invests at least 80% of its assets in
LLC                                              domestic equity securities. The Fund may invest in
                                                 securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and
                                                 foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

CORE EQUITY TRUST                    0.83%       To seek long-term capital growth. Under normal market
Legg Mason Capital Management,                   conditions, the Fund invests at least 80% of its net assets
Inc.                                             (plus any borrowings for investment purposes) in equity
                                                 securities that, in the subadviser's opinion, offer the
                                                 potential for capital growth.

DYNAMIC GROWTH TRUST                 0.96%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests at least 80% of its net assets
Americas Inc.                                    in stocks and other equity securities of medium-sized U.S.
                                                 companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

EMERGING GROWTH TRUST                1.05%       To seek superior long-term rates of return through capital
MFC Global Investment                            appreciation. Under normal market conditions, the Fund seeks
Management (U.S.), LLC                           to achieve its objective by investing, primarily in high
                                                 quality securities (those with a proven track record of
                                                 performance and/or growth) and convertible instruments of
                                                 small-cap U.S. companies.

EMERGING SMALL COMPANY TRUST         1.02%       To seek long term capital appreciation. Prior to June 11,
RCM Capital Management LLC                       2007: Under normal market conditions, the Fund invests at
                                                 least 80% of its assets (plus borrowings for investment
                                                 purposes) in equity securities of U.S. companies with
                                                 smaller capitalizations (with RCM defines as companies with market capitalizations of not less than 50% and not more
                                                 than 200% of the weighted average market capitalization of the Russell 2000 Index (not less than $150 million and not more than $4.4 billion as of December 31, 2005)). The
                                                 capitalization criteria applies at the time of investment.
                                                 Effective June 11, 2007, this policy will be changed as
                                                 follows: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in
                                                 either the Russell 2000 Index or the S&P Small Cap 600
                                                 Index.*

EMERGING MARKETS VALUE TRUST         1.12%       To seek long-term capital appreciation. Under normal
Dimensional Fund Advisors                        circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
EQUITY-INCOME TRUST                  0.84%       To provide substantial dividend income and also long-term
T. Rowe Price Associates, Inc.                   capital appreciation. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in equity securities,
                                                 with at least 65% in common stocks of well established
                                                 companies paying above-average dividends.

FINANCIAL SERVICES TRUST             0.86%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in companies that, at
                                                 the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

FUNDAMENTAL VALUE TRUST              0.81%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests in common stocks of U.S. companies with
                                                 market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

GLOBAL TRUST                         0.96%       To seek long-term capital appreciation. Under normal market
Templeton Global Advisors                        conditions, the Fund invests primarily in the equity
Limited                                          securities of companies located throughout the world,
                                                 including emerging markets.

GLOBAL ALLOCATION TRUST              0.98%       To seek total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests in equity and fixed income
                                                 securities of issuers located within and outside the U.S.
                                                 The Fund will allocate its assets between fixed income
                                                 securities and equity securities.

GLOBAL REAL ESTATE TRUST             1.07%       To seek a combination of long-term capital appreciation and
Deutsche Investment Management                   current income. Under normal market conditions, the Fund
Americas Inc.                                    invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to
                                                 REITs and U.S. and foreign real estate operating companies.
                                                 Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different
                                                 countries, including the U.S.

GROWTH & INCOME TRUST                0.68%       To seek income and long-term capital appreciation. Under
Independence Investments LLC                     normal market conditions, the Fund invests at least 65% of its total assets in a diversified mix of common stocks of
                                                 large U.S. companies.

GROWTH TRUST                         0.88%       To seek long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth
                                                 characteristics similar to companies included in the Index.
                                                 The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index.*

GROWTH OPPORTUNITIES TRUST           0.94%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          in small and mid-cap companies and seeks to achieve its
                                                 objective by outperforming its benchmark, the Russell 2500
                                                 Growth Index. The Fund typically makes equity investments in
                                                 U.S. companies whose stocks are included in the Russell 2500
                                                 Index, and in companies with total market capitalizations
                                                 similar to those of companies with stocks in the Index.*

HEALTH SCIENCES TRUST                1.14%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in common
                                                 stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of
                                                 products or services related to health care, medicine, or
                                                 the life sciences.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
INCOME & VALUE TRUST                 0.86%       To seek the balanced accomplishment of (a) conservation of
Capital Guardian Trust Company                   principal and (b) long-term growth of capital and income.
                                                 Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets
                                                 between equity and fixed income securities. Generally,
                                                 between 25% and 75% of the Fund's total assets will be
                                                 invested in fixed income securities unless the subadviser
                                                 determines that some other proportion would better serve the
                                                 Fund's investment objective.

INTERNATIONAL CORE TRUST             0.99%       To seek high total return. The portfolio typically invests
Grantham, Mayo, Van Otterloo &                   in a diversified portfolio of equity investments from
Co. LLC                                          developed markets other than the U.S. Under normal
                                                 circumstances, the portfolio invests at least 80% of its
                                                 assets in equity investments

INTERNATIONAL EQUITY INDEX           0.56%       To seek to track the performance of abroad-based equity
TRUST A                                          index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                      and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                                 assets in securities listed in the Morgan Stanley Capital
                                                 International ("MSCI(R)") All CountryWorld Excluding U.S.
                                                 Index.*

INTERNATIONAL EQUITY INDEX           0.35%       To seek to track the performance of abroad-based equity
TRUST B                                          index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                      and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                                 assets in securities listed in the Morgan Stanley Capital
                                                 International ("MSCI(R)") All CountryWorld Excluding U.S.
                                                 Index.*

INTERNATIONAL GROWTH TRUST           1.04%       To seek high total return primarily through capital
Grantham, Mayo, Van Otterloo &                   appreciation. Under normal market conditions, the Fund
Co. LLC                                          invests at least 80% of its total assets in equity
                                                 investments. The Fund typically invest in a diversified
                                                 portfolio of equity investments from a number of developed markets outside the U.S.

INTERNATIONAL OPPORTUNITIES          1.00%       To seek long-term growth of capital. Under normal market
TRUST                                            conditions, the Fund invests at least 65% of its total
Marsico Capital Management, LLC                  assets in common stocks of foreign companies that are
                                                 selected for their long-term growth potential. The Fund
                                                 invests in companies of any size throughout the world. The
                                                 Fund invests in issuers from at least three different
                                                 countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

INTERNATIONAL SMALL CAP TRUST        1.11%       To seek long-term capital appreciation. Under normal market
Templeton Investment Counsel,                    conditions, the Fund will invest at least 80% of its net
LLC                                              assets (plus any borrowings for investment purposes) in
                                                 securities issued by foreign companies including emerging
                                                 markets which have total stock market capitalizations or
                                                 annual revenues of $4 billion or less.

INTERNATIONAL SMALL COMPANY          1.09%       To seek long-term capital appreciation. Under normal market
TRUST                                            conditions, the Fund invests at least 80% of its net assets
Dimensional Fund Advisors                        (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which
                                                 the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of
                                                 developed markets but may also invest in emerging markets.

INTERNATIONAL VALUE TRUST            0.93%       To seek long-term growth of capital. Under normal market
Templeton Investment Counsel,                    conditions, the Fund invests at least 65% of its total
Inc.                                             assets in equity securities of companies located outside the
                                                 U.S., including in emerging markets.

INTRINSIC VALUE TRUST                0.91%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies whose stocks, at the time of investment, are
                                                 included in the Russell 1000 Index, or in companies with
                                                 size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its
                                                 objective by outperforming its benchmark, the Russell 1000
                                                 Value Index.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
LARGE CAP TRUST                      0.76%       To seek to maximize total return, consisting of capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a
                                                 market capitalization range, at the time of investment,
                                                 equal to that of the Fund's benchmark, the Russell 1000
                                                 Index.*

LARGE CAP VALUE TRUST                0.88%       To seek long-term growth of capital. Under normal market
BlackRock Investment                             conditions, the Fund invests at least 80% of its net assets
Management, LLC                                  (plus any borrowing for investment purposes) in equity
                                                 securities of large cap companies. The Fund will seek to
                                                 achieve this objective by investing in a diversified
                                                 portfolio of equity securities of large cap companies
                                                 located in the U.S. The Fund will seek to outperform the
                                                 Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal
                                                 valuations.*

MANAGED TRUST                        0.72%       To seek income and long-term capital appreciation. Under
Grantham, Mayo, Van Otterloo &                   normal market conditions, the Fund invests primarily in a
Co. LLC and Declaration                          diversified mix of: (a) common stocks of large
Management & Research LLC                        capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

MID CAP INDEX TRUST                  0.52%       To seek to approximate the aggregate total return of a mid
MFC Global Investment                            cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of it net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 400 Index and (b)
                                                 securities (which may or may not be included in the S&P 400
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

MID CAP INTERSECTION TRUST           0.94%       To seek long-term growth of capital. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant
                                                 capital appreciation potential. For the purposes of the
                                                 Fund, 'medium-sized companies' are those with market
                                                 capitalizations, at the time of investment, within the
                                                 market capitalization range of companies represented in
                                                 either the Russell MidCap Index or the S&P Mid Cap 400
                                                 Index.*

MID CAP STOCK TRUST                  0.88%       To seek long-term growth of capital. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant
                                                 capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies
                                                 represented in either the Russell MidCap Index or the S&P
                                                 MidCap 400 Index.*

MID CAP VALUE EQUITY TRUST           0.99%       To seek long-term growth of capital. Under normal market
RiverSource Investments, LLC                     conditions, the Fund invests at least 80% of its net assets
                                                 (including the amount of any borrowings for investment
                                                 purposes) in equity securities of medium-sized companies.
                                                 Medium-sized companies are those whose market
                                                 capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index.*

MID CAP VALUE TRUST                  0.90%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                           conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market
                                                 capitalization range of companies in the Russell MidCap
                                                 Index. The Fund invests 65% of its total assets in equity
                                                 securities which it believes to be undervalued in the
                                                 marketplace.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
MID VALUE TRUST                      1.06%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% (usually higher)
                                                 of its net assets in companies with market capitalizations that are within the Russell Midcap Index or the Russell
                                                 Midcap Value Index. The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good
                                                 prospects for capital appreciation.*

MUTUAL SHARES TRUST                  1.06%       To seek capital appreciation, which may occasionally be
Franklin Mutual Advisers, LLC                    short-term. Income is a secondary objective. Under normal
                                                 market conditions, the Fund invests mainly in equity
                                                 securities (including convertible securities or securities the subadviser expects to be exchanged for common or
                                                 preferred stock) of companies of any nation that the
                                                 subadviser believes are available at market prices less than their value based on certain recognized or objective
                                                 criteria (intrinsic value).

NATURAL RESOURCES TRUST              1.06%       To seek long-term total return. Under normal market
Wellington Management Company,                   conditions, the Fund will invest at least 80% of its net
LLP                                              assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of natural
                                                 resource-related companies worldwide, including emerging
                                                 markets. Natural resource-related companies include
                                                 companies that own or develop energy, metals, forest
                                                 products and other natural resources, or supply goods and
                                                 services to such companies.

OVERSEAS EQUITY TRUST                1.12%       To seek long-term capital appreciation. Under normal market
Capital Guardian Trust Company                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of a diversified mix of large established and
                                                 medium-sized foreign companies located primarily in
                                                 developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

PACIFIC RIM TRUST                    1.01%       To achieve long-term growth of capital. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.A.) Limited                      (plus any borrowings for investment purposes) in common
                                                 stocks and equity-related securities of established,
                                                 larger-capitalization non-U.S. companies located in the
                                                 Pacific Rim region, including emerging markets, that have
                                                 attractive long-term prospects for growth of capital.
                                                 Current income from dividends and interest will not be an
                                                 important consideration in the selection of Fund securities.

QUANTITATIVE ALL CAP TRUST           0.76%       To seek long-term growth of capital. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 65% of its total
Management (U.S.A.) Limited                      assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the
                                                 three market capitalization ranges of large, mid and small.

QUANTITATIVE MID CAP TRUST           0.87%       To seek long-term capital growth. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.A.) Limited                      (plus any borrowings for investment purposes) in U.S.
                                                 mid-cap stocks, convertible preferred stocks, convertible
                                                 bonds and warrants. U.S. mid-cap stocks are defined by
                                                 Morningstar. The Fund may also invest up to 20% of its
                                                 assets in large-cap stocks, convertible preferred stocks,
                                                 convertible bonds and warrants in an effort to reduce
                                                 overall Fund volatility and increase performance.

QUANTITATIVE VALUE TRUST             0.73%       To seek long-term capital appreciation. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 65% of its total
Management (U.S.A.) Limited                      assets in large-cap U.S. securities with the potential for long-term growth of capital.

REAL ESTATE EQUITY TRUST             0.90%       To seek long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                   appreciation and current income. Under normal market
                                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least
                                                 50% of assets to, real estate activities.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL ESTATE SECURITIES TRUST         0.73%       To seek to achieve a combination of long-term capital
Deutsche Investment Management                   appreciation and current income. Under normal market
Americas Inc.                                    conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of REITs and real estate companies. Equity
                                                 securities include common stock, preferred stock and
                                                 securities convertible into common stock.

REAL RETURN BOND TRUST               0.77%       To seek maximum real return, consistent with preservation of
Pacific Investment Management                    real capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in
                                                 inflation-indexed bonds of varying maturities issued by the
                                                 U.S. and non-U.S. governments, their agencies or
                                                 instrumentalities and corporations.

SCIENCE & TECHNOLOGY TRUST           1.15%       To seek long-term growth of capital. Current income is
T. Rowe Price Associates, Inc.                   incidental to the Fund's objective. Under normal market
and RCM Capital Management LLC                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the
                                                 development, advancement, and/or use of science and
                                                 technology. For purposes of satisfying this requirement,
                                                 common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

SMALL CAP INTRINSIC VALUE TRUST      0.97%       To seek long-term capital appreciation. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.), LLC                           (plus any borrowing for investment purposes) in equity
                                                 securities of small-capitalization companies. Equity
                                                 securities include common and preferred stocks and their
                                                 equivalents.*

SMALL CAP TRUST                      0.89%       To seek maximum capital appreciation consistent with
Independence Investments LLC                     reasonable risk to principal. Under normal market
                                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in equity
                                                 securities of small-cap companies whose market
                                                 capitalizations, at the time of investment, do not exceed
                                                 the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and (c) the
                                                 market capitalization of the companies in the S&P Small Cap
                                                 600 Index.*

SMALL CAP GROWTH TRUST               1.16%       To seek long-term capital appreciation. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap
                                                 companies" are those with market capitalizations, at the
                                                 time of investment, not exceeding the maximum market
                                                 capitalization of any company represented in either the
                                                 Russell 2000 Index or the S&P Small Cap 600 Index.*

SMALL CAP INDEX TRUST                0.52%       To seek to approximate the aggregate total return of a small
MFC Global Investment                            cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the Russell 2000 Index
                                                 and (b) securities (which may or may not be included in the
                                                 Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

SMALL CAP OPPORTUNITIES TRUST        1.02%       To seek long-term capital appreciation. Under normal market
Munder Capital Management                        conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of small-capitalization companies. Small-
                                                 capitalization companies are those companies with market
                                                 capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
SMALL CAP VALUE TRUST                1.11%       To seek long-term capital appreciation. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various
                                                 measures and offer good prospects for capital appreciation.
                                                 For the purposes of the Fund, "small cap companies" are
                                                 those with market capitalizations, at the time of
                                                 investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*

SMALL COMPANY TRUST                  1.31%       To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests at least 80% of its net assets
Management, Inc.                                 (plus any borrowing for investment purposes) in stocks of
                                                 U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index.*

SMALL COMPANY GROWTH TRUST           1.11%       To seek long-term growth of capital. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a
                                                 company to be a small-capitalization company if it has a
                                                 market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell
                                                 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*

SMALL COMPANY VALUE TRUST            1.06%       To seek long-term growth of capital. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any
                                                 security in the Russell 2000 Index. The Fund invests in
                                                 small companies whose common stocks are believed to be
                                                 undervalued.*

SPECIAL VALUE TRUST                  1.03%       To seek long-term capital growth. Under normal market
ClearBridge Advisors, LLC                        conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small
                                                 capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the
                                                 time of investment are no greater than (a) $3 billion or (b)
                                                 the highest month-end market capitalization value of any
                                                 stock in the Russell 2000 Index for the previous 12 months, whichever is greater.*

TOTAL STOCK MARKET INDEX TRUST       0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the Dow Jones Wilshire
                                                 5000 Index and (b) securities (which may or may not be
                                                 included in the Dow Jones Wilshire 5000 Index) that MFC
                                                 Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

U.S. CORE TRUST                      0.82%       To seek a high total return. Under normal market conditions,
Grantham, Mayo, Van Otterloo &                   the Fund invests at least 80% of its net assets (plus any
Co. LLC                                          borrowing for investment purposes) in investments tied
                                                 economically to the U.S. and it invests in equity
                                                 investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth
                                                 characteristics similar to companies that issue stocks
                                                 included in the Index.*

U.S. GLOBAL LEADERS GROWTH           0.72%       To seek long-term growth of capital. Under normal market
TRUST                                            conditions, the Fund invests least 80% of its net assets
Sustainable Growth Advisers,                     (plus any borrowing for investment purposes) in stocks of
L.P.                                             companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the
                                                 subadviser to have a high degree of predictability and above average sustainable long-term growth.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
U.S. LARGE CAP TRUST                 0.87%       To seek long-term growth of capital and income. Under normal
Capital Guardian Trust Company                   market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

U.S. MULTI SECTOR TRUST              0.81%       To seek long term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to
                                                 achieve its objective by outperforming its benchmark, the
                                                 Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently
                                                 maintained and published equity index which measures the
                                                 performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

UTILITIES TRUST                      0.95%       To seek capital growth and current income (income above that
Massachusetts Financial                          available from the Fund invested entirely in equity
Services Company                                 securities). Under normal market conditions, the Fund
                                                 invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

VALUE & RESTRUCTURING TRUST          0.87%       To seek long-term capital appreciation. Under normal market
UST Advisers, Inc.                               conditions, the Fund invests at least 65% of its total
                                                 assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not
                                                 reflect the economic value of the company's assets, but
                                                 where the subadviser believes restructuring efforts or
                                                 industry consolidation will serve to highlight the true
                                                 value of the company.

VALUE TRUST                          0.78%       To realize an above-average total return over a market cycle
Van Kampen                                       of three to five years, consistent with reasonable risk.
                                                 Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of
                                                 companies in the Russell MidCap Value Index.*

VALUE OPPORTUNITIES TRUST            0.89%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its assets in
Co. LLC                                          securities of small- and mid-cap companies and the Fund
                                                 seeks to achieve its objective by outperforming its
                                                 benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with
                                                 similar market capitalizations ("small- and mid-cap
                                                 companies").*

VISTA TRUST                          1.01%       To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests in common stocks of companies
Management, Inc.                                 that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

*"Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap 600(R)" are
trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500 Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                   APPENDIX B

                             INDEX ALLOCATION TRUST

                        DESCRIPTION OF UNDERLYING FUNDS

The Index Allocation Trust may invest in JHT portfolios noted below (the "Index Allocation Trust Underlying Funds"). The following tables sets forth: (i) the names of the Index Allocation Trust Underlying Funds and their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Index Allocation Trust Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and
(iii) brief descriptions of the Index Allocation Trust Underlying Funds' investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Index Allocation Trust Underlying Funds.

                                 EXPENSE
FUND AND SUBADVISER               RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------              -------                   ---------------------------
INTERNATIONAL EQUITY INDEX        0.56%    To seek to track the performance of abroad-based equity
TRUST A                                    index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                           assets in securities listed in the Morgan Stanley Capital
                                           International ("MSCI(R)") All CountryWorld Excluding U.S.
                                           Index.

BOND INDEX TRUST A                0.55%    To seek to track the performance of the Lehman Brothers
Declaration Management &                   Aggregate Bond Index (which represents the U.S. investment
Research, LLC                              grade bond market). Under normal market conditions, the
                                           Funds will invest at least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

500 INDEX TRUST                   0.52%    To seek to approximate the aggregate total return of a broad
MFC Global Investment                      U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of its net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the S&P 500 Index and(b)
                                           securities (which may or may not be included in the S&P 500
                                           Index) that MFC Global (U.S.A.) believes as a group will
                                           behave in a manner similar to the index.

MID CAP INDEX TRUST               0.52%    To seek to approximate the aggregate total return of a mid
MFC Global Investment                      cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of it net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the S&P 400 Index and(b)
                                           securities (which may or may not be included in the S&P 400
                                           Index) that MFC Global (U.S.A.) believes as a group will
                                           behave in a manner similar to the index.

SMALL CAP INDEX TRUST             0.52%    To seek to approximate the aggregate total return of a small
MFC Global Investment                      cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of its net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the Russell 2000 Index
                                           and(b) securities (which may or may not be included in the
                                           Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.

*"Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap 600(R)" are
trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500 Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                   APPENDIX C

HISTORICAL PERFORMANCE OF CORRESPONDING FOUNDING FUNDS STRATEGY

     The Franklin Templeton Founding Allocation Trust of JHT ("JHT Founding Allocation Trust") is expected to commence operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust ("Underlying Funds"), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund ("Franklin Underlying Funds"). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser anticipates using this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

     This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust's risks.

     The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

     The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. THE INFORMATION IN THIS APPENDIX DOES NOT REPRESENT THE PERFORMANCE OF THE JHT FOUNDING ALLOCATION TRUST OR ANY PREDECESSOR TO IT. Please note the following cautionary guidelines in reviewing this Appendix:

      -- Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust's performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust's performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

      -- Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund's assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.

      -- Initially, the JHT Founding Allocation Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust's discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds' and Founding Funds Strategy's performance.

     Performance information -- a bar chart and a table -- is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

     Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. IT IS IMPORTANT TO NOTE THAT THE PERFORMANCE RESULTS PRESENTED BELOW DO NOT REPRESENT THE PERFORMANCE OF THE JHT FOUNDING ALLOCATION TRUST AND ARE NO INDICATION OF HOW IT WOULD HAVE PERFORMED IN THE PAST OR WILL PERFORM IN THE FUTURE.

                            FOUNDING FUNDS STRATEGY

     The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

                            FOUNDING FUNDS STRATEGY
                          CALENDAR YEAR TOTAL RETURNS


                   -0.30%                                      -7.29%
        19.68%                14.31%     11.66%     2.42%                 30.09%     14.28%     6.65%      19.64%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year       Year       Year
 Class A Shares                                        19.64%     11.95%     10.62%
 S&P 500 Index                                         15.80%      6.19%      8.42%
 LB Aggregate Bond                                      4.33%      5.06%      6.24%

     INDEX (REFLECTS NO FEES OR TAXES)

          S&P 500 INDEX

          LEHMAN BROTHERS AGGREGATE BOND INDEX

     The bar chart shows how the Founding Funds Strategy ("Strategy") total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. THE TOTAL FEES AND EXPENSES OF THE FRANKLIN UNDERLYING FUNDS MAY BE LOWER THAT THE TOTAL FEES AND EXPENSES OF THE UNDERLYING FUNDS. THE STRATEGY DOES NOT REFLECT THE ADVISORY FEE AND CERTAIN OTHER FEES PAID BY THE JHT FOUNDING ALLOCATION TRUST. IF SUCH HIGHER FEES AND EXPENSES WERE REFLECTED IN THE STRATEGY PERFORMANCE SET FORTH ABOVE, PERFORMANCE WOULD BE LOWER. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

                                TEMPLETON GROWTH

CORRESPONDING TO: GLOBAL TRUST

     Templeton Growth Fund, Class A, total returns:

     BEST QUARTER:  Q2 '03, 20.22%

     WORST QUARTER:  Q3 '02, -16.96%

     Index (reflects no fees or taxes)

     MSCI WORLD INDEX

NET ASSETS OF TEMPLETON GROWTH FUND AS OF DECEMBER 31, 2006: $35.789 BILLION ACROSS ALL SHARE CLASSES; $27.120 BILLION IN CLASS A SHARES

                         TEMPLETON GROWTH FUND, CLASS A
                          CALENDAR YEAR TOTAL RETURNS


                   -2.48%                                      -9.48%
        16.18%                30.44%     1.74%      0.54%                 32.85%     17.00%     8.15%      21.81%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                         TEMPLETON GROWTH FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year      Years      Years
 Class A                                               21.81%     13.14%     10.85%
 MSCI World                                            20.65%     10.49%      8.08%
 Class A of Templeton Growth Fund was first offered on 11/29/54.

     Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                                  GLOBAL TRUST

     Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, is currently in the process of changing its investment policies. Global Trust's new investment policies will be substantially similar to Templeton Growth Fund. Because of the pending change to Global Trust's investment policies, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

     Series II, total returns:

     BEST QUARTER:  Q2 '03, 17.79%

     WORST QUARTER:  Q3 '02, -16.01%

     Index (reflects no fees or taxes)

     MSCI WORLD INDEX

NET ASSETS OF GLOBAL TRUST AS OF DECEMBER 31, 2006: $0.402 BILLION ACROSS ALL SHARE CLASSES; $.040 BILLION IN SERIES II SHARES

                            GLOBAL TRUST, SERIES II
                          CALENDAR YEAR TOTAL RETURNS


                                                   -16.09%    -19.11%
        20.80%     12.25%     3.66%      12.19%                           27.23%     14.53%     10.50%     20.09%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                            GLOBAL TRUST, SERIES II
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year      Years      Years
 Series II                                             20.09%      9.36%      7.55%
 MSCI World                                            20.65%     10.49%      8.08%

     Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

                              FRANKLIN INCOME FUND

CORRESPONDING TO: INCOME TRUST

     Franklin Income Fund, Class A, total returns:

     BEST QUARTER:  Q2 '03, 14.24%

     WORST QUARTER:  Q2 '02, -5.98%

    Note: Since Inception, Best quarter Q1, '91, 16.67%; Worst quarter Q3, '90, -8.58%

     Index (reflects no fees or taxes)

    S&P 500 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX

NET ASSETS OF FRANKLIN INCOME FUND AS OF DECEMBER 31, 2006: $52.245 BILLION ACROSS ALL SHARE CLASSES; $29.629 BILLION IN CLASS A SHARES.

                         FRANKLIN INCOME FUND, CLASS A
                          CALENDAR YEAR TOTAL RETURNS


                              -0.74%                           -1.06%
        16.85%     0.95%                 20.59%     0.65%                 30.96%     12.17%     1.85%      19.12%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                         FRANKLIN INCOME FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                       One        Five         Ten
                                                      Year        Years       Years
 Class A                                              19.12%      12.01%       9.62%
 S&P 500 Index                                        15.80%       6.19%       8.42%
 LB Aggregate Bond                                     4.33%       5.06%       6.24%
 Class A of Franklin Income Fund was first offered on 8/31/48.

     Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                               MUTUAL SHARES FUND

CORRESPONDING TO: MUTUAL SHARES TRUST

     Mutual Shares Fund, Class A, total returns:

     BEST QUARTER:  Q4 '98, 13.24%

     WORST QUARTER:  Q3 '98, -17.03%

     Index (reflects no fees or taxes)

     S&P 500 INDEX

NET ASSETS OF MUTUAL SHARES FUND AS OF DECEMBER 31, 2006: $21.596 BILLION ACROSS ALL SHARE CLASSES

                              MUTUAL SHARES FUND,
                      CLASS A CALENDAR YEAR TOTAL RETURNS


                                                              -11.20%
        26.01%     0.01%      14.63%     13.42%     5.94%                 26.18%     13.50%     9.98%      17.98%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                          MUTUAL SHARES FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year       Year       Year
 Class A Share                                         17.98%     10.54%     11.10%
 S&P 500 Index                                         15.80%      6.19%      8.42%
 Class A shares of the Franklin Mutual Shares Fund were first offered on 11/1/96.

     Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                              FOR MORE INFORMATION

     The following documents are available that offers further information on
JHT:

ANNUAL/SEMI ANNUAL REPORT TO SHAREHOLDERS

     Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more detailed information on all aspects of the Funds. JHT's SAI includes a summary of the JHT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

     TO REQUEST A FREE COPY OF THE CURRENT PROSPECTUS, ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

                          BY MAIL: John Hancock Trust
                              601 Congress Street
                                Boston, MA 02210

                            BY PHONE: 1-800-344-1029

                 ON THE INTERNET: www.johnhancockannuities.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUNDS
                                 FROM THE SEC:

                       BY MAIL: Public Reference Section
                       Securities and Exchange Commission
                           Washington, DC 20549-0102
                           (duplicating fee required)

        IN PERSON: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                   BY ELECTRONIC REQUEST: publicinfo@sec.gov
                           (duplicating fee required)

                          ON THE INTERNET: www.sec.gov

                          1940 Act File No. 811-04146